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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:        8/31

Date of reporting period:      11/30/14

Item 1. Schedule of Investments.

Invesco American Franchise Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2014

invesco.com/us	VK-AMFR-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.29%

Aerospace & Defense–1.47%

Honeywell International Inc.	1,503,702	$148,971,757

Agricultural Products–0.61%

Archer-Daniels-Midland Co.	1,176,962	62,002,358

Airlines–0.86%

Southwest Airlines Co.	2,087,149	87,284,571

Apparel, Accessories & Luxury Goods–1.33%

Michael Kors Holdings Ltd. (b)	1,761,794	135,147,218

Application Software–3.24%

salesforce.com, inc. (b)	4,044,979	242,172,893
Splunk Inc. (b)	1,297,179	87,040,711
		329,213,604

Asset Management & Custody Banks–1.34%

Ameriprise Financial, Inc.	1,029,953	135,716,907

Biotechnology–10.99%

Alkermes PLC (b)	2,684,668	147,710,433
Amgen Inc.	1,381,460	228,369,153
Biogen Idec Inc. (b)	308,142	94,812,212
Celgene Corp. (b)	3,007,265	341,895,958
Gilead Sciences, Inc. (b)	3,023,065	303,273,881
		1,116,061,637

Brewers–0.73%

Anheuser-Busch InBev N.V. -ADR (Belgium)	636,341	74,445,534

Cable & Satellite–8.41%

Comcast Corp. -Class A	1,609,883	91,827,726
DISH Network Corp. -Class A (b)	6,028,412	478,716,197
Time Warner Cable Inc.	1,894,999	282,885,451
		853,429,374

Communications Equipment–2.39%

F5 Networks, Inc. (b)	614,565	79,395,652
Palo Alto Networks, Inc. (b)	695,272	85,518,456
QUALCOMM, Inc.	1,069,393	77,958,750
		242,872,858

Construction & Engineering–2.38%

Fluor Corp.	457,553	28,363,711
Jacobs Engineering Group, Inc. (b)	2,281,996	105,998,714
Quanta Services, Inc. (b)	3,500,258	106,757,869
		241,120,294

Construction Materials–1.03%

Martin Marietta Materials, Inc.	875,020	105,037,401

	Shares	Value

Consumer Electronics–1.21%

Harman International Industries, Inc.	1,130,770	$122,722,468

Data Processing & Outsourced Services–4.05%

Alliance Data Systems Corp. (b)	174,104	49,771,110
MasterCard, Inc. -Class A	4,142,826	361,627,282
		411,398,392

Diversified Chemicals–0.96%

Dow Chemical Co. (The)	1,999,567	97,318,926

Drug Retail–1.14%

CVS Health Corp.	1,262,743	115,364,200

Fertilizers & Agricultural Chemicals–0.84%

Monsanto Co.	709,804	85,112,598

Footwear–0.61%

NIKE, Inc. -Class B	622,421	61,800,181

General Merchandise Stores–0.26%

Dollar General Corp. (b)	389,358	25,985,753

Health Care Distributors–0.84%

McKesson Corp.	405,491	85,461,283

Health Care Facilities–0.41%

HCA Holdings, Inc. (b)	590,680	41,164,489

Home Entertainment Software–0.61%

Activision Blizzard, Inc.	2,877,991	62,308,505

Home Improvement Retail–3.06%

Lowe’s Cos., Inc.	4,868,842	310,778,185

Hotels, Resorts & Cruise Lines–2.86%

Carnival Corp.	5,464,864	241,328,394
Royal Caribbean Cruises Ltd.	668,080	49,264,219
		290,592,613

Household Appliances–1.35%

Whirlpool Corp.	736,573	137,127,795

Industrial Conglomerates–0.91%

Roper Industries, Inc.	587,339	92,693,841

Industrial Machinery–0.93%

Flowserve Corp.	1,604,629	94,464,509

Insurance Brokers–0.75%

Aon PLC	824,478	76,255,970

Internet Retail–3.71%

Amazon.com, Inc. (b)	539,524	182,704,407
Priceline Group Inc. (The) (b)	167,216	194,002,331
		376,706,738

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

	Shares	Value

Internet Software & Services–11.59%

Alibaba Group Holding Ltd. -ADR (China)(b)	862,037	$96,237,811
Baidu, Inc. -ADR (China)(b)	248,484	60,905,913
Facebook Inc. -Class A (b)	7,341,958	570,470,137
Google Inc. -Class A (b)	479,294	263,170,749
Google Inc. -Class C (b)	344,051	186,417,153
		1,177,201,763

Investment Banking & Brokerage–1.45%

Morgan Stanley	4,177,841	146,976,446

Life Sciences Tools & Services–1.03%

Thermo Fisher Scientific, Inc.	812,104	104,996,926

Movies & Entertainment–1.41%

Twenty-First Century Fox, Inc. -Class A	2,231,928	82,134,951
Walt Disney Co. (The)	658,275	60,897,020
		143,031,971

Oil & Gas Equipment & Services–1.33%

Baker Hughes Inc.	946,329	53,940,753
Halliburton Co. (c)	1,927,694	81,348,687
		135,289,440

Oil & Gas Exploration & Production–2.31%

Anadarko Petroleum Corp.	2,318,596	183,516,873
Pioneer Natural Resources Co.	352,828	50,535,555
		234,052,428

Oil & Gas Storage & Transportation–0.76%

Kinder Morgan Inc. (c)	1,869,990	77,324,086

Pharmaceuticals–4.34%

AbbVie Inc.	1,981,916	137,148,587
Actavis PLC (b)	807,002	218,382,812
Bristol-Myers Squibb Co.	1,440,522	85,062,824
		440,594,223

Railroads–1.57%

Canadian Pacific Railway Ltd. (Canada)	486,015	93,878,657
Union Pacific Corp.	557,237	65,068,565
		158,947,222

Semiconductor Equipment–0.57%

Applied Materials, Inc.	2,418,907	58,174,713

Semiconductors–3.81%

Micron Technology, Inc. (b)	4,642,258	166,889,175
NXP Semiconductors N.V. (Netherlands)(b)	2,822,973	219,655,529
		386,544,704

Soft Drinks–0.76%

Monster Beverage Corp. (b)	684,944	76,816,470

Specialized REIT’s–1.03%

American Tower Corp.	994,912	104,475,709

	Shares	Value

Systems Software–2.10%

ServiceNow, Inc. (b)	2,193,994	$140,327,856
VMware, Inc. -Class A (b)	833,241	73,291,879
		213,619,735

Technology Hardware, Storage & Peripherals–4.62%

Apple Inc.	3,945,435	469,230,585

Wireless Telecommunication Services–1.33%

Sprint Corp. (b)(c)	26,459,790	135,474,125
Total Common Stocks & Other Equity Interests (Cost $6,930,862,333)		10,081,310,505

Money Market Funds–0.66%

Liquid Assets Portfolio –Institutional Class (d)	33,340,540	33,340,540
Premier Portfolio –Institutional Class (d)	33,340,540	33,340,540
Total Money Market Funds (Cost $66,681,080)		66,681,080
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.95% (Cost $6,997,543,413)		10,147,991,585

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.86%

Liquid Assets Portfolio - Institutional Class (Cost $87,622,328)(d)(e)	87,622,328	87,622,328
TOTAL INVESTMENTS–100.81% (Cost $7,085,165,741)		10,235,613,913
OTHER ASSETS LESS LIABILITIES–(0.81)%		(82,359,681)
NET ASSETS–100.00%		$10,153,254,232

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of November 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$83,528,881	$(83,528,881)	$ —

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco American Franchise Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco American Franchise Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco American Franchise Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $1,671,566,650 and $1,869,195,291, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,316,438,060
Aggregate unrealized (depreciation) of investment securities	(175,982,287)
Net unrealized appreciation of investment securities	$3,140,455,773
Cost of investments for tax purposes is $7,095,158,140.

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	MS-CTFI-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–106.46%

California–101.58%

ABAG Finance Authority For Nonprofit Corps. (Sharp HealthCare); Series 2014 A, RB	5.00%	08/01/43	$500	$559,645
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,688,227
Alhambra Unified School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/20	1,925	1,697,407
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	4,000	4,257,680
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	2,952,925
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,500	1,618,410
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,215	2,422,280
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS-AMBAC) (a)	5.25%	07/01/17	1,430	1,490,575
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/18	1,250	1,427,675
Series 2008 F-1, Toll Bridge RB (c)(d)	5.00%	04/01/18	2,500	2,855,350
Series 2009 F-1, Toll Bridge RB (c)(d)(e)	5.13%	04/01/19	1,500	1,764,360
Series 2009 F-1, Toll Bridge RB (e)	5.25%	04/01/26	4,685	5,481,356
Series 2009 F-1, Toll Bridge RB (e)	5.25%	04/01/29	5,205	6,005,841
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/34	1,500	1,732,455
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,465	1,063,883
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	3,045	1,634,830
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/18	1,850	1,858,103
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/37	1,745	2,016,697
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	2,018,820
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (e)	5.00%	01/01/38	2,100	2,297,526
California (State of) Educational Facilities Authority (Pitzer College); Series 2005 A, RB	5.00%	04/01/35	2,000	2,013,600
Series 2009, RB	6.00%	04/01/40	2,000	2,374,060
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (e)	5.25%	10/01/39	1,800	2,024,820
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	500	578,570
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	500	583,130
Series 2011 A, RB	5.25%	03/01/41	2,500	2,720,400
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	1,050	1,156,428
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	2,950	3,306,212
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,084,080
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008, RB (c)(d)	6.50%	10/01/18	980	1,192,552
Series 2008, RB (c)(d)	6.50%	10/01/18	20	24,338
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	4,000	4,491,880
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/37	1,000	1,132,240
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	2,000	2,333,520
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,187,770
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	1,002,150

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	$ 1,500	$ 1,650,570
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/39	1,200	1,321,212
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/20	2,385	2,560,512
Series 2007, COP	5.25%	02/01/37	500	526,250
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.50%	07/01/30	1,000	1,103,410
Series 2010 A, RB	5.75%	07/01/40	1,500	1,663,575
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/33	1,315	1,520,337
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/34	620	695,981
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,178,270
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	3,000	3,223,110
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 A, Ref. Solid Waste Disposal RB (f)	5.00%	01/01/22	2,000	2,113,940
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/31	2,000	2,301,720
Series 2014 E, Lease RB	5.00%	09/01/39	1,200	1,358,784
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/39	1,735	1,964,575
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB	5.00%	09/01/38	1,000	1,119,860
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/43	840	955,324
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,029,000
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/32	820	881,984
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,275,340
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	1,785	1,863,683
Series 2014 A, RB	5.13%	11/01/23	715	776,812
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,884,928
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS-AGM) (a)	5.25%	10/01/43	600	676,098
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/44	750	828,735
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.75%	02/01/38	445	536,336
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (g)	6.25%	11/15/19	2,000	2,234,200
Series 2009, Senior Living RB (g)	7.25%	11/15/41	500	598,850
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/32	1,000	1,065,250
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/38	2,000	2,243,480
California (State of); Series 2003 A-2, VRD Unlimited Tax GO Bonds (LOC - Bank of Montreal) (h)(i)	0.03%	05/01/33	2,250	2,250,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,893,300
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	2,123,887
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,498,662
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,445,410
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,796,699
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,788,250
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	1,000	1,179,930
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	2,000	2,433,840

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California State University; Series 2009 A, Systemwide RB (INS-AGC) (a)	5.25%	11/01/38	$1,000	$1,142,220
Series 2012 A, Systemwide RB (e)	5.00%	11/01/37	6,750	7,672,793
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	725	789,213
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	735	427,322
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,500	2,720,925
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,302,000
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,083,570
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	06/01/34	1,000	1,130,130
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	4,430	1,994,165
Emeryville (City of) Public Financing Authority (Alameda County); Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/32	445	513,477
Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/33	385	443,197
Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/34	500	572,870
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,800	2,013,228
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS-AMBAC) (a)	5.38%	09/01/25	1,500	1,503,165
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/21	1,480	1,482,324
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights); Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,960	2,224,835
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,090	1,203,698
Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/29	615	410,722
Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/31	2,235	1,364,780
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	4,735	2,748,904
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	1,415	729,843
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/24	2,425	2,434,627
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	2,945	2,782,024
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	3,440	2,850,350
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,000	2,284,680
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.25%	05/01/23	1,000	1,123,880
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1) ; Series 2014, Special Tax RB	5.00%	09/01/44	445	495,472
Series 2014, Special Tax RB	5.00%	09/01/49	445	494,310
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	515	607,000
Kern (County of) (Capital Improvments); Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/35	1,000	1,148,360
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,700	1,891,998
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS-AGM) (a)	5.00%	10/01/37	1,000	1,089,330
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/29	2,000	2,227,880
Long Beach (City of) Financing Authority; Series 1992, RB (INS-AMBAC) (a)	6.00%	11/01/17	9,575	10,084,294
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,723,750
Los Angeles (City of) (FHA Insured Mortgage Loans - Section 8 Assisted); Series 1997 A, Ref. Mortgage RB (INS-NATL) (a)	6.10%	07/01/25	420	420,907
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	2,500	2,830,250
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,132,100
Series 2013, RB (f)	5.00%	05/15/43	3,000	3,328,320

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles (City of) Department of Water & Power; Series 2011 A, Power System RB (e)	5.00%	07/01/22	$1,800	$2,165,220
Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,690,590
Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,485	1,581,971
Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/37	1,000	1,088,640
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,237,820
Los Angeles (City of) Harbor Department; Series 2014 A, Ref. RB (f)	5.00%	08/01/36	1,000	1,140,220
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	1,000	1,026,790
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (e)	5.00%	08/01/33	2,000	2,230,720
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/24	1,265	879,630
Los Angeles Unified School District (Election of 2004); Series 2007 H, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/32	1,000	1,090,240
Series 2009 I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	3,000	3,388,050
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	1,500	1,908,270
Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS-NATL) (a)	6.50%	03/15/15	1,695	1,717,357
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	940	374,205
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/20	1,310	1,312,987
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,101,090
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	840	412,885
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	6.50%	03/01/28	1,000	1,110,450
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,914,120
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,000	1,144,830
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,163,340
Panama-Buena Vista Union School District (School Construction); Series 2006, COP (INS-NATL) (a)	5.00%	09/01/30	1,045	1,076,768
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/01/30	1,600	1,703,488
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	1,000	1,130,790
Pomona (City of) Public Financing Authority (Merged Redevelopment); Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/15	2,020	2,027,393
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/16	1,110	1,113,885
Series 2007 AW, Sub. RB	5.13%	02/01/33	1,075	1,076,419
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS-NATL) (a)	6.00%	04/01/19	1,025	1,128,453
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/27	1,000	1,067,220
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/34	1,000	1,039,730
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/23	1,400	1,405,194
Regents of the University of California; Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,795,600
Series 2009 O, General RB (e)	5.75%	05/15/23	705	849,151
Series 2009 O, General RB (e)	5.75%	05/15/25	1,050	1,259,612
Series 2009 Q, General RB (e)(j)	5.00%	05/15/34	920	1,006,866
Riverside (City of); Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,101,610
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	1,800	1,988,424
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,723,125
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (c)(d)	5.00%	06/01/16	2,000	2,140,100

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sacramento (County of); Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	$1,000	$1,101,090
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/41	1,015	1,117,606
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,462,504
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	2,000	2,403,820
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS-Radian) (a)	5.25%	10/01/27	2,535	2,620,911
San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,215	2,556,797
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB	5.00%	04/01/48	2,980	3,419,133
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (e)	5.25%	08/01/33	1,500	1,729,905
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	2,916,075
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	6.00%	05/01/39	1,000	1,185,600
Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/23	5,000	5,806,950
Series 2011 G, Second Series RB	5.25%	05/01/28	2,000	2,298,300
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,000	4,599,800
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,227,290
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	610,210
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, Tax Allocation RB	5.00%	08/01/43	1,060	1,168,894
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	500	550,370
San Francisco (City of) Bay Area Rapid Transit District; Series 2012 A, RB	5.00%	07/01/36	1,000	1,135,950
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/44	2,000	2,135,960
San Jose (City of); Series 2014 A, Ref. Airport RB (f)	5.00%	03/01/25	1,050	1,225,896
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	3,110	1,630,666
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	1,500	1,654,890
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	3,315,240
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.63%	09/01/36	1,000	1,127,930
Series 2013, Special Tax RB	5.63%	09/01/43	1,000	1,119,010
Santaluz Community Facilities District No. 2 (Improvement Area No. 1); Series 2011 A, Ref. Special Tax RB	5.00%	09/01/28	825	914,834
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/29	715	790,568
Series 2011 A, Ref. Special Tax RB	5.10%	09/01/30	465	514,983
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	1,500	1,594,500
Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	3,480	2,113,543
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	2,765	1,470,316
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/34	895	1,008,674
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	1,520	1,560,721
Series 2009 B, Ref. RB (e)	5.00%	07/01/27	8,585	9,929,153
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(k)	9.62%	07/01/15	1,300	1,361,360
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS-AMBAC) (a)(k)	9.62%	07/01/15	200	209,440
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011 1, RB (e)	5.25%	07/01/31	2,100	2,448,915
Series 2011-1, RB (e)	5.25%	07/01/29	2,100	2,484,615
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.13%	08/01/27	2,150	2,168,554

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	$1,000	$1,099,820
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (a)	5.13%	03/01/36	1,475	1,627,471
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,335,940
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	2,500	1,747,425
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.63%	09/01/39	1,000	1,142,950
Whittier (City of) (Presbyterian Intercommunity Hospital, Inc.); Series 2014, Health Facility RB	5.00%	06/01/44	1,500	1,678,065
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/24	4,685	3,474,583
				371,145,292

Guam–1.50%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,104,620
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	727,584
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (f)	6.25%	10/01/34	1,000	1,154,030
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/35	765	850,213
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,638,570
				5,475,017

Puerto Rico–1.41%

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (c)(d)	5.45%	07/01/17	3,680	4,117,515
Puerto Rico Sales Tax Financing Corp.; Series 2011 C, RB	5.25%	08/01/40	1,310	1,040,690
				5,158,205

Virgin Islands–1.97%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (f)	5.00%	09/01/29	1,645	1,842,351
Series 2014 A, Ref. RB (f)	5.00%	09/01/33	1,500	1,648,740
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,906,167
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,600	1,789,792
				7,187,050
TOTAL INVESTMENTS(l)–106.46% (Cost $348,338,194)				388,965,564
FLOATING RATE NOTE OBLIGATIONS–(7.97)%
Notes with interest and fee rates ranging from 0.56% to 0.61% at 11/30/14 and contractual maturities of collateral ranging from 07/01/22 to 10/01/39 (See Note 1D)(m)				(29,120,000)
OTHER ASSETS LESS LIABILITIES–1.51%				5,524,855
NET ASSETS–100.00%				$365,370,419

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHA	—Federal Housing Administration
GO	—General Obligation

INS	—Insurer
Jr.	—Junior
NATL	—National Public Finance Guarantee Corp.
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(f)	Security subject to the alternative minimum tax.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $7,166,610, which represented 1.96% of the Fund’s Net Assets.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.
(k)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,570,800, which represented 0.43% of the Fund’s Net Assets.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.2%
American Municipal Bond Assurance Corp.	5.4
National Public Finance Guarantee Corp.	5.0

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Fund’s investments with a value of $50,778,528 are held by Dealer Trusts and serve as collateral for the $29,120,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco California Tax-Free Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $14,570,141 and $8,663,675, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,058,447
Aggregate unrealized (depreciation) of investment securities	(146,258)
Net unrealized appreciation of investment securities	$40,912,189
Cost of investments for tax purposes is $348,053,375.

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	CPB-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–48.28%

Aerospace & Defense–0.41%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	$108,000	$119,205
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	61,000	59,322
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	204,000	216,240
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/21(b)	25,000	25,469
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	1,540,000	1,549,970
Sr. Unsec. Gtd. Notes, 4.95%, 02/15/21	679,000	743,803
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	50,000	51,063
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	130,000	128,862
6.00%, 07/15/22	24,000	24,390
6.50%, 07/15/24	53,000	54,391
7.50%, 07/15/21	50,000	53,938
		3,026,653

Agricultural & Farm Machinery–0.01%

Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	74,000	68,820

Agricultural Products–0.01%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	37,000	37,555

Airlines–0.25%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	70,548	75,090
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,052,368	1,168,129
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	2,755	3,035
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	463,086	476,400
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 12/01/20	112,000	114,800

	Principal Amount	Value

Airlines–(continued)

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/15	$10,447	$10,603
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	8,955	10,071
		1,858,128

Alternative Carriers–0.03%

Level 3 Communications Inc., Sr. Unsec. Notes, 5.75%, 12/01/22(b)	55,000	55,550
Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(b)	125,000	127,187
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 01/15/21	70,000	73,500
		256,237

Aluminum–0.03%

China Hongqiao Group Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 7.63%, 06/26/17(b)	203,000	209,775

Apparel Retail–0.08%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	166,000	179,280
L Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	170,000	191,887
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	185,000	190,087
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	43,000	45,903
		607,157

Apparel, Accessories & Luxury Goods–0.03%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	151,000	164,024
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	41,000	42,742
		206,766

Application Software–0.02%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	113,000	114,413

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Asset Management & Custody Banks–1.19%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	$2,865,000	$3,022,797
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	965,000	981,971
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	2,645,000	2,844,623
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	1,545,000	1,794,650
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	66,000	65,010
		8,709,051

Auto Parts & Equipment–1.01%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	65,000	69,388
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	128,000	134,080
Johnson Controls, Inc., Sr. Unsec. Global Notes, 4.95%, 07/02/64	615,000	632,281
Magna International Inc. (Canada), Sr. Unsec. Global Notes, 3.63%, 06/15/24	3,295,000	3,369,006
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	148,000	151,330
TRW Automotive Inc., Sr. Unsec. Gtd. Notes, 4.50%, 03/01/21(b)	3,000,000	3,029,062
		7,385,147

Automobile Manufacturers–0.74%

General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	2,355,000	2,414,464
General Motors Financial Co. Inc, Sr. Unsec. Gtd. Notes, 3.50%, 07/10/19	924,000	938,438
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/19(b)	2,019,000	2,074,724
		5,427,626

Automotive Retail–0.01%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	82,000	83,230
Group 1 Automotive, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 06/01/22(b)	20,000	19,900
		103,130

	Principal Amount	Value

Biotechnology–0.18%

Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.50%, 02/01/25	$1,294,000	$1,333,262

Broadcasting–0.10%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	74,000	77,515
iHeartCommunications Inc., Sr. Sec. Gtd. Notes, 9.00%, 09/15/22(b)	46,000	45,080
Sr. Unsec. Global Notes, 10.00%, 01/15/18	100,000	80,125
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	160,000	156,800
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	5,000	5,175
TV Azteca S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 09/18/20(b)	350,000	375,830
		740,525

Building Products–0.13%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	215,000	224,675
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	126,000	131,355
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	180,000	186,075
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	89,000	88,275
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	211,000	228,935
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	24,000	24,840
7.88%, 03/30/20(b)	60,000	65,100
		949,255

Cable & Satellite–0.59%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	147,000	148,470
5.25%, 09/30/22	35,000	35,000
CCOH Safari LLC, Sr. Unsec. Gtd. Notes, 5.50%, 12/01/22	35,000	35,656
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	1,220,000	1,756,583
9.38%, 01/15/19(b)	25,000	31,816
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	1,090,000	1,149,738

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	$272,000	$276,760
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/24(b)	70,000	70,700
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	59,000	65,268
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	680,000	761,755
		4,331,746

Casinos & Gaming–0.05%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	105,000	112,350
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	10,000	9,850
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	22,000	19,525
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	45,000	48,375
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	54,000	54,540
7.75%, 03/15/22	136,000	153,680
		398,320

Catalog Retail–0.86%

QVC Inc., Sr. Sec. Gtd. Global Notes, 4.85%, 04/01/24	1,736,000	1,771,449
Sr. Sec. Gtd. Notes, 4.45%, 02/15/25(b)	2,800,000	2,739,697
5.45%, 08/15/34(b)	1,815,000	1,778,229
		6,289,375

Coal & Consumable Fuels–0.02%

CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	140,000	140,525

Commercial Printing–0.02%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	33,000	33,784
RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 7.88%, 03/15/21	90,000	101,700
		135,484

Communications Equipment–0.04%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	40,000	35,150
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	135,000	132,637
9.00%, 04/01/19(b)	133,000	136,990
		304,777

	Principal Amount	Value

Construction & Engineering–0.03%

AECOM Technology Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	$40,000	$42,213
5.88%, 10/15/24(b)	86,000	91,899
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	105,000	110,250
		244,362

Construction Machinery & Heavy Trucks–0.10%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	127,000	134,302
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	154,000	160,160
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	109,000	111,725
6.75%, 06/15/21	34,000	35,785
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	128,000	132,960
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	142,000	146,260
		721,192

Construction Materials–0.05%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	55,000	55,447
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	30,000	31,725
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	170,000	174,675
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	101,000	108,827
		370,674

Consumer Finance–0.05%

Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/24	24,000	24,510
Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	371,443
		395,953

Data Processing & Outsourced Services–0.07%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	228,000	240,255
First Data Corp., Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	37,000	44,122
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	196,000	227,360
		511,737

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Department Stores–0.39%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(b)	$2,343,000	$2,389,860
El Puerto de Liverpool S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.95%, 10/02/24(b)	275,000	272,937
REGS, Sr. Unsec. Gtd. Euro Notes, 3.95%, 10/02/24(b)	200,000	198,760
		2,861,557

Distillers & Vintners–0.32%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(c)	49,281	46,078
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 3.88%, 11/15/19	2,275,000	2,314,812
		2,360,890

Diversified Banks–7.01%

Alfa Bank OJSC Via Alfa Bond Issuance PLC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 04/28/21(b)	200,000	195,000
Banco Davivienda S.A. (Colombia), Sr. Unsec. Notes, 2.95%, 01/29/18(b)	200,000	200,841
REGS, Unsec. Sub. Euro Notes, 5.88%, 07/09/22(b)	200,000	204,500
Banco de Credito e Inversiones (Chile), Sr. Unsec. Notes, 3.00%, 09/13/17(b)	200,000	207,118
4.00%, 02/11/23(b)	500,000	500,998
Banco do Brasil S.A. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 10/10/22	470,000	444,080
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	1,390,000	1,375,690
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander (Mexico), Unsec. Sub. Notes, 5.95%, 01/30/24(b)	400,000	424,500
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	140,000	142,888
Bank of America Corp., Series X, Jr. Unsec. Sub. Notes, 6.25%(d)	1,645,000	1,649,112
Series Z, Jr. Unsec. Sub. Notes, 6.50%(d)	3,360,000	3,477,600

	Principal Amount	Value

Diversified Banks–(continued)

Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/24(b)	$2,165,000	$2,207,829
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,330,000	1,333,814
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	1,385,000	1,431,938
Unsec. Sub. Notes, 6.75%, 09/30/22(b)	600,000	676,035
Citigroup Inc., Unsec. Sub. Global Notes, 5.50%, 09/13/25	2,970,000	3,329,728
Series A, Jr. Unsec. Sub. Global Notes, 5.95% (d)	1,495,000	1,495,000
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (d)	2,225,000	2,238,906
Credit Agricole S.A. (France), Jr. Unsec. Sub. Notes, 7.88% (b)(d)	1,395,000	1,449,056
Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	193,500
Finansbank A.S. (Turkey), REGS, Sr. Unsec. Euro Notes, 6.25%, 04/30/19(b)	400,000	427,000
Grupo Aval Ltd. (Colombia), Sr. Unsec. Gtd. Notes, 4.75%, 09/26/22(b)	400,000	399,515
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	700,000	743,681
Unsec. Sub. Notes, 4.38%, 09/30/24(b)	990,000	1,032,324
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,360,000	1,532,041
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	1,050,000	1,125,503
Unsec. Sub. Global Notes, 5.25%, 03/14/44	1,475,000	1,631,441
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	2,840,000	2,978,344
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	2,980,000	3,017,250
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(d)	2,140,000	2,140,000
6.13% (b)(d)	1,300,000	1,306,500
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	95,000	104,151

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Russian Agricultural Bank OJSC Via RSHB Capital S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 5.10%, 07/25/18(b)	$400,000	$378,611
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88% (b)(d)	1,309,000	1,322,090
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	775,000	785,471
Unsec. Sub. Notes, 5.70%, 03/26/44(b)	960,000	1,036,663
Sumitomo Mitsui Financial Group Inc. (Japan), Unsec. Sub. Bonds, 4.44%, 04/02/24(b)	2,525,000	2,653,776
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,417,306
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Notes, 6.00%, 04/12/17(b)	200,000	195,500
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	3,500,000	3,971,719
		51,377,019

Diversified Capital Markets–0.53%

Credit Suisse (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/21	1,518,000	1,522,094
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25% (b)(d)	2,410,000	2,355,775
		3,877,869

Diversified Chemicals–0.29%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	1,755,000	1,779,156
OCP S.A. (Morocco), Sr. Unsec. Notes, 5.63%, 04/25/24(b)	350,000	371,910
		2,151,066

Diversified Metals & Mining–0.53%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	20,000	19,250
Sr. Unsec. Gtd. Notes, 8.25%, 11/01/19(b)	1,800,000	1,692,900
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	99,000	104,445
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	30,000	31,500
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	33,000	31,102
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	565,000	746,304

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	$1,074,000	$1,001,925
6.75%, 04/16/40	225,000	244,114
		3,871,540

Diversified Support Services–0.02%

Laureate Education, Inc., Sr. Unsec. Gtd. Notes, 9.75%, 09/01/19(b)	120,000	125,250

Drug Retail–0.51%

Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 11/18/24	3,680,000	3,763,470

Electric Utilities–0.27%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (b)(d)	1,535,000	1,646,288
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	5,000	0
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	118,170
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/20(b)	200,000	236,000
		2,000,458

Electrical Components & Equipment–0.01%

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	40,000	40,100

Electronic Components–0.01%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	75,000	76,125

Environmental & Facilities Services–0.01%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	38,000	39,900

Food Retail–0.18%

Kroger Co. (The), Sr. Unsec. Notes, 2.95%, 11/01/21	1,345,000	1,342,782

Gas Utilities–0.03%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	120,000	120,000
6.75%, 01/15/22	30,000	30,150

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Gas Utilities–(continued)

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	$40,000	$39,700
		189,850

General Merchandise Stores–0.22%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	1,729,000	1,582,159

Gold–0.59%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	600,000	580,066
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.95%, 03/15/24(b)	1,365,000	1,308,745
New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	180,000	175,725
Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	815,000	685,986
Yamana Gold Inc. (Canada), Sr. Unsec. Global Notes, 4.95%, 07/15/24	1,585,000	1,568,750
		4,319,272

Health Care Distributors–0.29%

McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	2,085,000	2,145,527

Health Care Equipment–0.63%

CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	1,385,000	1,428,970
4.88%, 05/15/44	1,989,000	2,060,116
Medtronic Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/44	971,000	1,020,594
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	90,000	83,475
		4,593,155

Health Care Facilities–0.24%

Community Health Systems, Inc., Sr. Sec. Gtd. Global Notes, 5.13%, 08/01/21	33,000	34,073
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	164,737	175,445
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	130,000	138,450
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	186,000	203,670
6.50%, 02/15/20	740,000	823,250
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 12/01/21	22,000	22,935

	Principal Amount	Value

Health Care Facilities–(continued)

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	$93,000	$99,277
Sr. Unsec. Global Notes, 6.75%, 02/01/20	40,000	42,000
8.13%, 04/01/22	165,000	185,625
		1,724,725

Health Care REIT’s–0.40%

HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	1,305,000	1,371,660
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,495,000	1,533,310
		2,904,970

Health Care Services–0.41%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 06/15/24	2,794,000	2,792,229
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	139,000	145,950
Omnicare Inc., Sr. Unsec. Notes, 5.00%, 12/01/24	40,000	40,950
		2,979,129

Home Improvement Retail–0.02%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	172,000	168,345

Homebuilding–0.25%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	201,000	197,734
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	66,000	66,825
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	26,000	27,495
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	90,000	88,425
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	42,000	44,835
7.50%, 09/15/22	20,000	21,600
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,470,000	1,288,476
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	69,000	67,965
		1,803,355

Hotels, Resorts & Cruise Lines–0.24%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	40,000	42,950

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–(continued)

NCL Corp. Ltd., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/19(b)	$20,000	$20,275
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	1,530,000	1,706,524
		1,769,749

Household Products–0.03%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	147,000	151,226
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	100,000	105,250
		256,476

Hypermarkets & Super Centers–0.03%

Cencosud S.A. (Chile), REGS, Sr. Unsec. Gtd. Euro Notes, 4.88%, 01/20/23(b)	200,000	200,938

Independent Power Producers & Energy Traders–0.03%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	97,000	111,550
8.00%, 10/15/17	1,000	1,138
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	118,000	119,917
		232,605

Industrial Conglomerates–0.28%

Grupo KUO S.A.B De C.V. (Mexico), Sr. Unsec. Gtd. Notes, 6.25%, 12/04/22(b)	400,000	408,000
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	200,000	206,500
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	1,350,000	1,466,740
		2,081,240

Industrial Machinery–0.98%

EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 09/15/22(b)	11,000	11,357
Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes, 2.63%, 05/01/20	664,000	663,187
3.55%, 11/01/24	3,186,000	3,165,132
4.65%, 11/01/44	1,321,000	1,331,568
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	1,915,000	1,924,191
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	116,000	120,495
		7,215,930

	Principal Amount	Value

Industrial REIT’s–0.20%

Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	$1,415,000	$1,498,547

Integrated Oil & Gas–1.16%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 3.54%, 11/04/24	2,431,000	2,438,485
California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(b)	125,000	113,750
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	1,510,000	1,521,325
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Bonds, 4.30%, 11/12/15(b)	1,317,000	1,307,946
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(b)	32,000	30,440
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 7.00%, 05/05/20(b)	210,000	235,462
Unsec. Bonds, 6.00%, 11/07/44(b)	400,000	383,000
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.25%, 03/17/24	722,000	744,817
Petroleos de Venezuela S.A. (Venezuela), REGS, Sr. Unsec. Gtd. Euro Notes, 9.00%, 11/17/21(b)	475,000	257,450
Unsec. Euro Bonds, 6.00%, 05/16/24(b)	737,357	332,548
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Medium-Term Euro Notes, 4.75%, 03/13/23	400,000	393,100
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/24	730,000	743,036
		8,501,359

Integrated Telecommunication Services–1.80%

Digicel Group Ltd. (Jamaica), REGS, Sr. Unsec. Euro Notes, 7.13%, 04/01/22(b)	660,000	646,800
T-Mobile USA, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 03/01/25	152,000	155,040
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	340,000	347,059
Verizon Communications, Inc., Sr. Unsec. Global Notes, 5.05%, 03/15/34	3,250,000	3,495,754
5.15%, 09/15/23	665,000	750,121
6.40%, 09/15/33	4,665,000	5,807,172
Sr. Unsec. Notes, 5.01%, 08/21/54(b)	1,698,000	1,773,688

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	$200,000	$207,500
		13,183,134

Internet Software & Services–1.38%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 3.13%, 11/28/21(b)	2,207,000	2,209,366
3.60%, 11/28/24(b)	2,570,000	2,579,049
4.50%, 11/28/34(b)	1,124,000	1,154,302
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.75%, 06/09/19	1,176,000	1,181,048
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	164,000	177,120
EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	55,000	57,544
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	62,000	63,550
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	20,000	20,300
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	2,645,000	2,704,544
		10,146,823

Investment Banking & Brokerage–0.33%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (d)	1,315,000	1,531,975
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (d)	875,000	896,875
		2,428,850

Leisure Facilities–0.01%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	75,000	75,844

Life & Health Insurance–1.50%

Dai-ichi Life Insurance Co Ltd. (The) (Japan), Unsec. Sub. Notes, 5.10% (b)(d)	2,302,000	2,391,317
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	50,000	57,661
MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,200,000	2,166,510
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	833,860
Nippon Life Insurance Co. (Japan), Unsec. Sub. Notes, 5.10%, 10/16/44(b)	1,220,000	1,277,950

	Principal Amount	Value

Life & Health Insurance–(continued)

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	$1,640,000	$1,953,650
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/24(b)	2,235,000	2,280,047
		10,960,995

Managed Health Care–0.11%

Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	725,000	839,777

Marine–0.02%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	168,000	170,520

Metal & Glass Containers–0.05%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	76,000	79,230
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	226,000	226,565
Owens-Brockway Glass Container Inc., Sr. Unsec. Notes, 5.00%, 01/15/22(b)	25,000	25,469
		331,264

Movies & Entertainment–0.38%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	36,000	37,125
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	80,000	83,800
Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	2,100,000	2,325,453
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	285,000	310,579
		2,756,957

Multi-Line Insurance–0.60%

American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/44	2,100,000	2,147,273
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	2,185,000	2,263,055
		4,410,328

Multi-Sector Holdings–0.23%

Burlington Northern Santa Fe LLC, Sr. Unsec. Notes, 3.40%, 09/01/24	915,000	931,119
4.55%, 09/01/44	540,000	567,102

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Multi-Sector Holdings–(continued)

SUAM Finance B.V. (Colombia), Sr. Unsec. Gtd. Notes, 4.88%, 04/17/24(b)	$200,000	$204,486
		1,702,707

Multi-Utilities–0.40%

E.CL S.A. (Chile), Sr. Unsec. Notes, 4.50%, 01/29/25(b)	380,000	386,593
Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	2,525,000	2,525,403
		2,911,996

Office REIT’s–0.43%

Government Properties Income Trust, Sr. Unsec. Notes, 3.75%, 08/15/19	1,805,000	1,847,016
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	1,290,000	1,330,763
		3,177,779

Office Services & Supplies–0.15%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	1,070,000	1,097,333

Oil & Gas Drilling–0.60%

Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/15/22	7,000	5,976
7.50%, 08/01/20	100,000	91,875
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	70,000	59,762
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	29,000	26,879
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 01/15/24	1,785,000	1,772,174
5.85%, 01/15/44	2,495,000	2,440,000
		4,396,666

Oil & Gas Equipment & Services–0.02%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	64,000	66,560
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	94,000	89,418
		155,978

Oil & Gas Exploration & Production–2.33%

American Eagle Energy Corp., Sr. Sec. Gtd. Notes, 11.00%, 09/01/19(b)	43,000	39,506
Anadarko Petroleum Corp., Sr. Unsec. Notes, 3.45%, 07/15/24	1,180,000	1,166,842

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Antero Resources Corp., Sr. Unsec. Gtd. Notes, 5.13%, 12/01/22(b)	$72,000	$69,120
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	95,000	92,981
6.00%, 12/01/20	20,000	20,150
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	76,000	66,975
Carrizo Oil & Gas Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20(b)	31,000	31,349
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	28,094
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	1,725,000	1,688,344
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/24	2,133,000	2,164,099
4.30%, 11/15/44	2,301,000	2,371,561
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	974,000	1,000,785
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	76,000	70,205
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	910,000	916,245
3.25%, 05/15/22	3,260,000	3,292,757
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	75,000	70,875
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	53,000	42,797
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	18,000	13,770
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 4.40%, 04/30/23(b)	400,000	389,000
Kosmos Energy Ltd. (Ghana), Sr. Sec. Gtd. Notes, 7.88%, 08/01/21(b)	200,000	183,000
Noble Energy Inc., Sr. Unsec. Notes, 3.90%, 11/15/24	1,098,000	1,109,923
Pertamina Persero PT (Indonesia), Sr. Unsec. Notes, 4.88%, 05/03/22(b)	200,000	206,800
REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%, 05/20/23(b)	800,000	794,000
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 3.13%, 01/23/19	120,000	122,816
6.50%, 06/02/41	100,000	116,963
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	329,000	330,645

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	$34,000	$31,407
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	56,000	51,940
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/22(b)	109,000	101,915
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	47,000	42,065
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	61,000	47,427
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	395,000	395,000
Sr. Unsec. Notes, 6.13%, 11/15/22(b)	26,000	25,220
		17,094,576

Oil & Gas Refining & Marketing–0.03%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	180,000	172,575
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 03/01/22	14,000	14,490
		187,065

Oil & Gas Storage & Transportation–1.36%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	810,000	844,425
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	127,000	128,587
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	50,000	57,312
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/25	4,911,000	4,995,404
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	2,255,000	2,246,362
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	1,167,000	1,192,539
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	97,000	100,395
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	35,000	39,681

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	$31,000	$29,636
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	345,031
		9,979,372

Other Diversified Financial Services–0.32%

Corp Financiera de Desarrollo S.A. (Peru), Unsec. Sub. Notes, 5.25%, 07/15/29(b)	500,000	517,500
Odebrecht Oil & Gas Finance Ltd. (Brazil), Sr. Unsec. Gtd. Notes, 7.00% (b)(d)	200,000	169,000
Rio Oil Finance Trust (Brazil), Series 2014-1, Sr. Sec. Notes, 6.25%, 07/06/24(b)	200,000	204,350
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	310,000	329,065
Unifin Financiera S.A.P.I. de C.V. SOFOM, E.N.R. (Mexico), Sr. Unsec. Gtd. Bonds, 6.25%, 07/22/19(b)	600,000	580,500
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	535,000	532,325
		2,332,740

Packaged Foods & Meats–0.87%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	192,000	198,720
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/19	1,765,000	1,763,220
Gruma SAB de C.V. (Mexico), Sr. Unsec. Notes, 4.88%, 12/01/24(b)	240,000	247,200
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	796,000	830,152
MHP S.A. (Ukraine), REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 04/02/20(b)	200,000	161,040
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	95,000	96,188
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	50,000	47,375
6.75%, 12/01/21(b)	26,000	25,545
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	24,000	25,500
6.63%, 08/15/22	2,687,000	2,912,036
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	61,000	64,508
		6,371,484

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Paper Packaging–0.32%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	$468,000	$472,095
4.88%, 11/15/22	113,000	114,271
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	1,770,000	1,734,866
		2,321,232

Paper Products–0.03%

Mercer International Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/19(b)	42,000	42,683
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	181,000	185,525
		228,208

Personal Products–0.18%

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	1,340,000	1,257,882
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	94,000	96,350
		1,354,232

Pharmaceuticals–1.63%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 3.85%, 06/15/24	1,145,000	1,147,915
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 2.38%, 10/08/19(b)	1,000,000	1,007,914
3.38%, 10/08/24(b)	2,340,000	2,376,717
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	1,526,000	2,194,179
Perrigo Finance PLC, Sr. Unsec. Gtd. Notes, 3.90%, 12/15/24	3,371,000	3,410,002
4.90%, 12/15/44	1,371,000	1,411,218
Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	49,000	50,225
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	130,000	131,788
6.38%, 10/15/20(b)	150,000	156,750
6.75%, 08/15/21(b)	35,000	36,838
7.50%, 07/15/21(b)	50,000	54,375
		11,977,921

Property & Casualty Insurance–0.52%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	2,085,000	2,215,312
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,320,000	1,560,900
		3,776,212

	Principal Amount	Value

Railroads–0.11%

Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	$400,000	$385,000
REGS, Sr. Unsec. Euro Notes, 4.00%, 07/26/22(b)	400,000	385,748
		770,748

Real Estate Development–0.14%

AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	40,000	39,500
Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Gtd. Notes, 7.50%, 01/10/23(b)	200,000	198,240
REGS, Sr. Unsec. Gtd. Euro Notes, 7.50%, 01/10/23(b)	450,000	444,375
Kaisa Group Holdings Ltd. (China), Sr. Unsec. Gtd. Euro Notes, 9.00%, 06/06/19	320,000	322,994
		1,005,109

Real Estate Services–0.01%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	40,000	40,300

Regional Banks–1.16%

Banco Internacional del Peru SAA (Peru), Unsec. Sub. Notes, 6.63%, 03/19/29(b)	500,000	546,709
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	1,550,000	1,601,069
Series J, Jr. Unsec. Sub. Bonds, 4.90% (d)	1,520,000	1,482,000
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	650,000	738,587
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (d)	4,040,000	4,070,300
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	75,000	84,938
		8,523,603

Reinsurance–0.24%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	1,650,000	1,781,337

Renewable Electricity–0.17%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	1,194,000	1,228,712

Residential REIT’s–0.30%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	2,135,000	2,185,016

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Security & Alarm Services–0.01%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	$70,000	$73,763

Semiconductor Equipment–0.04%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	211,000	208,890
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	102,000	105,825
		314,715

Semiconductors–0.07%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	94,000	97,525
Micron Technology, Inc., Sr. Unsec. Notes, 5.50%, 02/01/25(b)	39,000	39,390
5.88%, 02/15/22(b)	130,000	138,125
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	200,000	213,500
		488,540

Sovereign Debt–1.66%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	685,000	675,067
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 4.00%, 04/14/19(b)	1,606,000	1,614,030
5.75%, 09/26/23(b)	200,000	214,000
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.63%, 10/30/42	350,000	316,225
Commonwealth of the Bahamas (Bahamas), Sr. Unsec. Notes, 5.75%, 01/16/24(b)	400,000	429,967
El Salvador Government International Bond (El Salvador), Unsec. Notes, 6.38%, 01/18/27(b)	228,000	235,410
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(f)	220,000	289,850
REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/19(b)(f)	90,000	118,575
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 02/21/23	400,000	437,096
5.38%, 03/25/24	400,000	438,500
7.63%, 03/29/41	450,000	607,500
Indonesia Government International Bond (Indonesia), Sr. Unsec. Notes, 3.38%, 04/15/23(b)	300,000	292,875
3.75%, 04/25/22(b)	300,000	303,600

	Principal Amount	Value

Sovereign Debt–(continued)

Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec. Notes, 4.88%, 10/14/44(b)	$344,000	$325,940
Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.00%, 01/27/23(b)	500,000	510,100
Magyar Export-Import Bank Zrt. (Hungary), Sr. Unsec. Gtd. Bonds, 4.00%, 01/30/20(b)	300,000	302,640
Mexico Government International Bond (Mexico), Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/44	310,000	321,393
Nigeria Government International Bond (Nigeria), Sr. Unsec. Notes, 5.13%, 07/12/18(b)	200,000	204,290
Pakistan Government International Bond (Pakistan), Sr. Unsec. Bonds, 7.25%, 04/15/19(b)	200,000	207,750
Unsec. Bonds, 6.75%, 12/03/19(b)	225,000	225,776
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	400,000	443,600
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	200,000	209,000
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 4.20%, 01/21/24	200,000	218,000
5.00%, 01/13/37	300,000	349,875
Poland Government International Bond (Poland), Sr. Unsec. Global Bonds, 4.00%, 01/22/24	400,000	426,096
Qatar Government International Bond (Qatar), REGS, Sr. Unsec. Euro Notes, 5.75%, 01/20/42(b)	200,000	241,250
Republic of Angola Via Northern Lights III B.V. (Angola), REGS, Sr. Unsec. Euro Notes, 7.00%, 08/16/19(b)	400,000	416,760
Republic of Azerbaijan International Bond (Azerbaijan), Sr. Unsec. Notes, 4.75%, 03/18/24(b)	400,000	405,000
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	200,000	205,211
REGS, Sr. Unsec. Euro Bonds, 7.00%, 11/01/24(b)(c)	216,276	220,772
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.88%, 01/22/24(b)	400,000	437,000

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds, 7.50%, 03/31/30(b)(c)	$402,170	$441,382
Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	205,000	104,960
		12,189,490

Specialized Finance–1.39%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	206,000	235,098
Sr. Unsec. Notes, 5.13%, 03/15/21	55,000	56,031
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	137,000	141,795
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	1,325,000	1,595,088
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	120,000	130,200
Sr. Unsec. Notes, 8.25%, 12/15/20	195,000	236,925
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/19	1,470,000	1,492,874
4.88%, 02/15/24	4,595,000	5,005,884
5.25%, 07/15/44	1,140,000	1,260,979
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	25,000	26,031
		10,180,905

Specialized REIT’s–0.94%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	70,000	71,137
Sr. Unsec. Notes, 4.88%, 04/15/22	81,000	81,506
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	25,000	25,456
4.88%, 08/15/20(b)	1,835,000	2,058,225
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,880,000	4,691,643
		6,927,967

Specialty Stores–0.51%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	218,000	220,998
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	61,000	60,466
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	24,000	25,320

	Principal Amount	Value

Specialty Stores–(continued)

Tiffany & Co., Sr. Unsec. Notes, 3.80%, 10/01/24(b)	$1,005,000	$1,025,835
4.90%, 10/01/44(b)	2,303,000	2,394,959
		3,727,578

Steel–0.41%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	67,000	63,566
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	19,000	19,356
6.00%, 03/01/21	172,000	181,890
6.75%, 02/25/22	40,000	43,472
Evraz Inc. N.A. (Canada), Sr. Sec. Gtd. Notes, 7.50%, 11/15/19(b)	500,000	508,550
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	148,000	96,385
OJSC Novolipetsk Steel via Steel Funding Ltd. (Russia), Sr. Unsec. Notes, 4.45%, 02/19/18(b)	500,000	473,150
Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/21(b)	8,000	8,320
5.50%, 10/01/24(b)	34,000	35,870
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	32,000	33,760
7.38%, 02/01/20(b)	154,000	162,470
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.38%, 01/11/22	350,000	350,352
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/10/39	400,000	442,870
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	600,000	583,314
		3,003,325

Technology Hardware, Storage & Peripherals–0.22%

Seagate HDD Cayman, Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(b)	1,540,000	1,605,450

Tobacco–0.97%

Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 2.63%, 01/14/20	1,689,000	1,702,108
Philip Morris International Inc., Sr. Unsec. Global Notes, 4.25%, 11/10/44	3,624,000	3,635,739
Reynolds American Inc., Sr. Unsec. Gtd. Global Notes, 4.85%, 09/15/23	1,615,000	1,744,583
		7,082,430

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Trading Companies & Distributors–0.72%

AerCap Ireland Capital Ltd./ AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Notes, 5.00%, 10/01/21(b)	$630,000	$661,500
Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(b)	2,085,000	2,126,700
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	2,425,000	2,442,430
HD Supply Inc., Sr. Sec. Gtd. Notes, 5.25%, 12/15/21(b)	25,000	25,625
United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	25,000	26,750
		5,283,005

Water Utilities–0.31%

Aquarion Co. Inc., Sr. Unsec. Notes, 4.00%, 08/15/24(b)	2,254,000	2,247,140

Wireless Telecommunication Services–1.08%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	200,000	195,553
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	1,115,000	1,352,953
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/24(b)	500,000	546,060
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	200,000	197,500
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	120,000	125,100
8.13%, 06/01/23	120,000	126,600
MTN Mauritius Investments Ltd. (South Africa), Unsec. Gtd. Notes, 4.76%, 11/11/24(b)	400,000	402,500
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/44	2,955,000	3,138,639
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	165,000	161,081
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	100,000	94,250
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	69,000	66,757
11.50%, 11/15/21	15,000	18,713
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	780,000	859,950
9.00%, 11/15/18(b)	40,000	46,500
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21	50,000	51,375
7.88%, 09/15/23	136,000	143,480

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 04/01/23	$129,000	$133,837
Sr. Unsec. Gtd. Notes, 6.84%, 04/28/23	105,000	109,725
VimpelCom Holdings B.V. (Russia), REGS, Sr. Unsec. Gtd. Euro Notes, 5.95%, 02/13/23(b)	200,000	168,600
		7,939,173
Total U.S. Dollar Denominated Bonds and Notes (Cost $341,310,758)		353,901,301

U.S. Government Sponsored Agency Mortgage-Backed Securities–30.83%

Collateralized Mortgage Obligations–0.05%

Fannie Mae REMICs, IO, 7.00%, 05/25/33	20,434	4,228
Fannie Mae REMICS, IO, 6.00%, 07/25/33	20,688	3,811
Federal Deposit Insurance Co., Series 2010-S1, Class 1A, Gtd., Floating Rate Notes, 0.70%, 02/25/48 (Acquired 03/05/10; Cost $ 378,770)(b)(g)	378,770	378,968
		387,007

Federal Home Loan Mortgage Corp. (FHLMC)–10.97%

Pass Through Ctfs., 5.50%, 05/01/16 to 07/01/40	6,522,849	7,397,369
6.50%, 05/01/16 to 09/01/36	1,220,093	1,408,359
7.00%, 08/01/16 to 10/01/34	2,370,196	2,756,226
6.00%, 04/01/17 to 02/01/34	577,886	646,750
7.50%, 04/01/17 to 05/01/35	1,103,749	1,332,531
3.50%, 08/01/26	1,752,165	1,866,439
8.50%, 08/01/31	89,026	112,984
8.00%, 08/01/32	74,593	93,744
5.00%, 07/01/34 to 06/01/40	6,776,673	7,558,537
4.50%, 06/01/41	4,768,448	5,182,070
Pass Through Ctfs., ARM, 2.54%, 12/01/36(g)	190,183	204,772
2.69%, 02/01/37(g)	64,629	69,648
2.38%, 05/01/37 to 06/01/43(g)	4,532,580	4,609,016
Pass Through Ctfs., TBA, 3.50%, 12/01/44(h)	14,500,000	15,083,679
4.00%, 12/01/44(h)	30,100,000	32,098,827
	80,420,951

Federal National Mortgage Association (FNMA)–19.13%

Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/37	1,347,912	1,608,400
7.00%, 12/01/15 to 02/01/34	971,364	1,141,485
6.50%, 05/01/16 to 01/01/37	397,232	455,510
6.00%, 05/01/17 to 10/01/39	223,289	253,051
5.00%, 03/01/18 to 12/01/39	2,034,021	2,257,240
5.50%, 11/01/18 to 06/01/40	2,708,542	3,042,698
8.00%, 08/01/21 to 04/01/33	148,835	180,257
9.50%, 04/01/30	35,647	42,772
8.50%, 10/01/32	131,153	164,292

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Pass Through Ctfs., ARM, 2.33%, 05/01/35 to 03/01/38(g)	$791,842	$846,781
2.28%, 01/01/37(g)	358,329	383,411
Pass Through Ctfs., TBA, 2.50%, 12/01/29(h)	5,800,000	5,914,073
3.00%, 12/01/29 to 12/01/44(h)	17,151,346	17,455,073
3.50%, 12/01/44(h)	60,900,000	63,478,731
4.00%, 12/01/44(h)	17,500,000	18,685,350
4.50%, 12/01/44(h)	22,400,000	24,347,752
		140,256,876

Government National Mortgage Association (GNMA)–0.68%

Pass Through Ctfs., 7.50%, 06/15/23 to 05/15/32	37,811	41,481
9.00%, 09/15/24 to 10/15/24	20,540	20,655
8.50%, 02/15/25	7,018	7,113
8.00%, 08/15/25 to 09/15/26	71,958	79,031
6.56%, 01/15/27	158,577	180,964
7.00%, 04/15/28 to 09/15/32	437,421	511,312
6.00%, 11/15/28 to 02/15/33	121,512	141,001
6.50%, 01/15/29 to 09/15/34	317,200	364,895
5.50%, 06/15/35	179,823	202,035
5.00%, 07/15/35 to 08/15/35	71,178	78,713
Pass Through Ctfs., ARM, 2.00%, 01/20/25 to 05/20/25(g)	78,457	81,482
3.00%, 06/20/25(g)	10,057	10,450
Pass Through Ctfs., TBA, 4.00%, 12/01/44(h)	3,000,000	3,217,968
		4,937,100
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $222,494,675)		226,001,934

Asset-Backed Securities–23.00%

Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, Floating Rate Pass Through Ctfs., 2.85%, 05/25/35(g)	2,716,623	2,683,771
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	3,135,000	3,186,129
Banc of America Commercial Mortgage Trust, Series 2006-1, Class AJ, Variable Rate Pass Through Ctfs., 5.46%, 09/10/45(g)	3,100,000	3,211,335
Series 2006-1, Class B, Variable Rate Pass Through Ctfs., 5.49%, 09/10/45(g)	3,077,000	3,185,777
Banc of America Mortgage Trust, Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.06%, 01/25/36(g)	3,328,933	3,023,570
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.31%, 08/25/33(g)	572,741	572,299
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.36%, 02/25/36(g)	2,030,204	2,027,361

	Principal Amount	Value
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, Floating Rate Pass Through Ctfs., 2.43%, 11/25/34(g)	$4,278,542	$4,206,748
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.90%, 08/15/26(b)(g)	2,500,000	2,501,850
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.55%, 12/15/16(b)(g)	1,150,000	1,150,000
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 0.66%, 07/17/19(g)	2,750,000	2,662,000
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, Variable Rate Pass Through Ctfs., 5.76%, 12/15/47(b)(g)	5,000,000	5,638,567
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class B, Floating Rate Pass Through Ctfs., 1.95%, 05/15/30(b)(g)	2,570,000	2,569,017
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.55%, 06/15/33(b)(g)	5,000,000	5,013,345
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.59%, 09/25/34(g)	3,954,479	3,919,543
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.18%, 08/25/34(g)	1,717,463	1,708,256
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.21%, 06/08/30(b)(g)	2,875,000	2,875,694
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.84%, 06/25/33(g)	175,619	153,418
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	906,678	876,477
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(g)	371,436	372,960
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $ 60,498)(b)	58,736	58,883
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	334,169	341,982
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	427,165	353,571

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Foothill CLO Ltd. (Cayman Islands), Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 0.94%, 02/22/21(b) (g)	$1,531,000	$1,510,791
Gallatin CLO III Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.57%, 05/15/21(b)(g)	1,133,000	1,115,552
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 2.96%, 04/19/36(g)	1,937,913	1,722,514
GP Portfolio Trust, Series 20014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.45%, 02/15/27(b)(g)	5,000,000	5,009,870
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.56%, 05/11/21(b)(g)	5,000,000	4,801,500
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.61%, 06/20/35(g)	42,907	39,626
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,500,000	1,530,757
ING Investment Management CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.57%, 08/01/20(b)(g)	5,000,000	4,967,000
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 0.63%, 08/01/20(b)(g)	2,718,000	2,655,486
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/47(b)(g)	5,000,000	5,185,002
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/45	1,200,000	1,268,608
2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	886,251	948,074
JP Morgan Mortgage Trust, Series 2005-A3, Class 1A1, Floating Rate Pass Through Ctfs., 5.03%, 06/25/35(g)	2,037,972	2,015,545
Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.60%, 06/25/35(g)	1,892,551	1,894,155
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.58%, 08/25/35(g)	1,859,300	1,816,919
Series 2007-A4, Class 3A1, Floating Rate Pass Through Ctfs., 5.19%, 06/25/37(g)	2,273,927	2,087,699
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/38	2,110,000	2,253,094

	Principal Amount	Value
Series 2005-C7, Class AJ, Variable Rate Pass Through Ctfs., 5.32%, 11/15/40(g)	$5,200,000	$5,357,763
Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	321,625
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	602,966	601,503
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.42%, 11/25/35(g)	1,861,618	1,745,541
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A9, Floating Rate Pass Through Ctfs., 2.47%, 06/25/35(g)	4,242,397	4,143,639
Provident Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.70%, 08/25/31(g)	316,125	273,248
Residential Funding Mortgage Sec I Trust, Series 2005-S9, Class A10, Pass Through Ctfs., 6.25%, 12/25/35	2,340,682	2,288,135
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,545,000	1,577,772
Sequoia Mortgage Trust, Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/43(g)	2,770,969	2,591,028
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(g)	2,610,928	2,454,466
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(g)	2,340,089	2,322,903
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/43(b)(g)	4,064,845	4,214,677
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/25(b)	1,155,242	1,166,506
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.70%, 05/25/35(g)	41,645	38,749
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 4A2, Floating Rate Pass Through Ctfs., 4.81%, 04/25/47(g)	998,574	665,700
Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 0.90%, 11/25/33(g)	18,727	18,131

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	$703,868	$642,623
Symphony CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.56%, 10/25/20(b)(g)	4,545,000	4,448,646
Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, Floating Rate Pass Through Ctfs., 1.16%, 12/25/33(g)	1,656,392	1,537,172
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, Variable Rate Pass Through Ctfs., 6.08%, 01/10/45(b)(g)	4,500,000	5,194,766
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(g)	1,515,000	1,557,287
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.42%, 10/15/44(g)	1,680,000	1,736,790
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.39%, 08/25/33(g)	1,385,277	1,429,529
Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.39%, 09/25/35(g)	525,000	507,327
Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.33%, 10/25/35(g)	2,421,346	2,357,883
Series 2007-HY2, Class 2A2, Floating Rate Pass Through Ctfs., 2.34%, 11/25/36(g)	1,608,375	1,416,892
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.50%, 02/15/27(b)(g)	2,500,000	2,500,770
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(g)	1,137,957	1,145,563
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(g)	1,401,266	1,422,565
Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 5.35%, 08/25/35(g)	1,362,491	1,377,819
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.61%, 03/25/35(g)	2,872,042	2,926,029
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/37	2,048,136	2,079,194
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, Variable Rate Pass Through Ctfs., 5.82%, 11/15/44(b)(g)	5,000,000	5,796,210
Series 2013-C15, Class B, Variable Rate Pass Through Ctfs., 4.63%, 08/15/46(g)	3,800,000	4,098,334

	Principal Amount	Value
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 09/15/46(g)	$3,127,000	$3,496,116
Total Asset-Backed Securities (Cost $164,993,089)		168,567,646

U.S. Treasury Securities–11.64%

U.S. Treasury Bills–0.33%

0.07%, 08/20/15 (i)(j)(k)	820,000	819,433
0.08%, 08/20/15 (i)(j)(k)	1,250,000	1,249,134
0.09%, 08/20/15 (i)(j)(k)	370,000	369,745
		2,438,312

U.S. Treasury Notes–9.73%

1.50%, 10/31/19	34,938,100	34,964,063
2.25%, 11/15/24	36,116,400	36,372,777
		71,336,840

U.S. Treasury Bonds-1.58%

3.13%, 08/15/44	11,054,400	11,552,941
Total U.S. Treasury Securities (Cost $84,206,737)		85,328,093

	Shares

Preferred Stocks–1.69%

Diversified Banks–0.29%

Citigroup Inc., Series K, 6.88% Pfd.	39,000	1,032,330
Wells Fargo & Co., 5.85% Pfd.	42,000	1,084,020
		2,116,350

Investment Banking & Brokerage–1.19%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	78,000	1,885,260
Morgan Stanley, 6.88% Pfd.	85,000	2,289,050
Morgan Stanley, Series E, 7.13% Pfd.	164,000	4,539,520
		8,713,830

Regional Banks–0.10%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	27,000	742,500

Reinsurance–0.11%

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	30,000	846,000
Total Preferred Stocks (Cost $11,610,000)		12,418,680

	Principal Amount

Municipal Obligations–1.31%

Florida Hurricane Catastrophe Fund Finance Corp., Series 2013 A, RB, 3.00%, 07/01/20	$1,450,000	1,480,377
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010, Class A, Build America Taxable RB, 6.66%, 04/01/57	550,000	710,562

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

		Principal Amount	Value
Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		$500,000	$656,140
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB, 5.00%, 06/01/39		2,000,000	2,098,440
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB, 6.25%, 12/15/26		2,000,000	2,461,360
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB, 5.50%, 01/01/42(l)		2,000,000	2,176,780
Total Municipal Obligations (Cost $8,605,376)			9,583,659

Non-U.S. Dollar Denominated Bonds & Notes–1.07%(m)

Diversified Banks–0.79%

Standard Chartered Bank (United Kingdom), Sr. Unsec. Medium-Term Euro Notes, 7.28%, 06/05/19 (Acquired 10/16/14; Cost $ 5,828,838)(b)	INR	373,800,000	5,810,750

Electric Utilities–0.04%

Empresas Publicas de Medellin ESP (Colombia), Sr. Unsec. Notes, 7.63%, 09/10/24(b)	COP	600,000,000	274,960

Food Distributors–0.02%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	162,773

Hotels, Resorts & Cruise Lines–0.02%

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	100,000	163,073

Other Diversified Financial Services–0.05%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	171,820
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	169,867
			341,687

Sovereign Debt–0.15%

Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Unsec. Notes, 10.00%, 01/01/17	BRL	900,000	351,598

		Principal Amount	Value
Costa Rica Government International Bond (Costa Rica), Unsec. Bonds, 11.50%, 12/21/22(b)	CRC	90,000,000	$182,117
Mexican Bonos (Mexico), Series M, Sr. Unsec. Bonds, 7.75%, 05/29/31	MXN	4,500,000	366,393
Series M20, Sr. Unsec. Bonds, 10.00%, 12/05/24	MXN	1,300,000	123,288
Peruvian Government International Bond (Peru), Sr. Unsec. Notes, 8.60%, 08/12/17(b)	PEN	210,000	81,033
			1,104,429
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,018,587)			7,857,672

		Shares

Common Stocks–0.00%

Paper Products–0.00%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $34,248)(b)(n)		160	14,400

Money Market Funds–5.85%

Liquid Assets Portfolio –Institutional Class (o)		21,425,433	21,425,433
Premier Portfolio –Institutional Class (o)		21,425,433	21,425,433
Total Money Market Funds (Cost $42,850,866)			42,850,866

Options Purchased–0.08%

(Cost $843,370) (p)			591,438
TOTAL INVESTMENTS–123.75% (Cost $884,967,706)			907,115,689
OTHER ASSETS LESS LIABILITIES–(23.75)%			(174,067,401)
NET ASSETS–100.00%			$733,048,288

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
BRL	—Brazilian Real
CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
COP	—Colombian Peso
CRC	—Costa Rican Colon
Ctfs.	—Certificates
Deb.	—Debentures
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GNMA	—Government National Mortgage Association
Gtd.	—Guaranteed
INR	—Indian Rupee
IO	—Interest Only

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Jr.	—Junior	REMICS	—Real Estate Mortgage Investment Conduits
MXN	—Mexican Peso	Sec.	—Secured
PEN	—Peru Nuevo Sol	Sr.	—Senior
Pfd.	—Preferred	Sub.	—Subordinated
RB	—Revenue Bonds	TBA	—To Be Announced
REGS	—Regulation S	Unsec.	—Unsecured
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $201,278,985, which represented 27.46% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2014 represented less than 1% of the Fund’s Net Assets.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 3.

(k)	All or a portion of the value was pledged as collateral to cover margin requirements for swap agreement. See Note 1J and Note 3.

(l)	Security subject to the alternative minimum tax.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(n)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser.

(p)	The table below details options purchased:

Over-the-Counter Swaptions Purchased – Interest Rate Risk
Description	Type of Contract	Counterparty	Premium Rate	Pay/Receive Premium Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.45%	Receive	3 Month USD BBA LIBOR	05/08/45	$12,250,000	$67,475

Currency Abbreviations:

USD — U.S. Dollar

Open Over-The-Counter Foreign Currency Options Purchased

Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
EUR versus USD	Put	Deutsche Bank Securities Inc.	01/05/15	USD	1.23	EUR	27,000,000	$205,340
SGD versus JPY	Put	Morgan Stanley Capital Services LLC	01/08/15	JPY	82.50	SGD	25,000,000	1,371
USD versus MXN	Put	Bank of America Merrill Lynch	03/17/15	MXN	12.89	USD	5,500,000	1,873
USD versus CHF	Call	Citigroup Global Markets Inc.	12/30/14	CHF	0.99	USD	25,000,000	112,007
USD versus SGD	Call	Bank of America Merrill Lynch	05/08/15	SGD	1.33	USD	22,800,000	203,372
Total Foreign Currency Options Purchased - Currency Risk								$523,963
Total Options Purchased (Cost $843,370)								$591,438

Abbreviations:
CHF – Swiss Frank	MXN – Mexican Peso
EUR - Euro	SGD – Singapore Dollar
JPY – Japan Yen	USD - U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Core Plus Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a

Invesco Core Plus Bond Fund

E.	Dollar Rolls and Forward Transactions – (continued)

forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

G.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

H.	Call Options Written and Purchased – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Invesco Core Plus Bond Fund

H.	Call Options Written and Purchased – (continued)

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

J.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the

Invesco Core Plus Bond Fund

J.	Swap Agreements – (continued)

FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Invesco Core Plus Bond Fund

K.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
L.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$55,269,546	$14,400	$—	$55,283,946
U.S. Treasury Securities	—	85,328,093	—	85,328,093
U.S. Government Sponsored Securities	—	226,001,934	—	226,001,934
Corporate Debt Securities	—	341,711,811	0	341,711,811
Asset-Backed Securities	—	168,567,646	—	168,567,646
Municipal Obligations	—	9,583,659	—	9,583,659
Foreign Debt Securities	—	7,859,672	—	7,859,672
Foreign Sovereign Debt Securities	—	12,189,490	—	12,189,490
Options Purchased	—	591,438	—	591,438
	55,269,546	851,846,143	0	907,115,689
Forward Foreign Currency Contracts*	—	96,732	—	96,732
Futures*	(1,196,161)	—	—	(1,196,161)
Swap Agreements*	—	(10,025,517)	—	(10,025,517)
Total Investments	$54,073,385	$841,917,358	$0	$895,990,743

* Unrealized appreciation (depreciation).

Invesco Core Plus Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk:
Swap agreements (a)	$14,271	$(421,522)
Currency risk:
Forward foreign currency contracts (a)	1,722,737	(1,626,005)
Options purchased (b)	523,963	—
Options written	23,217	(13,504)
Interest rate risk:
Futures contracts (a)	185,905	(1,382,066)
Options purchased (b)	67,475	—
Total	$2,537,568	$(3,443,097)
(a)	Includes cumulative appreciation (depreciation) of swap agreements, forward foreign currency contracts and futures contracts.
(b)	Options purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the three months ended November 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations(c)
	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Options Written
Realized Gain (Loss):
Credit risk	$—	$—	$(177,231)	$18,125
Currency risk	—	1,388,112	—	—
Interest rate risk	(1,560,973)	—	—	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	189,497	—
Currency risk	—	(591,508)	—	(13,504)
Interest rate risk	919,810	—	—	23,217
Total	$(641,163)	$796,604	$12,266	$27,838
(c)	Options purchased are included in the net realized gain (loss) from investment securities and net change in unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts and swap agreements outstanding for three months, of options purchased for two months and of and options written for one month during the period.

	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Options Written	Options Purchased
Average notional value	$188,548,880	$311,27,364	$62,900,000	$89,260,000	$332,612,390

Invesco Core Plus Bond Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Treasury Notes	Long	322	March-2015	$8,476,485	$185,905
U.S. 10 Year Treasury Notes	Short	528	March-2015	67,080,750	(490,739)
U.S. Long Bond	Short	357	March-2015	(50,917,125)	(603,201)
U.S. Ultra Bond	Short	110	March-2015	$(17,689,375)	$(288,126)
Total Futures Contracts – Interest Rate Risk					$(1,196,161)

Open Forward Foreign Currency Contracts

Settlement Date		Contract to					Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive		Notional Value
12/10/14	Goldman Sachs International	SGD	8,252,075	USD	6,471,911	$6,326,574	$145,337
12/10/14	Bank of America Securities LLC	USD	6,392,101	SGD	8,252,075	6,326,574	(65,527)
12/11/14	Deutsche Bank Securities Inc.	CHF	7,348,832	USD	7,864,491	7,606,598	257,892
12/11/14	Deutsche Bank Securities Inc.	CHF	4,500,000	USD	4,808,360	4,657,841	150,519
12/11/14	Deutsche Bank Securities Inc.	USD	12,405,855	CHF	11,848,832	12,264,440	(141,415)
12/15/14	Citigroup Global Markets Inc.	GBP	124,086	USD	200,151	193,802	6,350
12/15/14	Citigroup Global Markets Inc.	USD	192,851	GBP	123,063	192,202	(649)
12/15/14	Deutsche Bank Securities Inc.	AUD	7,500,000	USD	6,535,050	6,372,430	162,620
12/15/14	Deutsche Bank Securities Inc.	EUR	8,000,000	USD	9,966,528	9,947,885	18,643
12/15/14	Deutsche Bank Securities Inc.	EUR	6,000,000	JPY	7,482,005	7,460,913	21,092
12/15/14	Deutsche Bank Securities Inc.	EUR	7,482,005	JPY	870,007,560	7,330,939	(151,066)
12/15/14	Deutsche Bank Securities Inc.	GBP	4,500,000	USD	7,109,100	7,028,227	80,873
12/15/14	Deutsche Bank Securities Inc.	JPY	823,935,000	USD	6,980,288	6,942,718	37,569
12/15/14	Deutsche Bank Securities Inc.	USD	7,000,000	JPY	824,852,070	6,950,446	(49,554)
12/15/14	RBC Capital Markets Corp.	GBP	430,000	USD	710,695	671,586	39,109
01/09/15	Deutsche Bank Securities Inc.	EUR	5,800,000	BRL	7,790,145	7,213,354	576,791
01/09/15	Deutsche Bank Securities Inc.	EUR	7,790,145	BRL	17,470,180	6,706,921	(1,083,224)
01/09/15	State Street Bank & Trust Co.	BRL	17,470,180	EUR	6,932,863	6,706,921	225,942
01/09/15	State Street Bank & Trust Co.	BRL	6,932,863	EUR	5,466,264	6,798,293	(134,570)
Total forward foreign currency contracts - Currency Risk							$96,732

Currency Abbreviations:

AUD — Australian Dollar	GBP —British Pound Sterling
BRL — Brazilian Real	JPY — Japanese Yen
CHF — Swiss Franc	SGD — Singapore Dollar
EUR – Euro	USD — U.S. Dollar

Invesco Core Plus Bond Fund

Open Over-The-Counter Swaptions Written – Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Premium Rate	Floating Rate Index	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation
5 Year Interest Rate Swap	Call	JPMorgan Chase Bank, N.A.	107%	Receive	3 Month USD LIBOR	12/20/19	$ 94,500	$ 15,000,000	$ 71,283	$ 23,217

Currency Abbreviations:

LIBOR — London Interbank Offered Rate

USD — U.S. Dollar

Open Over-The-Counter Foreign Currency Options Written – Currency Risk

Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)

USD versus MXN	Put	Bank of America Merrill Lynch	03/17/15	5,500	MXN 14.32	$ 45,128	$ 5,500,000	$ 58,632	$ (13,504)

Currency Abbreviations:

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

USD — U.S. Dollar

Options Written Transactions Summary
	Put Option Contracts					Call Option Contracts
	Contracts(d)		Notional Value		Premiums Received	Contracts(d)		Notional Value		Premiums Received
Beginning of period	—	$	—	$	—	—	$	—	$	—
Written	—		15,000,000		94,500	5,500		30,500 000		75,753
Closed	—		—		—	—		(25,000,000)		(30,625)
Exercised	—		—		—	—		—		—
Expired	—		—		—	—		—		—
End of period		$	15,000,000	$	94,500	5,500	$	5,500,000		45,128

(d) Does not include swaptions written.

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(f)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.37%	$(5,500,000)	$225,089	$(314,274)

Invesco Core Plus Bond Fund

Open Centrally Cleared Credit Default Swap Agreements
Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(f)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA)/ICE	Markit CDX North America High Yield Index – Series 23	Sell	5.00%	12/20/19	3.35%	$15,000,000	$1,182,072	$14,271
Credit Suisse Securities (USA)/CME	Markit CDX North America Investment Grade Index – Series 23	Buy	(1.00)	12/20/19	0.61	50,000,000	(715,633)	(107,248)
Total Credit Default Swap Agreements – Credit Risk							$466,439	$(92,977)

Abbreviations:

CME – Chicago Mercantile Exchange

ICE – Intercontinental Exchange

(f)	Implied credit spreads represent the current level as of November 30, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $838,107,619 and $738,117,000, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$25,368,339
Aggregate unrealized (depreciation) of investment securities	(3,614,674)
Net unrealized appreciation of investment securities	$21,753,665
Cost of investments for tax purposes is $885,362,024.

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	MS-EWSP-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.19%

Advertising–0.39%

Interpublic Group of Cos., Inc. (The)	357,007	$7,243,672
Omnicom Group Inc.	94,793	7,324,655
		14,568,327

Aerospace & Defense–2.16%

Boeing Co. (The)	53,037	7,126,051
General Dynamics Corp.	53,268	7,743,037
Honeywell International Inc.	71,249	7,058,639
L-3 Communications Holdings, Inc.	58,660	7,309,036
Lockheed Martin Corp.	38,600	7,394,216
Northrop Grumman Corp.	51,796	7,299,610
Precision Castparts Corp.	28,059	6,675,236
Raytheon Co.	66,816	7,129,267
Rockwell Collins, Inc.	87,614	7,493,626
Textron Inc.	184,672	7,999,991
United Technologies Corp.	62,141	6,840,481
		80,069,190

Agricultural & Farm Machinery–0.19%

Deere & Co.	82,160	7,116,699

Agricultural Products–0.19%

Archer-Daniels-Midland Co.	133,567	7,036,310

Air Freight & Logistics–0.81%

C.H. Robinson Worldwide, Inc.	100,240	7,391,698
Expeditors International of Washington, Inc.	158,762	7,433,237
FedEx Corp.	43,786	7,801,789
United Parcel Service, Inc. -Class B	68,669	7,548,096
		30,174,820

Airlines–0.44%

Delta Air Lines, Inc.	169,643	7,917,239
Southwest Airlines Co.	198,793	8,313,523
		16,230,762

Alternative Carriers–0.19%

Level 3 Communications, Inc. (b)	138,191	6,909,550

Aluminum–0.19%

Alcoa Inc.	402,700	6,962,683

Apparel Retail–0.96%

Gap, Inc. (The)	152,023	6,020,111
L Brands, Inc.	103,284	8,355,676
Ross Stores, Inc.	89,584	8,195,144
TJX Cos., Inc. (The)	112,425	7,438,038
Urban Outfitters, Inc. (b)	173,445	5,605,742
		35,614,711

	Shares	Value

Apparel, Accessories & Luxury Goods–1.33%

Coach, Inc.	182,174	$6,762,299
Fossil Group, Inc. (b)	65,369	7,303,024
Michael Kors Holdings Ltd. (b)	87,648	6,723,478
PVH Corp.	53,112	6,752,660
Ralph Lauren Corp.	38,742	7,163,396
Under Armour, Inc. -Class A (b)	97,243	7,049,145
VF Corp.	102,234	7,684,930
		49,438,932

Application Software–0.95%

Adobe Systems Inc. (b)	94,859	6,989,211
Autodesk, Inc. (b)	125,758	7,796,996
Citrix Systems, Inc. (b)	93,555	6,203,632
Intuit Inc.	80,165	7,525,089
salesforce.com, inc. (b)	113,639	6,803,567
		35,318,495

Asset Management & Custody Banks–1.88%

Affiliated Managers Group, Inc. (b)	32,719	6,661,261
Ameriprise Financial, Inc.	53,933	7,106,751
Bank of New York Mellon Corp. (The)	168,750	6,755,063
BlackRock, Inc.	20,460	7,346,777
Franklin Resources, Inc.	121,427	6,904,339
Invesco Ltd. (c)	165,028	6,660,530
Legg Mason, Inc.	134,046	7,607,111
Northern Trust Corp.	96,810	6,556,941
State Street Corp.	90,890	6,973,990
T. Rowe Price Group Inc.	84,672	7,067,572
		69,640,335

Auto Parts & Equipment–0.55%

BorgWarner, Inc.	111,846	6,326,010
Delphi Automotive PLC (United Kingdom)	95,954	6,999,844
Johnson Controls, Inc.	144,549	7,227,450
		20,553,304

Automobile Manufacturers–0.35%

Ford Motor Co.	405,855	6,384,099
General Motors Co.	202,378	6,765,497
		13,149,596

Automotive Retail–0.82%

AutoNation, Inc. (b)	128,593	7,643,568
AutoZone, Inc. (b)	12,703	7,338,650
CarMax, Inc. (b)	128,176	7,303,469
O’Reilly Automotive, Inc. (b)	43,656	7,977,697
		30,263,384

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–1.46%

Alexion Pharmaceuticals, Inc. (b)	41,378	$8,064,572
Amgen Inc.	48,829	8,071,922
Biogen Idec Inc. (b)	20,820	6,406,106
Celgene Corp. (b)	73,569	8,364,060
Gilead Sciences, Inc. (b)	64,953	6,516,085
Regeneron Pharmaceuticals, Inc. (b)	19,456	8,095,836
Vertex Pharmaceuticals Inc. (b)	72,406	8,535,219
		54,053,800

Brewers–0.20%

Molson Coors Brewing Co. -Class B	93,776	7,253,574

Broadcasting–0.52%

CBS Corp. -Class B	117,588	6,453,230
Discovery Communications, Inc. -Class A (b)	85,816	2,994,978
Discovery Communications, Inc. -Class C (b)	85,816	2,918,602
Scripps Networks Interactive Inc. -Class A	85,947	6,718,477
		19,085,287

Building Products–0.38%

Allegion PLC	132,359	7,127,532
Masco Corp.	281,957	6,823,360
		13,950,892

Cable & Satellite–0.73%

Cablevision Systems Corp. -Class A	351,600	7,144,512
Comcast Corp. -Class A	117,959	6,728,381
DIRECTV (b)	77,525	6,799,718
Time Warner Cable Inc.	43,633	6,513,534
		27,186,145

Casinos & Gaming–0.18%

Wynn Resorts Ltd.	36,887	6,588,387

Coal & Consumable Fuels–0.18%

CONSOL Energy Inc.	171,895	6,726,251

Commodity Chemicals–0.13%

LyondellBasell Industries N.V. -Class A	60,289	4,754,391

Communications Equipment–1.12%

Cisco Systems, Inc.	267,613	7,396,823
F5 Networks, Inc. (b)	53,830	6,954,298
Harris Corp.	96,504	6,916,441
Juniper Networks, Inc.	290,723	6,442,422
Motorola Solutions, Inc.	109,410	7,190,425
QUALCOMM, Inc.	89,382	6,515,948
		41,416,357

Computer & Electronics Retail–0.37%

Best Buy Co., Inc.	200,272	7,892,720
GameStop Corp. -Class A	154,394	5,837,637
		13,730,357

Construction & Engineering–0.47%

Fluor Corp.	96,201	5,963,500
Jacobs Engineering Group, Inc. (b)	125,947	5,850,238

	Shares	Value

Construction & Engineering –(continued)

Quanta Services, Inc. (b)	184,268	$5,620,174
		17,433,912

Construction Machinery & Heavy Trucks–0.72%

Caterpillar Inc.	64,112	6,449,667
Cummins Inc.	48,589	7,075,530
Joy Global Inc.	115,037	5,641,415
PACCAR Inc.	111,957	7,503,358
		26,669,970

Construction Materials–0.36%

Martin Marietta Materials, Inc.	52,105	6,254,684
Vulcan Materials Co.	107,523	7,107,271
		13,361,955

Consumer Electronics–0.37%

Garmin Ltd.	125,782	7,207,309
Harman International Industries, Inc.	60,538	6,570,189
		13,777,498

Consumer Finance–0.79%

American Express Co.	76,826	7,100,259
Capital One Financial Corp.	83,187	6,921,158
Discover Financial Services	107,851	7,069,633
Navient Corp.	382,131	8,009,466
		29,100,516

Data Processing & Outsourced Services–2.21%

Alliance Data Systems Corp. (b)	26,106	7,462,922
Automatic Data Processing, Inc.	92,449	7,917,332
Computer Sciences Corp.	112,764	7,146,982
Fidelity National Information Services, Inc.	118,083	7,225,499
Fiserv, Inc. (b)	103,682	7,412,226
MasterCard, Inc. -Class A	89,216	7,787,665
Paychex, Inc.	160,427	7,605,844
Total System Services, Inc.	212,067	6,996,090
Visa Inc. -Class A	31,457	8,121,883
Western Union Co. (The)	401,260	7,455,411
Xerox Corp.	496,912	6,936,892
		82,068,746

Department Stores–0.58%

Kohl’s Corp.	111,512	6,648,345
Macy’s, Inc.	112,991	7,334,246
Nordstrom, Inc.	97,468	7,442,657
		21,425,248

Distillers & Vintners–0.40%

Brown-Forman Corp. -Class B	74,812	7,260,504
Constellation Brands, Inc. -Class A (b)	78,382	7,556,025
		14,816,529

Distributors–0.21%

Genuine Parts Co.	75,976	7,808,813

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Banks–1.10%

Bank of America Corp.	401,021	$6,833,398
Citigroup Inc.	128,543	6,937,466
Comerica Inc.	131,403	6,124,694
JPMorgan Chase & Co.	112,162	6,747,666
U.S. Bancorp	159,552	7,052,198
Wells Fargo & Co.	130,234	7,095,148
		40,790,570

Diversified Chemicals–0.71%

Dow Chemical Co. (The)	127,836	6,221,778
E. I. du Pont de Nemours and Co.	103,938	7,421,173
Eastman Chemical Co.	81,072	6,722,490
FMC Corp.	107,851	5,867,095
		26,232,536

Diversified Metals & Mining–0.14%

Freeport-McMoRan Inc.	196,645	5,279,918

Diversified REIT’s–0.20%

Vornado Realty Trust	65,541	7,311,754

Diversified Support Services–0.20%

Cintas Corp.	101,494	7,424,286

Drug Retail–0.40%

CVS Health Corp.	83,569	7,634,864
Walgreen Co.	107,181	7,353,688
		14,988,552

Electric Utilities–2.59%

American Electric Power Co., Inc.	128,299	7,383,608
Duke Energy Corp.	92,159	7,455,663
Edison International	118,374	7,523,851
Entergy Corp.	89,204	7,484,216
Exelon Corp.	204,904	7,411,378
FirstEnergy Corp.	196,990	7,264,991
NextEra Energy, Inc.	71,552	7,469,313
Northeast Utilities	151,068	7,650,084
Pepco Holdings, Inc.	248,456	6,832,540
Pinnacle West Capital Corp.	118,939	7,520,513
PPL Corp.	206,348	7,331,544
Southern Co. (The)	155,284	7,365,120
Xcel Energy, Inc.	215,322	7,308,029
		96,000,850

Electrical Components & Equipment–0.72%

AMETEK, Inc.	129,234	6,585,765
Eaton Corp. PLC	100,359	6,807,351
Emerson Electric Co.	104,406	6,655,883
Rockwell Automation, Inc.	58,345	6,733,596
		26,782,595

Electronic Components–0.37%

Amphenol Corp. -Class A	129,210	6,929,532
Corning Inc.	324,801	6,827,317
		13,756,849

	Shares	Value

Electronic Equipment & Instruments–0.17%

FLIR Systems, Inc.	201,380	$6,389,787

Electronic Manufacturing Services–0.19%

TE Connectivity Ltd. (Switzerland)	106,875	6,861,375

Environmental & Facilities Services–0.57%

Republic Services, Inc.	171,983	6,812,247
Stericycle, Inc. (b)	57,493	7,411,997
Waste Management, Inc.	143,870	7,010,785
		21,235,029

Fertilizers & Agricultural Chemicals–0.57%

CF Industries Holdings, Inc.	26,863	7,203,314
Monsanto Co.	59,558	7,141,600
Mosaic Co. (The)	145,455	6,657,475
		21,002,389

Food Distributors–0.19%

Sysco Corp.	178,031	7,167,528

Food Retail–0.63%

Kroger Co. (The)	129,908	7,773,695
Safeway Inc.	195,163	6,799,479
Whole Foods Market, Inc.	176,746	8,665,856
		23,239,030

Footwear–0.22%

NIKE, Inc. -Class B	82,271	8,168,688

Gas Utilities–0.18%

AGL Resources Inc.	128,274	6,710,013

General Merchandise Stores–0.81%

Dollar General Corp. (b)	105,320	7,029,057
Dollar Tree, Inc. (b)	120,406	8,230,954
Family Dollar Stores, Inc.	85,783	6,781,146
Target Corp.	107,678	7,968,172
		30,009,329

Gold–0.13%

Newmont Mining Corp.	267,507	4,922,129

Health Care Distributors–0.83%

AmerisourceBergen Corp.	87,330	7,951,396
Cardinal Health, Inc.	89,311	7,340,471
McKesson Corp.	34,984	7,373,228
Patterson Cos. Inc.	165,964	7,996,146
		30,661,241

Health Care Equipment–2.84%

Abbott Laboratories	158,240	7,043,263
Baxter International Inc.	90,135	6,579,855
Becton, Dickinson and Co.	59,212	8,309,220
Boston Scientific Corp. (b)	538,652	6,932,451
C.R. Bard, Inc.	45,515	7,616,935
CareFusion Corp. (b)	145,141	8,587,993
Covidien PLC	74,259	7,500,159

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–(continued)

Edwards Lifesciences Corp. (b)	67,546	$8,759,365
Intuitive Surgical, Inc. (b)	14,005	7,251,369
Medtronic, Inc.	103,284	7,629,589
St. Jude Medical, Inc.	106,739	7,253,983
Stryker Corp.	80,674	7,495,421
Varian Medical Systems, Inc. (b)	78,906	6,983,970
Zimmer Holdings, Inc.	64,161	7,204,639
		105,148,212

Health Care Facilities–0.31%

Tenet Healthcare Corp. (b)	109,428	5,258,015
Universal Health Services, Inc. -Class B	60,272	6,305,657
		11,563,672

Health Care REIT’s–0.62%

HCP, Inc.	166,045	7,438,816
Health Care REIT, Inc.	106,452	7,841,254
Ventas, Inc.	110,036	7,873,076
		23,153,146

Health Care Services–0.76%

DaVita HealthCare Partners Inc. (b)	90,902	6,956,730
Express Scripts Holding Co. (b)	91,315	7,592,842
Laboratory Corp. of America Holdings (b)	63,310	6,624,759
Quest Diagnostics Inc.	107,523	7,022,327
		28,196,658

Health Care Supplies–0.21%

DENTSPLY International Inc.	144,024	7,918,440

Health Care Technology–0.20%

Cerner Corp. (b)	114,606	7,380,626

Home Entertainment Software–0.21%

Electronic Arts Inc. (b)	181,193	7,959,809

Home Furnishings–0.41%

Leggett & Platt, Inc.	191,882	8,076,313
Mohawk Industries, Inc. (b)	47,349	7,272,333
		15,348,646

Home Improvement Retail–0.42%

Home Depot, Inc. (The)	75,788	7,533,327
Lowe’s Cos., Inc.	127,112	8,113,559
		15,646,886

Homebuilding–0.64%

D.R. Horton, Inc.	313,753	7,997,564
Lennar Corp. -Class A	172,379	8,143,184
PulteGroup Inc.	358,528	7,754,961
		23,895,709

Homefurnishing Retail–0.20%

Bed Bath & Beyond Inc. (b)	103,411	7,587,265

	Shares	Value

Hotel and Resort REIT’s–0.19%

Host Hotels & Resorts Inc.	309,854	$7,201,007

Hotels, Resorts & Cruise Lines–0.77%

Carnival Corp.	171,851	7,588,940
Marriott International Inc. -Class A	95,343	7,512,075
Starwood Hotels & Resorts Worldwide, Inc.	81,062	6,403,898
Wyndham Worldwide Corp.	83,631	6,971,480
		28,476,393

Household Appliances–0.22%

Whirlpool Corp.	44,264	8,240,629

Household Products–0.81%

Clorox Co. (The)	75,669	7,689,484
Colgate-Palmolive Co.	104,422	7,266,727
Kimberly-Clark Corp.	66,259	7,725,137
Procter & Gamble Co. (The)	80,868	7,312,893
		29,994,241

Housewares & Specialties–0.19%

Newell Rubbermaid Inc.	196,703	7,142,286

Human Resource & Employment Services–0.20%

Robert Half International, Inc.	133,171	7,562,781

Hypermarkets & Super Centers–0.42%

Costco Wholesale Corp.	53,705	7,632,555
Wal-Mart Stores, Inc.	88,863	7,779,067
		15,411,622

Independent Power Producers & Energy Traders–0.36%

AES Corp. (The)	467,255	6,480,827
NRG Energy, Inc.	222,362	6,951,036
		13,431,863

Industrial Conglomerates–0.78%

3M Co.	46,777	7,488,530
Danaher Corp.	87,580	7,318,184
General Electric Co.	260,269	6,894,526
Roper Industries, Inc.	45,762	7,222,159
		28,923,399

Industrial Gases–0.57%

Air Products and Chemicals, Inc.	52,511	7,552,657
Airgas, Inc.	61,896	7,157,035
Praxair, Inc.	51,151	6,566,765
		21,276,457

Industrial Machinery–1.85%

Dover Corp.	78,492	6,043,099
Flowserve Corp.	90,670	5,337,743
Illinois Tool Works Inc.	76,286	7,241,830
Ingersoll-Rand PLC	112,481	7,093,052
Pall Corp.	80,732	7,759,153
Parker Hannifin Corp.	57,166	7,376,129
Pentair PLC (United Kingdom)	99,913	6,465,370

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–(continued)

Snap-on Inc.	53,551	$7,247,057
Stanley Black & Decker Inc.	73,273	6,919,902
Xylem, Inc.	181,242	6,948,818
		68,432,153

Industrial REIT’s–0.20%

Prologis, Inc.	172,424	7,290,087

Insurance Brokers–0.39%

Aon PLC	77,320	7,151,327
Marsh & McLennan Cos., Inc.	127,787	7,231,466
		14,382,793

Integrated Oil & Gas–0.62%

Chevron Corp.	54,892	5,976,093
Exxon Mobil Corp.	70,297	6,364,690
Hess Corp.	69,434	5,063,822
Occidental Petroleum Corp. (b)	72,032	5,539,261
		22,943,866

Integrated Telecommunication Services–0.93%

AT&T Inc.	195,163	6,904,867
CenturyLink Inc.	170,287	6,942,601
Frontier Communications Corp.	1,052,056	7,416,995
Verizon Communications Inc.	139,114	7,037,777
Windstream Holdings Inc.	608,234	6,149,246
		34,451,486

Internet Retail–0.82%

Amazon.com, Inc. (b)	20,329	6,884,213
Expedia, Inc.	77,794	6,776,635
Netflix Inc. (b)	14,128	4,896,624
Priceline Group Inc. (The) (b)	5,784	6,710,539
TripAdvisor Inc. (b)	67,791	4,992,807
		30,260,818

Internet Software & Services–1.15%

Akamai Technologies, Inc. (b)	107,782	6,963,795
eBay Inc. (b)	129,011	7,080,124
Facebook Inc. -Class A (b)	86,901	6,752,208
Google Inc. -Class A (b)	5,801	3,185,213
Google Inc. -Class C (b)	5,801	3,143,156
VeriSign, Inc. (b)	119,913	7,206,771
Yahoo! Inc. (b)	157,022	8,124,318
		42,455,585

Investment Banking & Brokerage–0.72%

Charles Schwab Corp. (The)	228,087	6,459,424
E*TRADE Financial Corp. (b)	290,974	6,637,117
Goldman Sachs Group, Inc. (The)	36,758	6,925,575
Morgan Stanley	192,320	6,765,817
		26,787,933

IT Consulting & Other Services–0.75%

Accenture PLC -Class A	83,156	7,178,857

	Shares	Value

IT Consulting & Other Services–(continued)

Cognizant Technology Solutions Corp. -Class A (b)	150,427	$8,121,554
International Business Machines Corp.	35,200	5,708,384
Teradata Corp. (b)	150,091	6,775,108
		27,783,903

Leisure Products–0.37%

Hasbro, Inc.	125,454	7,426,877
Mattel, Inc.	196,073	6,186,103
		13,612,980

Life & Health Insurance–1.25%

Aflac, Inc.	112,613	6,726,374
Lincoln National Corp.	122,755	6,951,616
MetLife, Inc.	121,383	6,750,109
Principal Financial Group, Inc.	124,595	6,637,176
Prudential Financial, Inc.	74,038	6,291,749
Torchmark Corp.	125,501	6,745,679
Unum Group	187,448	6,227,022
		46,329,725

Life Sciences Tools & Services–0.77%

Agilent Technologies, Inc.	160,679	6,867,420
PerkinElmer, Inc.	150,730	6,853,693
Thermo Fisher Scientific, Inc.	54,616	7,061,303
Waters Corp. (b)	66,153	7,667,133
		28,449,549

Managed Health Care–0.99%

Aetna Inc.	81,910	7,145,828
Cigna Corp.	72,931	7,503,871
Humana Inc.	52,495	7,242,735
UnitedHealth Group Inc.	78,128	7,705,765
WellPoint, Inc.	56,761	7,260,299
		36,858,498

Metal & Glass Containers–0.33%

Ball Corp.	102,467	6,872,462
Owens-Illinois, Inc. (b)	213,614	5,477,063
		12,349,525

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	104,519	7,282,884

Movies & Entertainment–0.75%

Time Warner Inc.	87,659	7,461,534
Twenty-First Century Fox, Inc. -Class A	192,101	7,069,317
Viacom Inc. -Class B	84,677	6,404,122
Walt Disney Co. (The)	75,087	6,946,298
		27,881,271

Multi-Line Insurance–0.88%

American International Group, Inc.	121,999	6,685,545
Assurant, Inc.	104,099	7,036,051
Genworth Financial Inc. -Class A (b)	511,249	4,647,253
Hartford Financial Services Group, Inc. (The)	181,242	7,485,295
Loews Corp.	158,762	6,610,850
		32,464,994

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Sector Holdings–0.36%

Berkshire Hathaway Inc. -Class B (b)	49,114	$7,302,761
Leucadia National Corp.	258,074	5,969,251
		13,272,012

Multi-Utilities–2.79%

Ameren Corp.	176,076	7,590,636
CenterPoint Energy, Inc.	277,655	6,647,061
CMS Energy Corp.	227,240	7,521,644
Consolidated Edison, Inc.	119,318	7,534,932
Dominion Resources, Inc.	98,179	7,122,886
DTE Energy Co.	89,098	7,257,923
Integrys Energy Group, Inc.	101,113	7,365,071
NiSource Inc.	172,512	7,217,902
PG&E Corp.	145,173	7,331,237
Public Service Enterprise Group Inc.	183,414	7,663,037
SCANA Corp.	134,986	7,698,252
Sempra Energy	64,984	7,260,662
TECO Energy, Inc.	386,296	7,660,250
Wisconsin Energy Corp.	152,643	7,540,564
		103,412,057

Office REIT’s–0.20%

Boston Properties, Inc.	58,396	7,570,457

Office Services & Supplies–0.17%

Pitney Bowes Inc.	253,794	6,248,408

Oil & Gas Drilling–0.72%

Diamond Offshore Drilling, Inc.	169,047	4,964,910
Ensco PLC -Class A	145,581	4,920,638
Helmerich & Payne, Inc.	66,783	4,644,758
Nabors Industries Ltd.	279,036	3,660,952
Noble Corp. PLC	259,466	4,667,793
Transocean Ltd.	187,762	3,944,880
		26,803,931

Oil & Gas Equipment & Services–0.86%

Baker Hughes Inc.	101,265	5,772,105
Cameron International Corp. (b)	94,713	4,856,883
FMC Technologies, Inc. (b)	118,771	5,673,691
Halliburton Co.	102,234	4,314,275
National Oilwell Varco Inc.	83,496	5,597,572
Schlumberger Ltd.	65,868	5,661,354
		31,875,880

Oil & Gas Exploration & Production–2.57%

Anadarko Petroleum Corp.	63,844	5,053,253
Apache Corp.	69,961	4,483,800
Cabot Oil & Gas Corp.	203,972	6,739,235
Chesapeake Energy Corp.	270,299	5,476,258
Cimarex Energy Co.	50,243	5,273,003
ConocoPhillips	85,827	5,670,590
Denbury Resources Inc.	422,406	3,489,074
Devon Energy Corp.	96,256	5,676,216
EOG Resources, Inc.	66,453	5,762,804
EQT Corp.	71,317	6,488,421
Marathon Oil Corp.	170,115	4,919,726
Murphy Oil Corp.	117,568	5,692,642

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Newfield Exploration Co. (b)	175,662	$4,783,276
Noble Energy, Inc.	97,865	4,813,001
Pioneer Natural Resources Co.	33,290	4,768,127
QEP Resources Inc.	212,469	4,342,866
Range Resources Corp.	92,896	6,098,622
Southwestern Energy Co. (b)	179,598	5,779,464
		95,310,378

Oil & Gas Refining & Marketing–0.76%

Marathon Petroleum Corp.	77,516	6,983,416
Phillips 66	81,101	5,921,995
Tesoro Corp.	109,482	8,388,511
Valero Energy Corp.	139,056	6,759,512
		28,053,434

Oil & Gas Storage & Transportation–0.68%

Kinder Morgan Inc.	178,314	7,373,284
ONEOK, Inc.	99,573	5,392,874
Spectra Energy Corp.	169,005	6,401,909
Williams Cos. Inc. (The)	119,806	6,199,960
		25,368,027

Packaged Foods & Meats–2.52%

Campbell Soup Co.	155,141	7,024,784
ConAgra Foods, Inc.	208,198	7,603,391
General Mills, Inc.	127,545	6,727,999
Hershey Co. (The)	72,656	7,285,944
Hormel Foods Corp.	134,743	7,152,158
JM Smucker Co. (The)	67,533	6,926,860
Kellogg Co.	105,386	6,981,822
Keurig Green Mountain Inc.	51,354	7,299,458
Kraft Foods Group, Inc.	116,651	7,018,891
McCormick & Co., Inc.	98,654	7,332,952
Mead Johnson Nutrition Co.	69,635	7,230,898
Mondelez International Inc. -Class A	190,632	7,472,774
Tyson Foods, Inc. -Class A	175,984	7,451,163
		93,509,094

Paper Packaging–0.76%

Avery Dennison Corp.	139,517	6,907,487
Bemis Co., Inc.	170,546	6,811,607
MeadWestvaco Corp.	158,463	7,099,143
Sealed Air Corp.	182,174	7,201,338
		28,019,575

Paper Products–0.20%

International Paper Co.	135,230	7,278,079

Personal Products–0.31%

Avon Products, Inc.	495,449	4,845,491
Estee Lauder Cos. Inc. (The) -Class A	90,402	6,702,405
		11,547,896

Pharmaceuticals–2.68%

AbbVie Inc.	116,329	8,049,967
Actavis PLC (b)	28,727	7,773,813
Allergan, Inc.	39,781	8,508,758
Bristol-Myers Squibb Co.	133,966	7,910,692

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Pharmaceuticals–(continued)

Eli Lilly and Co.	103,158	$7,027,123
Hospira, Inc. (b)	127,933	7,629,924
Johnson & Johnson	64,382	6,969,351
Mallinckrodt PLC (b)	78,064	7,199,062
Merck & Co., Inc.	113,067	6,829,247
Mylan Inc. (b)	143,075	8,385,626
Perrigo Co. PLC	46,595	7,464,053
Pfizer Inc.	228,784	7,126,622
Zoetis Inc.	186,101	8,361,518
		99,235,756

Property & Casualty Insurance–1.40%

ACE Ltd.	64,191	7,339,599
Allstate Corp. (The)	110,379	7,522,329
Chubb Corp. (The)	74,177	7,643,940
Cincinnati Financial Corp.	140,156	7,140,948
Progressive Corp. (The)	268,681	7,318,870
Travelers Cos., Inc. (The)	72,853	7,609,496
XL Group PLC	201,410	7,154,083
		51,729,265

Publishing–0.35%

Gannett Co., Inc.	209,429	6,816,914
News Corp. -Class A (b)	393,291	6,103,876
		12,920,790

Railroads–0.79%

CSX Corp.	215,185	7,852,101
Kansas City Southern	58,568	6,966,078
Norfolk Southern Corp.	62,406	6,967,006
Union Pacific Corp.	62,920	7,347,168
		29,132,353

Real Estate Services–0.20%

CBRE Group, Inc. -Class A (b)	224,139	7,562,450
Regional Banks–1.61%
BB&T Corp.	176,445	6,632,568
Fifth Third Bancorp	326,139	6,561,917
Huntington Bancshares Inc.	664,675	6,719,864
KeyCorp	483,356	6,525,306
M&T Bank Corp.	53,462	6,737,281
PNC Financial Services Group, Inc. (The)	78,091	6,830,620
Regions Financial Corp.	650,546	6,550,998
SunTrust Banks, Inc.	172,335	6,771,042
Zions Bancorp.	227,624	6,387,129
		59,716,725

Research & Consulting Services–0.55%

Dun & Bradstreet Corp. (The)	57,582	7,310,035
Equifax Inc.	86,256	6,861,665
Nielsen N.V.	149,458	6,242,860
		20,414,560

Residential REIT’s–0.81%

Apartment Investment & Management Co. -Class A	204,468	7,616,433

	Shares	Value

Residential REIT’s–(continued)

AvalonBay Communities, Inc.	46,444	$7,467,731
Equity Residential	107,489	7,614,521
Essex Property Trust, Inc.	36,760	7,440,591
		30,139,276

Restaurants–0.98%

Chipotle Mexican Grill, Inc. (b)	10,127	6,720,480
Darden Restaurants, Inc.	141,511	8,064,712
McDonald’s Corp.	72,135	6,983,389
Starbucks Corp.	89,216	7,245,231
Yum! Brands, Inc.	94,064	7,266,444
		36,280,256

Retail REIT’s–0.83%

General Growth Properties, Inc.	283,143	7,576,907
Kimco Realty Corp.	301,394	7,670,477
Macerich Co. (The)	105,024	8,305,298
Simon Property Group, Inc.	40,683	7,355,486
		30,908,168

Security & Alarm Services–0.35%

ADT Corp. (The)	182,618	6,380,673
Tyco International PLC	151,886	6,515,909
		12,896,582

Semiconductor Equipment–0.57%

Applied Materials, Inc.	301,934	7,261,513
KLA-Tencor Corp.	86,013	5,972,743
Lam Research Corp.	93,972	7,765,846
		21,000,102

Semiconductors–2.27%

Altera Corp.	189,692	7,136,213
Analog Devices, Inc.	137,075	7,489,778
Avago Technologies Ltd. (Singapore)	76,642	7,158,363
Broadcom Corp. -Class A	166,744	7,191,669
First Solar, Inc. (b)	92,513	4,514,634
Intel Corp. (d)	194,487	7,244,641
Linear Technology Corp.	150,882	6,945,098
Microchip Technology Inc.	141,244	6,377,167
Micron Technology, Inc. (b)	213,581	7,678,237
NVIDIA Corp.	352,152	7,384,627
Texas Instruments Inc.	140,772	7,660,812
Xilinx, Inc.	158,613	7,207,375
		83,988,614

Soft Drinks–1.02%

Coca-Cola Co. (The)	162,400	7,280,392
Coca-Cola Enterprises, Inc.	148,995	6,546,840
Dr Pepper Snapple Group, Inc.	108,809	8,051,866
Monster Beverage Corp. (b)	74,903	8,400,371
PepsiCo, Inc.	74,095	7,416,910
		37,696,379

Specialized Consumer Services–0.19%

H&R Block, Inc.	207,492	6,980,031

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized Finance–0.98%

CME Group Inc. -Class A	84,875	$7,183,820
Intercontinental Exchange, Inc.	34,585	7,815,864
McGraw Hill Financial, Inc.	78,364	7,323,899
Moody’s Corp.	70,867	7,158,276
NASDAQ OMX Group, Inc. (The)	153,531	6,895,077
		36,376,936

Specialized REIT’s–1.18%

American Tower Corp.	70,128	7,364,141
Crown Castle International Corp.	85,457	7,100,622
Iron Mountain Inc.	191,228	7,268,578
Plum Creek Timber Co., Inc.	169,900	7,081,432
Public Storage	40,541	7,606,708
Weyerhaeuser Co.	203,479	7,184,843
		43,606,324

Specialty Chemicals–1.01%

Ecolab Inc.	58,310	6,352,874
International Flavors & Fragrances Inc.	68,516	6,931,764
PPG Industries, Inc.	33,719	7,378,392
Sherwin-Williams Co. (The)	31,236	7,648,447
Sigma-Aldrich Corp.	65,984	9,013,414
		37,324,891

Specialty Stores–0.82%

PetSmart, Inc.	95,505	7,521,974
Staples, Inc.	520,135	7,313,098
Tiffany & Co.	66,565	7,183,695
Tractor Supply Co.	110,288	8,484,456
		30,503,223

Steel–0.32%

Allegheny Technologies, Inc.	161,311	5,434,567
Nucor Corp.	122,509	6,570,158
		12,004,725

Systems Software–0.95%

CA, Inc.	236,250	7,359,187
Microsoft Corp.	144,193	6,893,867
Oracle Corp.	166,250	7,050,663
Red Hat, Inc. (b)	111,236	6,913,317
Symantec Corp.	274,486	7,161,340
		35,378,374

Technology Hardware, Storage & Peripherals–1.35%

Apple Inc.	66,231	7,876,853
EMC Corp.	227,087	6,892,091
Hewlett-Packard Co.	184,167	7,193,563
NetApp, Inc.	158,426	6,741,026
SanDisk Corp.	68,031	7,038,487
Seagate Technology PLC	110,361	7,295,966
Western Digital Corp.	67,404	6,960,811
		49,998,797

Thrifts & Mortgage Finance–0.35%

Hudson City Bancorp, Inc.	664,675	6,507,168
People’s United Financial Inc.	448,279	6,625,564
		13,132,732

	Shares	Value

Tires & Rubber–0.20%

Goodyear Tire & Rubber Co. (The)	273,705	$7,502,254

Tobacco–0.80%

Altria Group, Inc.	156,003	7,840,711
Lorillard, Inc.	113,966	7,195,813
Philip Morris International Inc.	80,136	6,966,222
Reynolds American Inc.	117,302	7,731,375
		29,734,121

Trading Companies & Distributors–0.54%

Fastenal Co.	147,011	6,644,897
United Rentals, Inc. (b)	57,745	6,543,086
W.W. Grainger, Inc.	27,100	6,657,928
		19,845,911

Trucking–0.19%

Ryder System, Inc.	72,633	6,937,904
Total Common Stocks & Other Equity Interests (Cost $2,239,930,601)		3,491,884,698

Money Market Funds–1.00%

Liquid Assets Portfolio –Institutional Class (e)	18,541,614	18,541,614
Premier Portfolio –Institutional Class (e)	18,541,614	18,541,614
Total Money Market Funds (Cost $37,083,228)		37,083,228
TOTAL INVESTMENTS–95.19% (Cost $2,277,013,829)		3,528,967,926
OTHER ASSETS LESS LIABILITIES–4.81%		178,417,596
NET ASSETS–100.00%		$3,707,385,522

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$3,528,967,926	$—	$—	$3,528,967,926
Futures Contracts*	126,498	—	—	126,498
Total Investments	$3,529,094,424	$—	$—	$3,529,094,424

*Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End - Market Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	429	December-2014	$ 44,322,135	$ 126,498

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended November 30, 2014.

	Value 08/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 11/30/14	Dividend Income
Invesco Ltd.	$ 6,217,400	$ 916,248	$ (427,301)	$ (63,684)	$ 17,867	$ 6,660,530	$ 40,605

Invesco Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $584,706,483 and $115,370,189, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,248,986,528
Aggregate unrealized (depreciation) of investment securities	(29,374,808)
Net unrealized appreciation of investment securities	$1,219,611,720
Cost of investments for tax purposes is $2,309,356,206.

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2014

invesco.com/us	VK-EQI-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.10%

Aerospace & Defense–0.72%

General Dynamics Corp.	681,562	$99,071,852

Agricultural Products–0.80%

Archer-Daniels-Midland Co.	2,109,875	111,148,215

Apparel Retail–0.32%

Abercrombie & Fitch Co. -Class A	1,520,898	43,877,907

Application Software–1.27%

Adobe Systems Inc. (b)	1,386,839	102,182,297
Citrix Systems, Inc. (b)	1,101,564	73,044,709
		175,227,006

Asset Management & Custody Banks–1.66%

Northern Trust Corp.	1,326,875	89,869,244
State Street Corp.	1,815,436	139,298,404
		229,167,648

Automobile Manufacturers–0.73%

General Motors Co.	3,027,044	101,194,081

Biotechnology–0.93%

Amgen Inc.	782,767	129,399,213

Cable & Satellite–1.83%

Comcast Corp. -Class A	2,621,136	149,509,598
Time Warner Cable Inc.	696,483	103,970,982
		253,480,580

Communications Equipment–0.87%

Cisco Systems, Inc.	4,363,827	120,616,178

Construction Machinery & Heavy Trucks–0.86%

Caterpillar Inc.	1,188,799	119,593,179

Consumer Finance–0.34%

Synchrony Financial (b)	1,639,324	47,556,789

Diversified Banks–8.08%

Bank of America Corp.	11,448,701	195,085,865
Citigroup Inc.	7,751,886	418,369,287
Comerica Inc.	1,737,424	80,981,333
JPMorgan Chase & Co.	6,398,192	384,915,231
Wells Fargo & Co.	738,947	40,257,832
		1,119,609,548

Diversified Chemicals–0.40%

Dow Chemical Co. (The)	1,132,072	55,097,944

Diversified Metals & Mining–0.45%

Freeport-McMoRan Inc.	2,305,642	61,906,488

	Shares	Value

Electric Utilities–0.42%

FirstEnergy Corp.	1,560,773	$57,561,308

Electronic Components–0.78%

Corning Inc.	5,148,039	108,211,780

General Merchandise Stores–1.10%

Target Corp.	2,062,423	152,619,302

Health Care Equipment–0.60%

Medtronic, Inc.	1,131,206	83,562,187

Health Care Services–0.19%

Express Scripts Holding Co. (b)	322,516	26,817,205

Hotels, Resorts & Cruise Lines–1.01%

Carnival Corp.	3,160,679	139,575,585

Household Products–0.84%

Procter & Gamble Co. (The)	1,280,166	115,765,411

Industrial Conglomerates–2.01%

General Electric Co.	10,485,157	277,751,809

Industrial Machinery–0.78%

Ingersoll-Rand PLC	1,718,620	108,376,177

Insurance Brokers–2.22%

Aon PLC	1,059,653	98,007,306
Marsh & McLennan Cos., Inc.	2,352,924	133,151,969
Willis Group Holdings PLC	1,776,554	75,876,622
		307,035,897

Integrated Oil & Gas–3.50%

Exxon Mobil Corp.	969,133	87,745,302
Occidental Petroleum Corp.	994,100	79,299,357
Royal Dutch Shell PLC -Class A (United Kingdom)	5,976,138	198,723,065
Total S.A. (France)	2,133,332	118,491,055
		484,258,779

Integrated Telecommunication Services–1.18%

Koninklijke KPN N.V. (Netherlands)	6,440,150	21,338,970
Orange S.A. (France)	1,439,643	25,322,390
Telecom Italia S.p.A. (Italy)(b)	13,449,704	15,151,366
Telefonica S.A. (Spain)	968,179	15,505,379
Telefonica S.A. -Rts. (Spain)(b)	964,761	441,447
Verizon Communications Inc.	1,698,979	85,951,347
		163,710,899

Internet Software & Services–1.03%

eBay Inc. (b)	2,599,796	142,676,805

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Shares	Value

Investment Banking & Brokerage–3.01%

Charles Schwab Corp. (The)	4,121,950	$116,733,624
Goldman Sachs Group, Inc. (The)	518,476	97,686,063
Morgan Stanley	5,761,729	202,697,626
		417,117,313

IT Consulting & Other Services–0.78%

Amdocs Ltd.	2,213,474	107,895,790

Managed Health Care–1.45%

UnitedHealth Group Inc.	1,043,987	102,968,438
WellPoint, Inc.	769,099	98,375,453
		201,343,891

Movies & Entertainment–1.47%

Time Warner Inc.	702,266	59,776,882
Viacom Inc. -Class B	1,908,147	144,313,158
		204,090,040

Multi-Utilities–0.47%

PG&E Corp.	1,291,403	65,215,852

Oil & Gas Drilling–0.38%

Ensco PLC -Class A	1,538,304	51,994,675

Oil & Gas Equipment & Services–0.73%

Baker Hughes Inc.	1,760,846	100,368,222

Oil & Gas Exploration & Production–1.59%

Anadarko Petroleum Corp.	873,655	69,149,793
Apache Corp.	928,038	59,477,955
Canadian Natural Resources Ltd. (Canada)	2,731,280	91,130,231
		219,757,979

Other Diversified Financial Services–0.85%

Voya Financial, Inc.	2,807,871	117,593,638

Packaged Foods & Meats–1.37%

Mondelez International Inc. -Class A	2,933,279	114,984,537
Unilever N.V. -New York Shares (United Kingdom)	1,821,207	74,013,852
		188,998,389

Personal Products–0.34%

Avon Products, Inc.	4,870,634	47,634,801

Pharmaceuticals–5.22%

Eli Lilly and Co.	1,775,739	120,963,341
Hospira, Inc. (b)	751,298	44,807,413
Merck & Co., Inc.	2,366,107	142,912,863
Novartis AG (Switzerland)	1,279,299	123,786,046
Novartis AG -ADR (Switzerland)	103,259	9,979,982
Pfizer Inc.	2,178,846	67,871,053
Sanofi (France)	939,888	90,836,109

	Shares	Value

Pharmaceuticals–(continued)

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	2,136,958	$121,763,867
		722,920,674

Publishing–0.55%

Thomson Reuters Corp.	1,936,921	76,633,449

Railroads–0.53%

CSX Corp.	2,016,993	73,600,075

Regional Banks–2.62%

BB&T Corp.	2,011,549	75,614,127
Citizens Financial Group Inc.	2,445,261	60,226,778
Fifth Third Bancorp	3,641,496	73,266,900
PNC Financial Services Group, Inc. (The)	1,763,000	154,209,610
		363,317,415

Security & Alarm Services–0.69%

Tyco International PLC	2,235,724	95,912,560

Semiconductor Equipment–1.14%

Applied Materials, Inc.	6,573,207	158,085,628

Semiconductors–1.50%

Broadcom Corp. -Class A	2,097,460	90,463,450
Intel Corp.	3,163,201	117,829,237
		208,292,687

Specialized Finance–0.52%

CME Group Inc. -Class A	846,915	71,682,886

Systems Software–1.69%

Microsoft Corp.	2,308,953	110,391,043
Symantec Corp.	4,749,435	123,912,759
		234,303,802

Technology Hardware, Storage & Peripherals–0.60%

NetApp, Inc.	1,943,226	82,684,266

Wireless Telecommunication Services–0.68%

Vodafone Group PLC -ADR (United Kingdom)	2,580,909	94,332,224
Total Common Stocks & Other Equity Interests (Cost $6,626,697,587)		8,738,646,028

	Principal Amount

Bonds and Notes–20.77%

Advertising–0.03%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$4,145,000	4,165,130

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Aerospace & Defense–0.06%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	$4,355,000	$4,383,196
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	4,150,000	4,037,177
		8,420,373

Agricultural & Farm Machinery–0.11%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	14,645,000	14,538,325

Agricultural Products–0.21%

Bunge Ltd Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.10%, 07/15/15	23,703,000	24,362,315
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	3,940,000	5,053,045
		29,415,360

Air Freight & Logistics–0.33%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	4,310,000	4,781,464
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	8,875,000	10,014,259
United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	3,320,000	3,259,936
UTi Worldwide Inc., Sr. Unsec. Conv. Notes, 4.50%, 03/01/19(c)	24,390,000	27,225,337
		45,280,996

Airlines–0.21%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. Pass Through Ctfs., 3.70%, 10/01/26	4,520,000	4,562,375
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 01/12/21	4,020,275	4,321,796
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	5,325,489	5,478,596
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	2,192,490	2,407,628
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. Pass Through Ctfs., 3.75%, 09/03/26	5,455,000	5,506,141
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	6,130,845	6,337,761
		28,614,297

	Principal Amount	Value

Airport Services–0.04%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	$6,220,000	$6,180,540

Apparel Retail–0.03%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	3,638,000	3,661,224

Application Software–0.29%

Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(c)	38,333,000	40,249,650

Asset Management & Custody Banks–0.08%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	4,260,000	4,334,919
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(c)	3,975,000	4,275,000
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	2,220,000	2,364,720
		10,974,639

Automobile Manufacturers–0.28%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/18(c)	5,220,000	5,266,990
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	11,500,000	11,874,144
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 2.50%, 01/15/16	4,970,000	5,053,453
Sr. Unsec. Notes, 2.75%, 05/15/15	15,750,000	15,902,717
		38,097,304

Automotive Retail–0.11%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	6,415,000	6,861,479
5.75%, 05/01/20	7,393,000	8,400,630
		15,262,109

Biotechnology–0.70%

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	21,842,000	26,892,963
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	4,735,000	4,991,865
4.63%, 05/15/44	13,875,000	14,246,411
Cubist Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.13%, 09/01/18	10,648,000	12,418,230
1.88%, 09/01/20	26,245,000	31,690,837

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Biotechnology–(continued)

Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 2.05%, 04/01/19	$6,515,000	$6,554,895
		96,795,201

Brewers–0.16%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	3,745,000	3,754,588
3.63%, 04/15/15	6,145,000	6,218,619
FBG Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	11,890,000	12,127,800
		22,101,007

Broadcasting–0.55%

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	14,175,000	14,391,349
Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	3,000,000	3,081,990
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	58,270,000	58,561,350
		76,034,689

Cable & Satellite–0.37%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	8,165,000	8,511,098
5.70%, 05/15/18	4,735,000	5,378,634
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	2,465,000	3,236,362
Cox Communications, Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	128,000	128,228
Sr. Unsec. Notes, 4.70%, 12/15/42(c)	4,980,000	4,963,999
6.25%, 06/01/18(c)	3,700,000	4,219,895
7.25%, 11/15/15	5,000,000	5,303,890
8.38%, 03/01/39(c)	655,000	943,084
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	1,370,000	1,418,890
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	3,320,000	3,812,799
5.95%, 04/01/41	3,365,000	4,278,083
Time Warner Cable, Inc., Sr. Unsec. Gtd. Deb., 5.88%, 11/15/40	7,235,000	8,586,257
		50,781,219

Catalog Retail–0.18%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(d)	11,090,000	15,650,763

	Principal Amount	Value

Catalog Retail–(continued)

QVC Inc., Sr. Sec. Gtd. Notes, 5.45%, 08/15/34(c)	$8,810,000	$8,631,512
		24,282,275

Coal & Consumable Fuels–0.10%

Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	21,736,000	13,354,055

Commodity Chemicals–0.07%

Montell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/27(c)	7,384,000	9,947,060

Communications Equipment–0.30%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	14,876,000	17,386,325
JDS Uniphase Corp., Sr. Unsec. Conv. Bonds, 0.63%, 08/15/18(d)	19,999,000	20,761,462
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	3,010,000	3,014,857
		41,162,644

Consumer Finance–0.13%

American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	17,255,000	17,570,555

Data Processing & Outsourced Services–0.04%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	4,954,000	5,109,021
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	820,000	826,244
		5,935,265

Distillers & Vintners–0.02%

Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	3,480,000	3,308,225

Diversified Banks–1.79%

Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	5,000,000	4,948,526
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	2,825,000	3,150,696
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	6,465,000	6,495,246
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	8,680,000	9,712,872
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	8,500,000	10,134,263
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(c)	6,875,000	7,107,993

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	$8,140,000	$9,484,246
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.25%, 10/15/24	5,010,000	5,111,994
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	5,699,000	5,734,931
2.65%, 03/02/15	5,950,000	5,983,342
Unsec. Sub. Global Notes, 3.50%, 05/15/23	5,000,000	4,935,878
5.30%, 05/06/44	2,765,000	2,952,655
6.68%, 09/13/43	8,000,000	10,142,987
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	9,435,000	9,803,891
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	8,535,000	9,614,683
HSBC Holdings PLC (United Kingdom), Unsec. Sub. Global Notes, 4.25%, 03/14/24	2,165,000	2,249,468
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(c)	8,380,000	8,826,417
Unsec. Sub. Notes, 5.13%, 05/01/15(c)	3,650,000	3,713,593
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	5,700,000	6,251,245
Unsec. Sub. Global Notes, 3.88%, 09/10/24	7,770,000	7,849,917
Series S, Jr. Unsec. Sub. Notes, 6.75% (e)	2,170,000	2,321,900
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	6,410,000	6,313,850
Series X, Jr. Unsec. Sub. Global Notes, 6.10% (e)	10,895,000	11,085,662
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,543,691
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	5,240,000	5,302,210
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	5,010,000	5,294,447
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	3,390,000	3,418,763
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	16,313,000	16,539,297
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	13,325,000	13,394,406

	Principal Amount	Value

Diversified Banks–(continued)

Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/24(c)	$7,365,000	$7,594,410
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	4,190,000	4,246,613
Unsec. Sub. Notes, 5.70%, 03/26/44(c)	4,170,000	4,503,003
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	8,200,000	8,301,363
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	2,070,000	2,070,830
3.63%, 04/15/15	750,000	759,273
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	4,515,000	4,632,724
4.65%, 11/04/44	14,430,000	14,397,994
		247,925,279

Diversified Capital Markets–0.10%

Credit Suisse (Switzerland), Sr. Unsec. Medium-Term Notes, 3.63%, 09/09/24	3,495,000	3,566,250
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	6,536,000	7,268,744
UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	2,414,000	2,729,410
Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	834,000	837,474
		14,401,878

Diversified Chemicals–0.06%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	8,092,000	8,203,377

Diversified Metals & Mining–0.30%

Freeport-McMoRan Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	5,940,000	5,953,216
Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(c)	4,700,000	4,738,042
2.70%, 10/25/17(c)	4,700,000	4,758,927
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 3.13%, 04/29/19(c)	10,535,000	10,667,737
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	2,175,000	2,872,940
9.00%, 05/01/19	5,240,000	6,722,679
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	4,250,000	3,964,786
6.75%, 04/16/40	1,695,000	1,838,992
		41,517,319

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Support Services–0.03%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	$4,605,000	$4,739,124

Drug Retail–0.18%

CVS Health Corp., Sr. Unsec. Global Notes, 3.38%, 08/12/24	3,740,000	3,785,400
CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	9,273,033	10,803,739
Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Global Notes, 3.30%, 11/18/21	6,129,000	6,232,927
4.50%, 11/18/34	4,519,000	4,669,480
		25,491,546

Electric Utilities–0.21%

Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	2,150,000	2,385,670
4.88%, 01/22/44(c)	9,110,000	9,875,191
Jr. Unsec. Sub. Notes, 5.63% (c)(e)	8,670,000	9,298,575
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	5,525,000	5,580,992
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,230,615
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	485,456
		28,856,499

Electrical Components & Equipment–0.06%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	8,285,000	8,306,557

Fertilizers & Agricultural Chemicals–0.06%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	3,055,000	3,060,763
3.38%, 07/15/24	2,085,000	2,113,600
3.60%, 07/15/42	4,150,000	3,750,993
		8,925,356

Food Distributors–0.06%

Sysco Corp., Sr. Unsec. Gtd. Notes, 3.50%, 10/02/24	8,539,000	8,791,363

Food Retail–0.10%

Kroger Co. (The), Sr. Unsec. Global Notes, 3.30%, 01/15/21	12,870,000	13,223,514

General Merchandise Stores–0.10%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	3,650,000	3,340,011
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	9,830,000	9,951,407
		13,291,418

	Principal Amount	Value

Gold–0.14%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	$4,000,000	$3,867,107
Gold Fields Orogen Holdings BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	10,422,000	9,119,250
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	6,300,000	5,827,739
		18,814,096

Health Care Distributors–0.15%

AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	9,400,000	9,546,204
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/19	11,085,000	11,112,912
		20,659,116

Health Care Equipment–0.56%

CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	6,825,000	7,041,677
4.88%, 05/15/44	7,465,000	7,731,907
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	7,055,000	7,232,689
Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	5,720,000	5,444,071
4.63%, 03/15/44	5,490,000	5,770,404
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	16,814,215
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	32,517,000	28,127,205
		78,162,168

Health Care Facilities–0.52%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	24,795,000	33,209,803
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	33,605,000	39,128,822
		72,338,625

Health Care REIT’s–0.19%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/24	5,085,000	5,165,992
4.20%, 03/01/24	4,690,000	4,898,976
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,789,637
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	2,080,000	2,499,558

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Health Care REIT’s–(continued)

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.70%, 04/01/20	$4,710,000	$4,704,874
4.25%, 03/01/22	1,905,000	2,005,897
		26,064,934

Health Care Services–0.41%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	9,380,000	9,371,251
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	3,800,000	3,923,537
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	3,535,000	3,594,462
Omnicare Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	18,351,000	21,631,241
Series OCR, Sr. Unsec. Gtd. Conv. Notes, 3.25%, 01/15/21(d)	16,126,000	18,494,506
		57,014,997

Homebuilding–0.06%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	10,130,000	8,879,090

Hotels, Resorts & Cruise Lines–0.08%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	1,225,000	1,258,310
5.63%, 03/01/21	8,170,000	9,112,614
		10,370,924

Housewares & Specialties–0.09%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	12,185,000	13,101,249

Hypermarkets & Super Centers–0.03%

Wal-Mart Stores, Inc., Sr. Unsec. Global Bonds, 3.30%, 04/22/24	3,610,000	3,745,069
Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	998,403
		4,743,472

Industrial Conglomerates–0.14%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	8,500,000	9,956,216
Series C, Jr. Unsec. Sub. Global Bonds, 5.25% (e)	9,400,000	9,481,780
		19,437,996

	Principal Amount	Value

Industrial Machinery–0.16%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	$7,940,000	$8,841,331
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/44	4,195,000	4,174,853
5.25%, 10/01/54	9,160,000	9,203,964
		22,220,148

Industrial REIT’s–0.07%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	7,955,000	9,141,961

Insurance Brokers–0.03%

Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	3,960,000	4,218,651

Integrated Oil & Gas–0.22%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	9,645,000	9,699,949
Chevron Corp., Sr. Unsec. Global Notes, 1.72%, 06/24/18	5,275,000	5,311,635
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	3,630,000	3,778,790
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 05/20/43	6,505,000	5,681,077
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	1,996,680
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/24	3,379,000	3,439,339
		29,907,470

Integrated Telecommunication Services–0.43%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	94,807
AT&T Inc., Sr. Unsec. Global Notes, 5.35%, 09/01/40	2,077,000	2,257,372
6.15%, 09/15/34	3,675,000	4,452,219
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	5,420,000	5,411,873
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	3,600,000	4,705,750

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/34	$3,285,000	$3,275,932
5.15%, 09/15/23	4,525,000	5,104,206
6.40%, 09/15/33	18,470,000	22,992,170
6.40%, 02/15/38	3,500,000	4,345,830
Sr. Unsec. Notes, 5.01%, 08/21/54(c)	6,727,000	7,026,853
		59,667,012

Internet Software & Services–0.09%

Baidu Inc. (China), Sr. Unsec. Global Notes, 3.25%, 08/06/18	6,700,000	6,936,478
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(c)	5,245,000	5,363,076
		12,299,554

Investment Banking & Brokerage–1.84%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,880,000	8,767,670
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 2.63%, 01/31/19	5,200,000	5,274,166
5.25%, 07/27/21	5,510,000	6,235,213
6.15%, 04/01/18	10,325,000	11,712,995
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,350,000	1,377,755
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,585,000	5,732,357
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(f)	61,461,000	82,295,664
1.00%, 09/28/20(c)(g)	59,890,000	67,076,800
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	20,864,000	21,776,800
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(c)	6,100,000	6,574,046
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	3,169,000	3,605,470
Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	8,140,000	10,643,165
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	12,875,000	13,171,782
Sr. Unsec. Notes, 3.45%, 11/02/15	9,855,000	10,090,102
		254,333,985

IT Consulting & Other Services–0.00%

International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	121,716

Life & Health Insurance–0.19%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,221,903
Lincoln National Corp., Sr. Unsec. Global Notes, 4.00%, 09/01/23	4,505,000	4,708,577

	Principal Amount	Value

Life & Health Insurance–(continued)

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	$3,425,000	$3,948,418
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	4,010,000	4,413,494
Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	950,000	953,726
4.75%, 09/17/15	5,030,000	5,201,168
6.63%, 12/01/37	3,475,000	4,506,210
		26,953,496

Managed Health Care–0.73%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	9,990,000	10,682,074
Anthem Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	45,576,000	80,242,245
Sr. Unsec. Global Notes, 1.25%, 09/10/15	9,663,000	9,716,048
		100,640,367

Movies & Entertainment–0.06%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(c)	4,582,000	4,908,468
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	2,893,292
		7,801,760

Multi-Line Insurance–0.17%

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/19	3,855,000	3,886,753
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/54(c)	9,460,000	9,785,982
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/44(c)	9,220,000	9,467,527
		23,140,262

Multi-Utilities–0.05%

Dominion Resources, Inc., Jr. Unsec. Sub. Notes, 5.75%, 10/01/54	2,906,000	3,048,592
Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	4,395,000	4,347,007
		7,395,599

Office REIT’s–0.10%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	5,210,000	5,286,948
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/21	1,650,000	1,649,235

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Office REIT’s–(continued)

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	$6,115,000	$6,308,227
		13,244,410

Office Services & Supplies–0.04%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	5,065,000	5,194,384

Oil & Gas Drilling–0.09%

Noble Holding International Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	1,150,000	1,159,948
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	11,390,000	11,138,919
		12,298,867

Oil & Gas Equipment & Services–0.10%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	11,911,000	14,040,091

Oil & Gas Exploration & Production–0.75%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	18,562,000	13,121,014
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/21	8,738,000	8,858,467
4.15%, 11/15/34	9,367,000	9,518,964
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	4,368,000	4,397,977
3.25%, 05/15/22	4,127,000	4,168,469
Marathon Oil Corp., Sr. Unsec. Notes, 0.90%, 11/01/15	18,040,000	18,055,693
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	7,940,000	8,315,866
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	7,430,000	7,918,014
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/22	7,500,000	7,618,815
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	24,746,000	21,575,419
		103,548,698

Oil & Gas Refining & Marketing–0.03%

Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	4,760,000	4,778,401

	Principal Amount	Value

Oil & Gas Storage & Transportation–0.57%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	$2,889,000	$3,258,737
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/19	3,770,000	3,793,754
6.45%, 09/01/40	555,000	691,315
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	4,420,000	5,147,531
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	5,398,000	5,516,131
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	4,275,000	4,368,556
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	2,936,083
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/44	8,165,000	8,372,854
5.50%, 02/15/20	5,405,000	6,028,343
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	5,188,989
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	9,710,000	10,498,096
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	14,110,000	14,192,831
5.40%, 03/04/44	9,000,000	9,544,279
		79,537,499

Other Diversified Financial Services–0.07%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	9,335,000	9,342,707

Packaged Foods & Meats–0.18%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/19	8,595,000	8,586,334
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(c)	7,565,000	7,615,561
Mondelez International Inc., Sr. Unsec. Global Notes, 6.50%, 02/09/40	1,476,000	1,939,299
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 3.95%, 08/15/24	2,372,000	2,449,619
4.88%, 08/15/34	2,136,000	2,318,559
5.15%, 08/15/44	2,202,000	2,415,621
		25,324,993

Paper Packaging–0.09%

Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	11,775,000	12,523,058

Paper Products–0.02%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	2,855,000	3,326,385

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Personal Products–0.01%

Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	$1,610,000	$1,603,211

Pharmaceuticals–0.77%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	18,095,000	18,167,583
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/44	9,265,000	9,268,363
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/21(c)	6,079,000	6,155,558
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(c)	14,556,000	17,157,885
Novartis Capital Corp. (Switzerland), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/06/44	5,374,000	5,843,046
Perrigo Co. PLC, Sr. Unsec. Gtd. Global Notes, 2.30%, 11/08/18	3,945,000	3,902,694
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	25,242,000	42,043,706
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/43	4,101,000	4,081,287
		106,620,122

Property & Casualty Insurance–0.29%

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,692,832
Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	515,953
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(c)	6,360,000	6,331,399
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	4,185,000	4,470,122
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	8,381,000	9,947,199
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	6,455,000	7,107,535
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	5,040,000	5,454,502
		39,519,542

Railroads–0.26%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Bonds, 5.15%, 09/01/43	19,380,000	22,079,524
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	1,660,000	1,972,074

	Principal Amount	Value

Railroads–(continued)

Union Pacific Corp., Sr. Unsec. Notes, 3.25%, 01/15/25	$1,550,000	$1,583,883
4.15%, 01/15/45	4,410,000	4,548,123
4.85%, 06/15/44	5,560,000	6,342,325
		36,525,929

Regional Banks–0.08%

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	1,870,000	2,215,751
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	5,305,000	6,022,643
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	3,275,000	3,354,432
		11,592,826

Reinsurance–0.06%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	7,510,000	8,107,783

Renewable Electricity–0.04%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	5,806,000	5,974,793

Semiconductor Equipment–0.35%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	33,039,000	48,154,342

Semiconductors–0.67%

Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	31,699,000	42,754,026
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	42,110,000	49,452,931
		92,206,957

Soft Drinks–0.09%

PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	11,445,000	11,997,555

Sovereign Debt–0.13%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	18,062,742

Specialized Finance–0.09%

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	9,185,000	9,901,321
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	2,550,000	2,605,002
		12,506,323

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Specialized REIT’s–0.16%

American Tower Corp., Sr. Unsec. Global Notes, 3.40%, 02/15/19	$7,235,000	$7,425,443
4.63%, 04/01/15	2,425,000	2,455,651
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	5,295,000	5,391,668
6.11%, 01/15/20(c)	6,300,000	7,252,875
		22,525,637

Steel–0.21%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	7,005,000	8,616,150
Sr. Unsec. Global Notes, 4.25%, 08/05/15	8,775,000	8,939,531
6.13%, 06/01/18	390,000	416,325
7.25%, 03/01/41	2,225,000	2,250,143
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 09/15/19	4,655,000	5,171,709
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,075,000	3,961,674
		29,355,532

Systems Software–0.23%

NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	23,004,000	25,448,175
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	6,045,000	6,347,895
		31,796,070

Technology Hardware, Storage & Peripherals–0.60%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	5,620,000	5,622,108
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	55,749,000	69,686,250
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	890,000	913,362
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(c)	7,094,000	7,395,495
		83,617,215

Thrifts & Mortgage Finance–0.43%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	6,962,000	10,168,871
5.00%, 05/01/17	24,396,000	27,597,975
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	4,063,000	6,691,253
3.00%, 11/15/17	10,019,000	15,711,045
		60,169,144

Tobacco–0.17%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	734,305

	Principal Amount	Value

Tobacco–(continued)

Philip Morris International Inc., Sr. Unsec. Global Notes, 3.25%, 11/10/24	$5,406,000	$5,448,172
3.60%, 11/15/23	3,940,000	4,102,993
4.88%, 11/15/43	11,740,000	12,850,112
		23,135,582

Trading Companies & Distributors–0.03%

Air Lease Corp., Sr. Unsec. Global Notes, 4.25%, 09/15/24	4,355,000	4,398,550

Trucking–0.08%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	7,435,000	7,572,599
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	4,030,000	4,056,350
		11,628,949

Wireless Telecommunication Services–0.12%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	6,610,000	6,463,011
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	4,450,000	4,554,211
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	6,080,000	6,021,325
		17,038,547
Total Bonds and Notes (Cost $2,631,648,260)		2,876,930,864

U.S. Treasury Securities–4.01%

U.S. Treasury Bills–0.02%

0.08%, 08/20/15(h)(i)	1,950,000	1,948,651

U.S. Treasury Notes–3.70%

2.25%, 01/31/15	19,650,000	19,720,782
2.50%, 03/31/15	495,000	498,987
2.13%, 05/31/15	4,445,000	4,490,256
2.00%, 04/30/16	17,445,000	17,879,651
1.75%, 05/31/16	950,000	971,150
0.38%, 10/31/16	21,000,000	20,972,467
0.88%, 04/30/17	2,000,000	2,010,180
0.63%, 05/31/17	4,410,000	4,400,072
0.88%, 11/15/17	73,025,000	73,055,798
1.25%, 01/31/19	23,000,000	22,934,038
3.63%, 08/15/19	58,350,000	64,137,284
1.50%, 10/31/19	150,394,000	150,505,761
3.38%, 11/15/19	10,000,000	10,898,125
2.25%, 11/15/24	119,563,200	120,411,938
		512,886,489

U.S. Treasury Bonds–0.29%

3.13%, 08/15/44	38,457,100	40,191,471
Total U.S. Treasury Securities (Cost $543,319,876)		555,026,611

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Shares	Value

Preferred Stocks–1.07%

Asset Management & Custody Banks–0.20%

AMG Capital Trust II, $2.58 Jr. Gtd. Sub. Conv. Pfd.	342,000	$21,033,000
State Street Corp., Series D, 5.90% Pfd.	244,395	6,393,373
		27,426,373

Diversified Banks–0.09%

Wells Fargo & Co., 5.85% Pfd.	476,600	12,301,046

Oil & Gas Storage & Transportation–0.38%

El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	875,900	52,554,000

Regional Banks–0.40%

KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	55,522,740
Total Preferred Stocks (Cost $110,748,179)		147,804,159

	Principal Amount

U.S. Government Sponsored Agency Securities–0.71%

Federal Home Loan Mortgage Corp. (FHLMC)–0.35%

Unsec. Global Notes, 4.88%, 06/13/18	$33,680,000	38,009,485
6.75%, 03/15/31	7,000,000	10,399,976
		48,409,461

Federal National Mortgage Association (FNMA)–0.36%

Unsec. Global Notes, 4.38%, 10/15/15	38,850,000	40,271,966
6.63%, 11/15/30	6,315,000	9,254,365
		49,526,331
Total U.S. Government Sponsored Agency Securities (Cost $97,504,798)		97,935,792

Municipal Obligations–0.07%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010, Class A, Build America Taxable RB, 6.66%, 04/01/57	4,980,000	6,433,811
Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	2,600,000	3,411,928
Total Municipal Obligations (Cost $7,640,528)		9,845,739

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 05/01/29	2	2
5.50%, 02/01/37	105	118
		120

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 7.00%, 07/01/18 to 07/01/32	$48,504	$52,074
5.50%, 03/01/21	134	147
8.00%, 08/01/21	3,621	3,873
		56,094

Government National Mortgage Association (GNMA)–0.00%

Pass Through Ctfs., 8.00%, 04/15/26 to 01/20/31	36,340	39,456
7.50%, 12/20/30	2,310	2,828
		42,284
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $93,775)		98,498

	Number of Contracts	Exercise Price	Expiration Date

Put Options Purchased–0.00%

Personal Products–0.00%
Avon Products, Inc. (Cost $555,921)	23,397	$9	Jan-15	526,433

	Shares

Money Market Funds–9.32%

Liquid Assets Portfolio –Institutional Class (j)	645,474,846	645,474,846
Premier Portfolio –Institutional Class (j)	645,474,847	645,474,847
Total Money Market Funds (Cost $1,290,949,693)		1,290,949,693
TOTAL INVESTMENTS–99.05% (Cost $11,309,158,617)		13,717,763,817
OTHER ASSETS LESS LIABILITIES–0.95%		132,237,350
NET ASSETS–100.00%		$13,850,001,167

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Rts.	—Rights
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $585,919,605, which represented 4.23% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	Exchangeable for a basket of four common stocks and one ordinary Share.
(g)	Exchangeable for a basket of five common shares.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Equity and Income Fund

A. Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

Invesco Equity and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Equity and Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended November 30, 2014, there were transfers from Level 1 to Level 2 of $310,898,144 and from Level 2 to Level 1 of $138,937,412, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,701,655,291	$475,744,589	$—	$10,177,399,880
U.S. Treasury Securities	—	555,026,611	—	555,026,611
Corporate Debt Securities	—	2,858,868,122	—	2,858,868,122
U.S. Government Sponsored Agency Securities	—	98,034,290	—	98,034,290
Municipal Obligations	—	9,845,739	—	9,845,739
Foreign Sovereign Debt Securities	—	18,062,742	—	18,062,742
Options Purchased	526,433	—	—	526,433
	9,702,181,724	4,015,582,093	—	13,717,763,817
Forward Foreign Currency Contracts*	—	21,068,195	—	21,068,195
Futures Contracts*	(1,182,202)	—	—	(1,182,202)
Total Investments	$9,700,999,522	$4,036,650,288	$—	$13,737,649,810

* Unrealized appreciation (depreciation).

Invesco Equity and Income Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement Date		Contract to				Notional Value	Unrealized Appreciation
	Counterparty	Deliver		Receive
12/04/14	Bank of New York Mellon (The)	CAD	66,782,649	USD	59,923,236	$58,383,739	$1,539,497
12/04/14	State Street Bank and Trust Co.	CAD	66,827,599	USD	59,963,569	58,423,036	1,540,533
12/04/14	Bank of New York Mellon (The)	CHF	60,447,084	USD	63,929,652	62,560,788	1,368,864
12/04/14	State Street Bank and Trust Co.	CHF	26,012,478	USD	27,510,420	26,922,078	588,342
12/04/14	Bank of New York Mellon (The)	EUR	99,282,176	USD	126,528,680	123,450,456	3,078,224
12/04/14	State Street Bank and Trust Co.	EUR	99,259,763	USD	126,471,529	123,422,587	3,048,942
12/04/14	Bank of New York Mellon (The)	GBP	65,559,730	USD	105,703,592	102,400,325	3,303,267
12/04/14	State Street Bank and Trust Co.	GBP	65,705,583	USD	105,932,512	102,628,139	3,304,373
12/04/14	Bank of New York Mellon (The)	ILS	156,281,784	USD	41,790,484	40,132,964	1,657,520
12/04/14	State Street Bank and Trust Co.	ILS	156,868,614	USD	41,922,294	40,283,661	1,638,633
Total Forward Foreign Currency Contracts – Currency Risk							$21,068,195

Currency Abbreviations:

CAD — Canadian Dollar	GBP — British Pound Sterling
CHF — Swiss Franc	ILS — Israeli Shekel
EUR — Euro	USD — United Dollars

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	661	March-2015	$(78,984,336)	$(331,915)
U.S. Treasury 10 Year Notes	Short	996	March-2015	(126,538,688)	(850,287)
Total Futures Contracts – Interest Rate Risk					$(1,182,202)

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $1,224,488,044 and $1,212,446,236, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $1,060,228,304 and $1,223,824,567, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,545,616,732
Aggregate unrealized (depreciation) of investment securities	(188,687,472)
Net unrealized appreciation of investment securities	$2,356,929,260
Cost of investments for tax purposes is $11,360,834,557.

Invesco Equity and Income Fund

Invesco Floating Rate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	FLR-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–94.27%(a)(b)

Aerospace & Defense–2.33%

Aveos Fleet Performance Inc. (Canada), Second Lien Term Loan A-1 (c)	0.00%	03/12/15	$413	$41,256
BE Aerospace, Inc., Term Loan (d)	—	12/16/21	8,156	8,181,448
Camp International Holding Co., First Lien Term Loan	4.75%	05/31/19	4,255	4,287,374
Second Lien Term Loan	8.25%	11/30/19	258	262,020
Consolidated Aerospace Manufacturing, LLC, Term Loan	5.00%	03/27/20	2,081	2,089,298
Term Loan	5.00%	03/27/20	329	329,097
DAE Aviation Holdings, Inc., Term Loan B-1	5.00%	11/02/18	4,010	4,040,423
Term Loan B-2	5.00%	11/02/18	1,432	1,442,340
Element Materials Technology Group US Holdings Inc., Term Loan B (Acquired 08/07/14; Cost $1,495,225)	5.25%	08/06/21	1,502	1,498,676
IAP Worldwide Services Revolver(d)	—	07/18/18	877	881,069
Second Lien Term Loan	8.00%	07/18/19	1,034	909,555
Landmark U.S. Holdings LLC, Canadian Term Loan	4.75%	10/25/19	266	266,109
First Lien Term Loan	4.75%	10/25/19	6,705	6,704,580
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	1,879	1,864,656
Sequa Corp., Term Loan	5.25%	06/19/17	5,595	5,473,031
Transdigm Inc., Term Loan C	3.75%	02/28/20	13,097	13,003,329
Term Loan D	3.75%	06/04/21	7,062	7,011,136
				58,285,397

Air Transport–0.71%

American Airlines, Inc., Term Loan B	3.75%	06/27/19	6,921	6,873,855
Delta Air Lines, Inc., Revolver Loan(e)	0.00%	04/20/16	8,237	8,071,893
Revolver Loan(e)	0.00%	10/18/17	1,145	1,113,373
United Continental Holdings, Inc., Term Loan B-1	3.75%	09/15/21	1,718	1,710,722
				17,769,843

Automotive–4.90%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	2,247	2,258,378
American Tire Distributors, Inc., Term Loan	5.75%	06/01/18	6,465	6,489,661
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/29/17	5,024	5,040,490
BBB Industries, LLC, First Lien Term Loan	6.00%	11/03/21	2,363	2,338,270
Second Lien Term Loan	9.75%	11/03/22	1,033	990,755
Dexter Axle Co., Term Loan	4.50%	02/28/20	3,335	3,314,507
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	36,509	36,486,266
Gates Global, LLC, Term Loan	4.25%	07/05/21	11,888	11,793,499
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	3,269	3,286,453
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21	2,434	2,455,335
Key Safety Systems, Inc., Term Loan	4.75%	08/29/21	3,107	3,121,384
Midas Intermediate Holdco II, LLC, Delayed Draw Term Loan	4.75%	08/18/21	237	237,988
Term Loan	4.75%	08/18/21	2,104	2,112,143
MPG Holdco I Inc., Term Loan	4.50%	10/20/21	6,975	7,010,249
Schaeffler AG (Germany), Term Loan B	4.25%	05/15/20	8,307	8,331,878
TI Group Automotive Systems LLC, Term Loan	4.25%	07/02/21	13,885	13,850,277
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	7,199	7,174,557

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

Transtar Holding Co., First Lien Term Loan	5.75%	10/09/18	$4,645	$4,621,505
Second Lien Term Loan (Acquired 10/02/12-10/25/13; Cost $1,653,464)	10.00%	10/09/19	1,654	1,637,080
				122,550,675

Beverage and Tobacco–0.33%

DS Services of America, Inc., Term Loan B	5.25%	08/30/20	4,840	4,855,441
Winebow Group, Inc., First Lien Term Loan	4.75%	07/01/21	1,876	1,874,071
Second Lien Term Loan (Acquired 07/02/14; Cost $1,497,468)	8.50%	12/31/21	1,508	1,496,868
				8,226,380

Building & Development–2.43%

ABC Supply Co., Inc., Term Loan B	3.50%	04/16/20	4,653	4,579,164
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	4,661	4,719,740
Term Loan B-1	4.00%	04/10/19	1,991	1,992,614
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan(e)	0.00%	02/28/17	11	3,805
PIK Exit Revolver Loan(f)	5.00%	02/28/17	147	51,928
Mannington Mills, Inc., Term Loan	4.75%	10/01/21	1,171	1,172,877
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/28/20	10,248	10,184,234
Second Lien Term Loan	7.00%	03/26/21	1,651	1,663,875
Re/Max International, Inc., Term Loan	4.00%	07/31/20	3,868	3,819,664
Realogy Corp., Revolver Loan(e)	0.00%	03/05/18	5,984	5,774,207
Synthetic LOC (Acquired 11/18/11-08/08/12; Cost $1,308)	4.41%	10/10/16	—	287
Term Loan B	3.75%	03/05/20	25,527	25,479,346
United Subcontractors, Inc., Term Loan (Acquired 02/15/06-09/30/13; Cost $1,385,421)	4.24%	06/30/15	129	125,439
WireCo WorldGroup Inc., Term Loan (Acquired 07/02/12; Cost $1,126,751)	6.00%	02/15/17	1,132	1,137,247
				60,704,427

Business Equipment & Services–10.41%

Accelya International S.A. (Luxembourg), Term Loan A-1 (Acquired 03/06/14; Cost $2,704,520)	4.98%	03/06/20	2,716	2,699,415
Term Loan A-2 (Acquired 03/06/14; Cost $934,694)	4.98%	03/06/20	939	932,942
Acosta Holdco, Inc., Term Loan	5.00%	09/26/21	7,882	7,930,902
Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/19	24,121	24,058,238
Incremental Term Loan B-2	4.25%	07/08/20	22,274	22,163,076
Second Lien Term Loan	8.50%	03/03/21	29,705	30,011,776
AVSC Holding Corp., First Lien Term Loan	4.50%	01/24/21	6,450	6,459,652
Brickman Group Ltd. LLC, First Lien Term Loan	4.00%	12/18/20	4,274	4,236,427
Second Lien Term Loan	7.50%	12/17/21	1,110	1,103,260
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	227	218,688
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	5,912	5,960,522
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/22	4,379	4,170,535
Term Loan B	4.50%	04/09/21	7,549	7,382,336
Connolly, LLC, First Lien Term Loan	5.00%	05/14/21	7,213	7,249,407
Second Lien Term Loan	8.00%	05/14/22	3,931	3,945,545
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/19	5,619	5,515,121
Second Lien Term Loan	8.75%	12/21/20	576	569,225
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	3,682	3,677,743

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

First Data Corp., Term Loan	3.66%	03/23/18	$41,607	$41,151,577
Term Loan	3.66%	09/24/18	4,547	4,492,801
Term Loan	4.16%	03/24/21	1,032	1,027,833
Genesys Telecom Holdings, U.S., Inc., Term Loan	4.00%	02/08/20	791	782,893
Term Loan 2	4.50%	11/13/20	3,450	3,441,647
Information Resources, Inc., Term Loan	4.75%	09/30/20	3,797	3,831,313
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/22	306	303,888
Term Loan	4.25%	01/27/21	2,455	2,408,149
Intertrust Group Holding B.V. (Netherlands), Second Lien Term Loan 2	8.00%	04/16/22	3,172	3,143,299
Term Loan B-5	4.45%	04/16/21	1,746	1,732,939
Karman Buyer Corp., Delayed Draw Term Loan	4.25%	07/23/21	287	285,082
Second Lien Term Loan	7.50%	07/25/22	5,222	5,200,724
Term Loan	4.25%	07/23/21	8,604	8,552,463
Kronos Inc., First Lien Incremental Term Loan	4.50%	10/30/19	7,136	7,162,808
Second Lien Term Loan	9.75%	04/30/20	1,711	1,770,289
Learning Care Group (US) No. 2 Inc., Term Loan	5.50%	05/05/21	2,666	2,695,686
Nuance Communications, Inc., Term Loan C	2.91%	08/07/19	6,106	6,005,147
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17	3,361	3,297,834
ServiceMaster Co., Term Loan	4.25%	07/01/21	5,157	5,133,697
SunGard Data Systems Inc., Term Loan C	3.91%	02/28/17	791	790,897
TNS Inc., First Lien Term Loan	5.00%	02/14/20	2,767	2,761,245
Second Lien Term Loan	9.00%	08/14/20	262	260,511
Trans Union LLC, Revolver Loan(e)	0.00%	04/09/19	1,640	1,615,938
Revolver Loan	3.75%	04/09/19	249	244,839
Term Loan	4.00%	04/09/21	9,323	9,261,540
Wand Intermediate I L.P., First Lien Term Loan	4.75%	09/17/21	1,823	1,834,173
Second Lien Term Loan	8.25%	09/19/22	1,406	1,409,566
Wash MultiFamily Laundry Systems, LLC, Term Loan	4.50%	02/21/19	1,581	1,565,165
				260,448,753

Cable & Satellite Television–3.32%

Charter Communications Operating, LLC, Term Loan G	4.25%	09/12/21	12,628	12,733,248
ION Media Networks, Inc., Term Loan	5.00%	12/18/20	10,644	10,630,764
MCC Iowa, Term Loan G	4.00%	01/20/20	987	981,851
Term Loan H	3.25%	01/29/21	3,269	3,220,876
Term Loan J	3.75%	06/30/21	1,868	1,847,159
Mediacom Illinois LLC, Term Loan E	3.13%	10/23/17	1,928	1,906,089
Mediacom Illinois, LLC, Term Loan G	3.75%	06/30/21	2,260	2,257,477
Quebecor Media Inc. (Canada), Term Loan B-1	3.25%	08/17/20	2,486	2,424,338
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/07/20	14,076	13,951,679
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	8,316	8,309,256
Ziggo B.V. (Netherlands), Term Loan B-1	3.25%	01/15/22	9,274	9,137,999
Term Loan B-2	3.50%	01/15/22	5,976	5,888,699
Term Loan B-3	3.50%	01/15/22	9,829	9,684,807
				82,974,242

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Chemicals & Plastics–4.88%

Allnex & Cy S.C.A., Term Loan B-1	4.50%	10/03/19	$872	$873,980
Term Loan B-2	4.50%	10/03/19	452	453,475
Arysta LifeScience SPC, LLC, First Lien Term Loan	4.50%	05/29/20	13,681	13,669,224
Second Lien Term Loan	8.25%	11/30/20	2,545	2,569,385
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	4,389	4,284,688
Chromaflo Technologies Corp., First Lien Term Loan B	4.50%	12/02/19	2,167	2,153,281
Second Lien Term Loan	8.25%	06/02/20	815	814,074
Citadel Plastics Holdings, Inc., Incremental Term Loan (d)	—	11/05/20	1,198	1,200,750
Colouroz Investment LLC (Germany), First Lien Term Loan B-2	4.75%	09/07/21	6,307	6,255,292
Second Lien Term Loan B-2	8.25%	09/06/22	3,449	3,336,864
Term Loan C	4.75%	09/07/21	1,043	1,037,654
Eco Services Operations LLC, Term Loan (d)	—	12/01/21	2,101	2,106,696
Ferro Corp., Term Loan	4.00%	07/31/21	1,369	1,360,459
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	5,541	5,519,754
Huntsman International, LLC, Incremental Term Loan	3.75%	08/12/21	18,700	18,524,323
Ineos Holdings Ltd., Term Loan	3.75%	05/04/18	13,258	13,140,362
Kronos Worldwide Inc., Term Loan	4.75%	02/18/20	1,922	1,927,795
MacDermid, Inc., First Lien Term Loan B	4.00%	06/07/20	5,934	5,868,862
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	3,670	3,637,450
Otter Products, LLC, Term Loan B	5.75%	06/03/20	6,917	6,861,063
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/20	5,218	5,133,419
Second Lien Term Loan	8.25%	07/15/20	1,557	1,520,849
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/22	788	783,691
Term Loan	4.75%	06/16/21	1,627	1,631,824
Styrolution US Holding LLC, Term Loan B-1	6.50%	11/07/19	6,317	6,328,743
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,618	1,601,858
Univar Inc., Term Loan B	5.00%	06/30/17	5,028	5,011,133
WNA Holdings, Inc., Second Lien Term Loan	8.50%	12/07/20	642	627,802
Term Loan	4.50%	06/05/20	2,331	2,328,067
Term Loan	4.50%	06/07/20	1,625	1,622,539
				122,185,356

Clothing & Textiles–0.23%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan (Acquired 05/27/14; Cost $3,331,665)	5.50%	05/27/21	3,363	3,350,291
Second Lien Term Loan	9.00%	05/27/22	1,605	1,597,206
Outerstuff LLC, Term Loan	5.00%	07/28/21	750	748,316
				5,695,813

Conglomerates–0.81%

CeramTec Acquisition Corp., Term Loan B-1	4.25%	08/30/20	4,528	4,526,039
Term Loan B-2	4.25%	08/30/20	449	448,992
Term Loan B-3	4.25%	08/30/20	1,353	1,352,935
Delachaux S.A. (France), Term Loan B-2	5.25%	10/14/21	2,309	2,317,957
Epiq Systems, Inc., Term Loan	4.25%	08/27/20	4,395	4,364,344
Penn Engineering & Manufacturing Corp., Term Loan B	4.50%	08/29/21	1,490	1,481,237
Polymer Group, Inc., First Lien Term Loan	5.25%	12/19/19	5,749	5,770,763
				20,262,267

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Containers & Glass Products–1.81%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	10/01/22	$1,382	$1,386,152
Term Loan	4.50%	10/01/21	2,798	2,797,429
Berry Plastics Group, Inc., Term Loan D	3.50%	02/08/20	15,259	15,018,222
Term Loan E	3.75%	01/06/21	2,415	2,386,820
BWAY Holding Company, Inc., Term Loan	5.50%	08/14/20	9,682	9,724,727
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,361	1,344,768
Devix US, Inc., First Lien Term Loan B	4.25%	05/02/21	1,866	1,865,213
Second Lien Term Loan	8.00%	05/02/22	1,248	1,244,258
Exopack Holdings S.A., Term Loan	5.25%	05/08/19	2,268	2,281,624
Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/20	3,710	3,705,844
Second Lien Term Loan	10.00%	05/09/21	786	782,230
Libbey Glass, Inc., Term Loan	3.75%	04/09/21	24	23,742
Ranpak Corp., First Lien Term Loan	4.75%	10/01/21	614	613,665
Second Lien Term Loan	8.25%	10/03/22	415	416,184
Reynolds Group Holdings Inc., Incremental Term Loan	4.00%	12/01/18	1,619	1,616,747
				45,207,625

Cosmetics & Toiletries–0.54%

Nice-Pak Products, Inc., Term Loan	7.50%	06/18/15	427	416,367
Prestige Brands, Inc., Term Loan B-1 (d)	—	01/31/19	4,798	4,811,581
Revlon Consumer Products Corp., Term Loan	4.00%	10/08/19	3,902	3,892,510
Vogue International LLC, Term Loan B	5.25%	02/14/20	4,398	4,392,489
				13,512,947

Drugs–2.64%

BPA Laboratories, First Lien Term Loan	2.73%	07/01/17	1,202	1,087,959
Second Lien Term Loan	2.73%	07/01/17	1,045	933,782
Catalent Pharma Solutions, Inc., Term Loan	4.25%	05/20/21	2,985	2,993,208
Grifols Worldwide Operations USA, Inc., Term Loan B	3.16%	02/27/21	16,072	15,950,001
Ikaria, Inc., First Lien Term Loan	5.00%	02/12/21	2,704	2,719,256
Millennium Laboratories, Inc., Term Loan B	5.25%	04/16/21	20,637	20,753,014
Quintiles Transnational Corp., Term Loan B-3	3.75%	06/08/18	1,428	1,422,217
Valeant Pharmaceuticals International, Inc. (Canada), Series C-2 Term Loan B	3.50%	12/11/19	9,649	9,600,070
Series E-1 Term Loan B	3.50%	08/05/20	10,674	10,622,823
				66,082,330

Ecological Services & Equipment–0.03%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19	722	711,218

Electronics & Electrical–6.70%

4L Technologies Inc., Term Loan	5.50%	05/08/20	10,599	10,564,832
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20	2,519	2,512,431
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	11,159	11,167,357
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,548	1,526,491
Carros US LLC, Term Loan	4.50%	09/30/21	1,991	1,996,069
DEI Sales, Inc., Term Loan	5.75%	07/13/17	1,956	1,714,998
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	11,241	11,211,297
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20	3,400	3,408,029
Freescale Semiconductor, Inc., Term Loan B-4	4.25%	02/28/20	31,030	30,827,156
Infor (US), Inc., Term Loan B-3	3.75%	06/03/20	10,700	10,563,185
Term Loan B-5	3.75%	06/03/20	1,718	1,696,940

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Electronics & Electrical–(continued)

MA Finance Co., LLC, Term Loan C	4.50%	11/20/19	$8,811	$8,560,227
Microsemi Corp., Incremental Term Loan	3.50%	02/19/20	971	965,548
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	2,746	2,755,908
MSC.Software Corp., First Lien Term Loan	5.00%	05/29/20	1,618	1,618,249
Second Lien Term Loan	8.50%	06/01/21	803	790,577
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,880	1,857,693
Omnitracs, Inc., Term Loan	4.75%	11/25/20	4,899	4,892,528
Peak 10, Inc., First Lien Term Loan	5.00%	06/17/21	1,324	1,324,493
Second Lien Term Loan	8.25%	06/17/22	788	767,446
RP Crown Parent, LLC, First Lien Term Loan	6.00%	12/21/18	16,669	15,710,406
Second Lien Term Loan	11.25%	12/20/19	602	526,707
Ship Luxco 3 S.a.r.l., (Luxembourg) Term Loan	4.50%	11/30/19	3,731	3,742,346
Term Loan C-2	4.75%	11/29/19	2,401	2,409,334
SkillSoft Corp., Second Lien Term Loan	9.25%	04/28/22	2,784	2,665,553
Term Loan	5.75%	04/28/21	13,897	13,782,718
Sybil Software LLC, Term Loan (Acquired 03/24/14-05/21/14; Cost $3,999,588)	4.75%	03/20/20	4,008	4,007,681
Tibco Software Inc., Term Loan (d)	—	12/05/20	1,286	1,263,007
Zebra Technologies Corp., Term Loan	4.75%	10/27/21	12,764	12,886,126
				167,715,332

Equipment Leasing–0.28%

IBC Capital US LLC, Second Lien Term Loan	8.00%	09/09/22	1,422	1,424,246
Term Loan	4.75%	09/09/21	5,656	5,669,972
				7,094,218

Financial Intermediaries–0.92%

Bankruptcy Management Solutions, Inc., Term Loan B	7.00%	06/27/18	23	18,998
iPayment Inc., Term Loan	6.75%	05/08/17	3,978	3,953,030
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	13,596	12,504,333
RJO Holdings Corp., Term Loan (Acquired 02/08/11; Cost $1,527,392)	6.91%	12/10/15	1,619	1,513,412
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/20	4,516	4,545,375
TMFS Holdings, LLC, Term Loan	5.50%	07/29/21	409	405,653
				22,940,801

Food & Drug Retailers–1.01%

Albertson’s LLC, Term Loan B-4	4.50%	08/25/21	14,604	14,666,537
Term Loan B4-1	4.50%	08/25/21	1,446	1,452,701
Rite Aid Corp., Second Lien Term Loan 1	5.75%	08/21/20	1,353	1,367,721
Term Loan 7	3.50%	02/21/20	699	695,193
Supervalu Inc., Term Loan	4.50%	03/21/19	7,091	7,070,333
				25,252,485

Food Products–3.88%

AdvancePierre Foods, Inc., First Lien Term Loan	5.75%	07/10/17	10,663	10,683,412
Second Lien Term Loan	9.50%	10/10/17	524	519,736
Big Heart Pet Brands, Term Loan	3.50%	03/08/20	9,130	8,844,793
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	2,810	2,748,059
CSM Bakery Supplies LLC, First Lien Term Loan	5.00%	07/03/20	11,843	11,680,563
Second Lien Term Loan	8.75%	07/03/21	2,992	2,924,763

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food Products–(continued)

Del Monte Foods, Inc., First Lien Term Loan	4.25%	02/18/21	$4,378	$4,082,636
Second Lien Term Loan	8.25%	08/18/21	3,739	3,271,354
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	1,370	1,362,272
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	12,157	12,133,832
H.J. Heinz Co., Revolver Loan (e)	0.00%	06/07/18	10,581	10,487,069
Hearthside Group Holdings, LLC, Revolver Loan(e)	0.00%	06/02/19	2,701	2,686,802
Term Loan	4.50%	06/02/21	4,608	4,621,927
JBS USA, LLC, Term Loan	3.75%	05/25/18	6,906	6,889,200
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	3,854	3,942,314
Oak Tea, Inc., Term Loan B-1	3.50%	07/23/21	8,769	8,746,595
QCE LLC, PIK Term Loan (f)(g)	15.00%	07/01/19	5	2,064
Shearer’s Foods, Inc., First Lien Term Loan	4.50%	06/30/21	1,085	1,083,833
Second Lien Term Loan	7.75%	06/30/22	457	449,875
				97,161,099

Food Service–2.62%

Aramark Corp., LOC	3.66%	07/26/16	82	81,751
ARG IH Corp., Term Loan	4.75%	11/15/20	327	327,837
Burger King Corp., Term Loan B	4.50%	10/27/21	34,800	34,935,415
Portillo’s Holdings, LLC, First Lien Term Loan B	4.75%	08/02/21	2,479	2,474,433
Second Lien Term Loan	8.00%	08/01/22	569	569,921
PSSI Holdings, LLC, Term Loan (d)	—	12/02/21	1,307	1,313,537
Red Lobster Management LLC, Term Loan	6.25%	07/28/21	3,424	3,438,707
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/14; Cost $2,706,965)	8.75%	02/28/19	2,802	2,409,991
Steak N’ Shake Operations, Inc., Term Loan (Acquired 03/17/14-05/30/14; Cost $2,464,079)	4.75%	03/19/21	2,483	2,476,993
TMK Hawk Parent Corp., First Lien Term Loan	5.25%	10/01/21	2,364	2,365,066
Second Lien Term Loan (Acquired 10/01/14; Cost $1,072,620)	8.50%	10/01/22	1,083	1,077,828
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19	6,432	6,435,660
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	9,900	7,737,721
				65,644,860

Forest Products–0.35%

NewPage Corp., Term Loan B	9.50%	02/11/21	4,818	4,695,954
Xerium Technologies, Inc., Term Loan	6.25%	05/17/19	3,996	3,997,619
				8,693,573

Health Care–4.97%

Accellent Inc., Second Lien Term Loan	7.50%	03/11/22	2,122	2,068,761
Term Loan	4.50%	03/12/21	10,362	10,268,891
Alere Inc., Term Loan B	4.25%	06/30/17	3,343	3,342,078
ATI Holdings, Inc., Term Loan	5.00%	12/20/19	1,118	1,119,946
Biomet, Inc., Term Loan B-2	3.66%	07/25/17	2,596	2,595,519
CareCore National, LLC, Term Loan (d)	—	03/05/21	2,331	2,341,710
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	11,204	11,236,541
Creganna Finance LLC, First Lien Term Loan(d)	—	12/01/21	1,166	1,171,583
Second Lien Term Loan(d)	—	06/01/22	1,156	1,163,138
DJO Finance LLC, Term Loan B	4.25%	09/15/17	13,398	13,402,254
Drumm Investors LLC, Term Loan	6.75%	05/04/18	791	797,215
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21	11,129	11,056,276
Kinetic Concepts, Inc., Term Loan E-1	4.00%	05/04/18	26,841	26,759,518
Knowledge Universe Education LLC, Term Loan	5.25%	03/18/21	2,338	2,363,949

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Health Care–(continued)

MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/21	$12,737	$12,559,403
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/21	10,961	10,879,982
Surgery Center Holdings, Inc., Second Lien Term Loan	8.50%	11/03/21	4,280	4,203,207
Term Loan	5.25%	11/03/20	3,105	3,108,170
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	4,091	3,926,897
				124,365,038

Home Furnishings–0.54%

Britax Group Ltd., Term Loan	4.50%	10/15/20	1,786	1,270,544
Mattress Holdings Corp., Term Loan	5.25%	10/20/21	4,645	4,659,626
PGT, Inc., Term Loan	5.25%	09/22/21	1,756	1,766,988
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	5,768	5,759,625
				13,456,783

Industrial Equipment–2.53%

Accudyne Industries LLC, Term Loan	4.00%	12/13/19	1,351	1,320,901
Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	535	537,374
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	4,382	4,295,625
Capital Safety North America Holdings Inc., First Lien Term Loan	3.75%	03/29/21	2,147	2,097,639
Crosby US Acquisition Corp., First Lien Term Loan	3.75%	11/23/20	6,987	6,832,493
Second Lien Term Loan	7.00%	11/22/21	1,620	1,579,108
Doncasters US Finance LLC, Term Loan B	4.50%	04/09/20	6,906	6,875,162
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21	7,073	7,081,972
Filtration Group Corp., First Lien Term Loan	4.50%	11/21/20	630	631,312
Second Lien Term Loan	8.25%	11/21/21	1,705	1,711,000
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	3,192	3,119,010
Generac Power System, Inc., Term Loan B	3.25%	05/31/20	1,776	1,744,082
Husky Injection Molding Systems Ltd. (Canada), Second Lien Term Loan	7.25%	06/30/22	753	740,496
Term Loan	4.25%	06/30/21	7,135	7,077,980
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	4,405	4,380,127
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/20	8,310	8,268,457
Tank Holding Corp., Term Loan	4.25%	07/09/19	2,365	2,339,446
Unifrax Holding Co., Term Loan	4.25%	11/28/18	730	724,301
Virtuoso US LLC, Term Loan	4.75%	02/11/21	1,940	1,938,794
				63,295,279

Insurance–0.33%

Applied Systems, Inc., Second Lien Term Loan	7.50%	01/23/22	1,231	1,235,924
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan	5.00%	04/16/20	1,925	1,809,686
Second Lien Term Loan	8.25%	10/16/20	1,300	1,156,743
York Risk Services Holding Corp., Delayed Draw Term Loan(e)	0.00%	10/01/21	400	399,037
Term Loan	4.75%	10/01/21	3,697	3,691,097
				8,292,487

Leisure Goods, Activities & Movies–3.12%

Alpha Topco Ltd. (United Kingdom), Second Lien Term Loan	7.75%	07/31/22	10,394	10,381,386
Term Loan B-3	4.75%	07/30/21	28,778	28,606,662
CWGS Group, LLC, Term Loan	5.75%	02/20/20	8,915	8,926,627
Dave & Buster’s, Inc., Term Loan	4.50%	07/25/20	1,110	1,111,460
Dorna Sports S.L. (Spain), Term Loan B	4.33%	04/30/21	2,447	2,422,738

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Leisure Goods, Activities & Movies–(continued)

Equinox Holdings, Inc., First Lien Term Loan(d)	—	01/31/20	$4,651	$4,636,976
Revolver Loan (Acquired 04/14/14-10/07/14; Cost $1,372,226) (e)	0.00%	02/01/18	1,400	1,298,221
Revolver Loan (Acquired 04/14/14-11/05/14; Cost $457,409)	6.25%	02/01/18	467	432,740
Fitness International, LLC, Term Loan B	5.50%	07/01/20	5,361	5,307,579
Merlin Entertainments Group Luxembourg 2 S.a.r.l. (Luxembourg), Term Loan B-1	3.41%	06/28/19	1,229	1,230,834
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20	1,556	1,556,579
Performance Sports Group Ltd. (Canada), Term Loan	4.00%	04/15/21	2,262	2,250,529
Sabre Inc., Term Loan B	4.00%	02/19/19	8,697	8,648,249
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/20	1,343	1,292,724
				78,103,304

Lodging & Casinos–3.81%

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	2,353	2,337,733
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	7,038	6,600,687
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	4,529	4,311,571
ESH Hospitality, Inc., Term Loan	5.00%	06/24/19	3,859	3,892,711
Four Seasons Holdings Inc. (Canada), First Lien Term Loan	3.50%	06/27/20	3,266	3,245,435
Second Lien Term Loan	6.25%	12/27/20	2,066	2,086,347
Harrah’s Operating Co., Inc., Term Loan B-6	6.99%	03/01/17	11,394	10,432,818
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/20	5,514	5,472,866
La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	10,199	10,177,120
Scientific Games International, Inc., Term Loan	6.00%	10/18/20	31,082	30,695,913
Term Loan B-2	6.00%	10/01/21	6,542	6,455,127
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20	6,282	6,333,437
Yonkers Racing Corp., First Lien Term Loan	4.25%	08/20/19	3,376	3,046,976
Second Lien Term Loan	8.75%	08/20/20	392	307,690
				95,396,431

Nonferrous Metals & Minerals–0.54%

Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	3,316	2,818,313
Arch Coal, Inc., Term Loan	6.25%	05/16/18	7,471	6,621,387
EP Minerals, LLC, Term Loan	5.50%	08/20/20	887	890,496
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	3,309	3,228,706
				13,558,902

Oil & Gas–6.42%

American Energy - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/20	5,037	4,787,459
Second Lien Term Loan	8.50%	08/04/21	999	920,043
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	69	68,044
Atlas Energy, L.P., Term Loan	6.50%	07/31/19	3,679	3,704,173
Bronco Midstream Funding, LLC, Term Loan (Acquired 08/20/13-09/17/13; Cost $6,430,608)	5.00%	08/15/20	6,460	6,459,738
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	4,108	4,102,906
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	20,233	18,816,290
Drillships Ocean Ventures Inc., Term Loan	5.50%	07/25/21	7,033	6,564,446
EMG Utica, LLC, Term Loan	4.75%	03/27/20	2,761	2,744,123
Expro US Finco LLC, Term Loan	5.75%	09/02/21	6,623	6,410,600
Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/20	10,281	9,377,214
Term Loan	3.88%	09/28/18	4,828	4,640,126
Floatel International, Ltd., Term Loan	6.00%	06/27/20	6,660	6,360,264
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $515,226)	4.50%	05/02/16	515	516,514
HGIM Corp., Term Loan B	5.50%	06/18/20	9,207	8,409,031

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas–(continued)

Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	$4,220	$4,061,326
McDermott International, Inc., Term Loan	5.25%	04/16/19	2,399	2,344,900
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	4,924	4,932,654
Obsidian Natural Gas Trust (United Kingdom), Term Loan	7.00%	11/02/15	473	470,617
Osum Productions Corp. (Canada), Term Loan	6.50%	07/31/20	2,159	2,105,020
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/18	3,887	3,614,246
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/18/21	2,557	2,250,538
Petroleum Geo-Services ASA, Term Loan	3.25%	03/19/21	6,908	6,403,304
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/21	3,496	3,452,232
Samson Investment Co., Second Lien Term Loan 1	5.00%	09/25/18	5,609	5,129,371
Seadrill Operating L.P., Term Loan	4.00%	02/21/21	26,551	24,128,143
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	1,337	1,292,137
Tallgrass Operations, LLC, Term Loan	4.25%	11/13/18	3,486	3,497,977
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	8,297	7,666,879
Utex Industries, Inc., First Lien Term Loan	5.00%	05/22/21	1,990	1,969,740
Second Lien Term Loan	8.25%	05/22/22	786	778,299
Western Refining, Inc., Term Loan	4.25%	11/12/20	2,742	2,736,030
				160,714,384

Publishing–3.03%

Chesapeake US Holdings Inc., Term Loan A	4.25%	09/30/20	1,566	1,551,138
Term Loan B	4.25%	09/30/20	4,343	4,300,777
EMI Music Publishing Ltd., Term Loan B-2	3.75%	06/29/18	3,192	3,172,802
Getty Images, Inc., Revolver Loan(e)	0.00%	10/18/17	6,977	6,070,000
Term Loan	4.75%	10/18/19	7,608	7,216,053
Harland Clarke Holdings Corp., Term Loan B-2	5.48%	06/30/17	320	320,593
Term Loan B-4	6.00%	08/04/19	1,421	1,428,260
Interactive Data Corp., Term Loan	4.50%	05/02/21	12,642	12,716,248
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	5,549	5,423,737
Merrill Communications LLC, Term Loan	5.75%	03/08/18	5,067	5,090,174
Newsday, LLC, Term Loan	3.66%	10/12/16	3,615	3,603,250
ProQuest LLC, Term Loan	5.25%	10/24/21	4,680	4,711,127
Southern Graphics Inc., Term Loan	4.25%	10/17/19	3,355	3,338,289
Tribune Co., Term Loan	4.00%	12/27/20	17,010	16,962,390
				75,904,838

Radio & Television–3.34%

Block Communications, Inc., Incremental Term Loan B	5.75%	11/07/21	1,170	1,174,997
Clear Channel Communications, Inc., Term Loan B	3.81%	01/29/16	175	173,533
Term Loan D	6.91%	01/30/19	25,828	24,348,081
Term Loan E	7.66%	07/30/19	21,536	20,758,927
Gray Television, Inc., Term Loan	3.75%	06/13/21	3,508	3,483,408
Media General, Inc., Term Loan B	4.25%	07/31/20	4,140	4,150,585
Term Loan B-2(d)	—	07/31/20	2,944	2,941,878
NEP/NCP HoldCo, Inc., Incremental Term Loan	4.25%	01/22/20	3,501	3,463,589
Second Lien Term Loan	9.50%	07/22/20	132	132,301
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	7,922	7,729,326
Term Loan	3.50%	02/13/17	12,280	12,132,625
Univision Communications Inc., First Lien Term Loan	4.00%	03/01/20	3,097	3,071,480
				83,560,730

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Retailers (except Food & Drug)–5.26%

Academy, Ltd., Term Loan	4.50%	08/03/18	$1,250	$1,250,176
David’s Bridal, Inc., Asset-Backed Revolver Loan (Acquired 11/21/14; Cost $1,334,193) (e)	0.00%	10/11/17	1,476	1,372,497
Asset-Backed Revolver Loan (Acquired 07/02/13-11/21/14; Cost $96,877)	3.50%	10/11/17	97	90,096
Term Loan	5.25%	10/11/19	6,948	6,725,120
Hudson’s Bay Co. (Canada), First Lien Term Loan (d)	—	11/04/20	709	711,796
J. Crew Group, Inc., Term Loan	4.00%	03/05/21	7,977	7,606,654
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19	2,544	2,470,915
Lands’ End, Inc., Term Loan B	4.25%	04/04/21	4,894	4,869,213
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	2,414	2,400,508
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21	9,579	9,614,572
National Vision, Inc., First Lien Term Loan	4.00%	03/12/21	3,694	3,628,113
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	4,047	3,905,631
OSP Group, Inc., First Lien Term Loan	4.50%	03/18/21	4,295	4,294,721
Payless, Inc., Second Lien Term Loan	8.50%	03/11/22	2,178	2,075,561
Term Loan	5.00%	03/11/21	7,719	7,439,542
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,459	1,456,208
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	2,326	2,320,101
Savers Inc., Term Loan	5.00%	07/09/19	4,853	4,848,636
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18	25,426	24,705,201
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	22,090	21,988,787
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19	12,869	12,238,859
Toys ‘R’ US-Delaware, Inc., Canadian Term Loan A-1	8.25%	10/24/19	1,745	1,720,416
Term Loan A-1	8.25%	10/24/19	2,164	2,133,316
Term Loan B-2	5.25%	05/25/18	97	74,652
Term Loan B-3	5.25%	05/25/18	28	21,640
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	1,822	1,722,031
				131,684,962

Steel–0.19%

JMC Steel Group Inc., Term Loan	4.75%	04/01/17	1,073	1,067,066
TMS International Corp., Term Loan B	4.50%	10/16/20	3,726	3,725,780
				4,792,846

Surface Transport–0.75%

Hertz Corp. (The), LOC (Acquired 03/14/11; Cost $545,077)	3.75%	03/11/18	552	546,073
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	5,923	5,960,185
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/21	4,675	4,394,150
Swift Transportation Co., LLC, Term Loan B	3.75%	06/09/21	1,976	1,973,134
U.S. Shipping Corp., Term Loan B-1	5.50%	04/30/18	4,026	3,966,045
Vouvray US Finance LLC, Second Lien Term Loan	8.50%	12/27/21	1,070	1,064,671
Term Loan	5.00%	06/27/21	937	938,417
				18,842,675

Telecommunications–5.83%

Avaya Inc., Term Loan B-3	4.65%	10/26/17	33,279	32,405,640
Term Loan B-6	6.50%	03/30/18	989	987,268
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	15,201	15,267,492
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	9,378	9,460,494
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19	2,780	2,785,516
Level 3 Communications, Inc., Term Loan B	4.50%	01/31/22	17,195	17,280,746
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/20	20,559	20,581,891

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Telecommunications–(continued)

Term Loan B-III	4.00%	08/01/19	$428	$428,225
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	82	83,440
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21	5,750	5,569,936
NTELOS Inc., Term Loan B	5.75%	11/09/19	6,584	6,530,980
Syniverse Holdings, Inc., Term Loan(d)	—	04/23/19	2,000	1,970,000
Term Loan	4.00%	04/23/19	9,263	9,120,373
Telesat LLC, Term Loan B-2	3.50%	03/28/19	1,263	1,254,492
U.S. Telepacific Corp., Term Loan	6.00%	11/25/20	7,040	7,004,969
XO Communications, LLC, Term Loan	4.25%	03/20/21	2,597	2,584,000
Yankee Cable Acquisition, LLC, Term Loan	4.50%	03/01/20	3,850	3,858,089
Zayo Group, LLC, Term Loan	4.00%	07/02/19	8,682	8,677,441
				145,850,992

Utilities–2.48%

Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	6,197	6,083,133
Calpine Corp., Term Loan	4.00%	04/01/18	42	42,326
Term Loan B	4.00%	10/30/20	8,280	8,251,075
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	4,494	4,487,649
EquiPower Resources Holdings, LLC, First Lien Term Loan C	4.25%	12/31/19	2,283	2,284,817
Granite Acquisition, Inc., First Lien Term Loan B(d)	—	12/17/21	13,288	13,397,744
Second Lien Term Loan B(d)	—	12/17/22	2,755	2,796,132
Term Loan C(d)	—	12/17/21	585	589,501
NSG Holdings LLC, Term Loan	3.75%	12/11/19	861	858,581
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21	1,897	1,904,528
Southeast PowerGen LLC, Term Loan B (d)	—	12/02/21	1,877	1,886,262
Texas Competitive Electric Holdings, PIK Term Loan (f)(g)	4.65%	10/10/17	167	121,458
TPF II Power, LLC, Term Loan	5.50%	10/02/21	14,573	14,705,106
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20	4,601	4,537,407
				61,945,719
Total Variable Rate Senior Loan Interests				2,358,885,011

Structured Products–4.35%

Apidos Cinco CDO (h)(i)	4.48%	05/14/20	345	343,241
Apidos CLO IX (h)(i)	6.73%	07/15/23	3,083	3,075,435
Apidos CLO X (h)(i)	6.49%	10/30/22	2,190	2,195,037
Apidos CLO X (h)(i)	6.49%	10/30/22	3,367	3,374,744
Apidos CLO XI (h)(i)	5.48%	01/17/23	2,070	1,958,013
Apidos CLO XV (h)(i)	4.98%	10/20/25	6,500	5,927,350
Apidos Quattro CDO (h)(i)	3.83%	01/20/19	408	404,532
Ares XI CLO, Ltd. (h)(i)	3.23%	10/11/21	724	714,588
Atrium X CDO (h)(i)	4.73%	07/16/25	3,742	3,396,613
Babson CLO Ltd. 2007-I (h)(i)	3.48%	01/18/21	1,034	997,603
Babson CLO Ltd. 2013-II (h)(i)	4.73%	01/18/25	6,540	5,896,464
Carlyle Global Market Strategies CLO 2012-3 (h)(i)	5.73%	10/14/24	3,188	3,062,712
Carlyle Global Market Strategies CLO 2013-1 (h)(i)	5.73%	02/14/25	3,200	3,072,320
Carlyle High Yield Partners 2007-10 (h)(i)	3.43%	04/19/22	1,400	1,324,120
Columbus Nova CLO Ltd. (h)(i)	3.83%	05/16/19	429	420,849
Columbus Nova CLO Ltd. (h)(i)	3.83%	05/16/19	1,093	1,072,233
Dryden Senior Loan Fund 2013-30 (h)(i)	5.23%	10/15/25	3,276	3,032,921
Dryden Senior Loan Fund 2014-34 (h)(i)	5.03%	10/15/26	1,000	906,400
Duane Street CLO 2007-4 (h)(i)	4.48%	11/14/21	1,764	1,762,412
Flagship CLO VI (h)(i)	4.98%	06/10/21	3,254	3,249,403
Flagship CLO VI (h)(i)	4.98%	06/10/21	987	985,365

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–(continued)

Four Corners CLO II, Ltd. (h)(i)	2.09%	01/26/20	$310	$306,404
Four Corners CLO II, Ltd. (h)(i)	2.09%	01/26/20	103	101,805
Halcyon Loan Investors CLO II, Ltd. (h)(i)	3.83%	04/24/21	917	884,080
ING Investment Management CLO 2012-3, Ltd. (h)(i)	6.08%	10/15/22	1,243	1,213,914
ING Investment Management CLO 2012-4, Ltd. (h)(i)	5.98%	10/15/23	1,861	1,812,614
ING Investment Management CLO 2013-1, Ltd. (h)(i)	5.23%	04/15/24	4,808	4,471,068
ING Investment Management CLO 2013-3 (h)(i)	4.73%	01/18/26	2,745	2,454,853
ING Investment Management CLO III, Ltd. (h)(i)	3.73%	12/13/20	1,188	1,163,052
ING Investment Management CLO IV, Ltd. (h)(i)	4.48%	06/14/22	293	290,480
Keuka Park CLO 2013-1 (h)(i)	4.73%	10/21/24	617	553,881
Kingsland Ltd. 2006-2 (h)(i)	4.73%	04/21/21	1,205	1,189,215
KKR Financial CLO 2012-1 (h)(i)	5.73%	12/15/24	2,100	2,025,450
KKR Financial CLO 2013-1 (h)(i)	4.98%	07/15/25	2,461	2,200,872
Madison Park Funding IV Ltd. (h)(i)	3.83%	03/22/21	1,344	1,312,250
Madison Park Funding X Ltd. (h)(i)	5.48%	01/20/25	1,953	1,885,621
Madison Park Funding XIV Ltd. (h)(i)	4.98%	07/20/26	1,350	1,224,990
Madison Park Funding XIV Ltd. (h)(i)	5.63%	07/20/26	1,915	1,674,859
Marine Park CLO 2012-1 (h)(i)	5.98%	05/18/23	2,191	2,140,169
Octagon Investment Partners XIV Ltd. (h)(i)	5.48%	01/15/24	2,052	1,921,082
Octagon Investment Partners XIX Ltd. (h)(i)	5.08%	04/15/26	2,920	2,657,784
Octagon Investment Partners XVII Ltd. (h)(i)	4.73%	10/25/25	1,975	1,766,243
Octagon Investment Partners XVIII Ltd. (h)(i)	5.48%	12/16/24	4,442	4,164,375
Octagon Investment Partners XXI Ltd (h)(i)	6.83%	10/25/26	2,500	2,521,250
Pacifica CDO VI, Ltd. (h)(i)	3.98%	08/15/21	565	539,010
Regatta IV Funding Ltd. 2014-1 (h)(i)	5.22%	07/25/26	3,250	2,933,125
Seneca Park CLO 2014-1 Ltd. (h)(i)	4.92%	07/17/26	2,750	2,489,850
Sierra CLO II Ltd. (h)(i)	3.73%	01/22/21	733	729,702
Silverado CLO 2006-II Ltd. (h)(i)	3.98%	10/16/20	886	861,192
Slater Mill Loan Fund, LP (h)(i)	5.73%	08/17/22	1,108	1,085,397
Stone Tower CLO 2007-6, Ltd. (h)(i)	3.83%	04/17/21	1,750	1,709,400
Symphony CLO IX, Ltd. (h)(i)	5.23%	04/16/22	1,901	1,846,441
Symphony CLO VIII, Ltd. (h)(i)	6.23%	01/09/23	1,156	1,157,156
Symphony CLO XI (h)(i)	5.48%	01/17/25	2,640	2,498,760
Symphony CLO XII (h)(i)	5.13%	10/15/25	1,850	1,700,520
Symphony CLO 2014-14 XIV Ltd. (h)(i)	4.88%	07/14/26	2,750	2,464,275
Voya CLO 2014-2, Ltd. (h)(i)	4.97%	07/17/26	1,875	1,698,188
Total Structured Products				108,821,682

Bonds and Notes–3.42%

Aerospace & Defense–0.06%

LMI Aerospace Inc. (h)	7.38%	07/15/19	1,501	1,493,495

Business Equipment & Services–0.18%

ADT Corp. (The)	6.25%	10/15/21	2,222	2,341,432
First Data Corp. (h)	6.75%	11/01/20	1,977	2,110,448
				4,451,880

Cable & Satellite Television–0.05%

UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21	1,074	1,182,796
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22	173	189,660
				1,372,456

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Chemicals & Plastics–0.35%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	$7,205	$7,024,875
Ineos Holdings Ltd. (h)	6.13%	08/15/18	1,025	1,014,750
Ineos Holdings Ltd. (h)	8.38%	02/15/19	241	257,267
Ineos Holdings Ltd. (h)	7.50%	05/01/20	157	166,813
Taminco Global Chemical Corp. (h)	9.75%	03/31/20	226	248,600
				8,712,305

Containers & Glass Products–0.37%

Ardagh Glass Finance PLC (h)	6.25%	01/31/19	1,631	1,643,233
Ardagh Glass Finance PLC (h)	7.00%	11/15/20	151	154,440
Ardagh Glass Finance PLC (h)	6.00%	06/30/21	375	373,125
Reynolds Group Holdings Inc.	7.88%	08/15/19	1,854	1,974,510
Reynolds Group Holdings Inc.	9.88%	08/15/19	1,879	2,026,971
Reynolds Group Holdings Inc.	5.75%	10/15/20	2,901	2,984,404
				9,156,683

Electronics & Electrical–0.17%

Blackboard Inc. (h)	7.75%	11/15/19	4,194	4,256,910

Food Products–0.02%

Chiquita Brands LLC	7.88%	02/01/21	412	448,565

Forest Products–0.06%

Verso Paper Holdings LLC	11.75%	01/15/19	1,626	1,593,480

Healthcare–0.40%

Biomet Inc.	6.50%	08/01/20	469	503,589
Community Health Systems Inc. (h)	6.88%	02/01/22	971	1,034,115
DJO Finance LLC	9.75%	10/15/17	5,087	5,163,305
DJO Finance LLC	8.75%	03/15/18	1,386	1,470,892
Kinetic Concepts, Inc.	10.50%	11/01/18	1,764	1,962,450
				10,134,351

Lodging & Casinos–0.02%

Harrah’s Operating Company, Inc.	9.00%	02/15/20	791	626,868

Nonferrous Metals & Minerals–0.13%

TiZir Ltd. (United Kingdom) (h)	9.00%	09/28/17	3,600	3,168,000

Oil & Gas–0.45%

Drill Rigs Holdings Inc. (h)	6.50%	10/01/17	7,256	6,766,220
Pacific Drilling S.A. (Luxembourg) (h)	5.38%	06/01/20	2,798	2,357,315
Seventy Seven Operating LLC (h)	6.50%	07/15/22	236	181,720
Tervita Corp. (Canada) (h)	8.00%	11/15/18	1,949	1,822,900
Western Refining, Inc.	6.25%	04/01/21	190	186,200
				11,314,355

Publishing–0.04%

Merrill Communications LLC (h)	10.00%	03/08/23	1,166	1,026,402

Radio & Television–0.05%

Sinclair Television Group, Inc.	6.38%	11/01/21	1,208	1,254,810

Retailers (except Food & Drug)–0.36%
Claire’s Stores Inc. (h)	9.00%	03/15/19	2,952	2,992,590
Claire’s Stores Inc. (h)	6.13%	03/15/20	2,079	1,943,865

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Retailers (except Food & Drug)–(continued)

Guitar Center Inc. (h)	6.50%	04/15/19	$4,669	$4,097,048
				9,033,503

Telecommunications–0.57%

Avaya Inc. (h)	7.00%	04/01/19	2,835	2,785,584
Goodman Networks Inc.	12.13%	07/01/18	7,708	8,237,925
Wind Telecomunicazioni S.p.A. (Italy) (h)	6.50%	04/30/20	256	266,240
Wind Telecomunicazioni S.p.A. (Italy) (h)	7.38%	04/23/21	1,422	1,375,785
Windstream Corp.	7.50%	06/01/22	1,484	1,532,230
Windstream Corp.	6.38%	08/01/23	17	16,447
				14,214,211

Utilities–0.14%

Calpine Corp. (h)	6.00%	01/15/22	807	865,508
Calpine Corp. (h)	7.88%	01/15/23	—	284
Calpine Corp. (h)	7.50%	02/15/21	1	746
NRG Energy Inc. (h)	6.25%	07/15/22	1,579	1,630,317
NRG Energy Inc.	6.63%	03/15/23	880	926,200
				3,423,055
Total Bonds and Notes				85,681,329

			Shares

Common Stocks & Other Equity Interests–0.36%

Aerospace & Defense–0.00%

IAP Worldwide Services (h)(j)			134	107,128

Automotive–0.01%

Dayco Products, LLC (h)(j)			856	34,240
Dayco Products, LLC (h)(k)			3,261	130,440
				164,680

Building & Development–0.13%

Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/10-07/15/10; Cost $664,569) (h)(j)			518	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/10; Cost $3,408,940) (h)(j)			4	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0) (h)(j)			17	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0) (h)(j)			24	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0) (h)(j)			27	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0) (h)(j)			30	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0) (h)(j)			34	0
Stile Acquisition Corp. (Canada) (h)(j)			53,093	3,111,781
United Subcontractors, Inc. (h)(j)			4,840	125,852
				3,237,633

Business Equipment & Services–0.01%

Koosharem LLC (h)(j)			28,380	361,845

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Cable & Satellite Television–0.10%

ION Media Networks, Inc. (Acquired 01/17/06-12/17/09; Cost $3,038,036) (h)(k)	4,471	$2,365,159

Chemicals & Plastics–0.00%

LyondellBasell Industries N.V. Class A (k)	218	17,191

Drugs–0.00%

BPA Laboratories, Inc. Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (h)(j)	3,490	0
BPA Laboratories, Inc. Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (h)(j)	5,595	0
		0

Financial Intermediaries–0.00%

Bankruptcy Management Solutions, Inc. (h)(j)	335	11,055
Bankruptcy Management Solutions, Inc. Class A, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (h)(j)	19	0
Bankruptcy Management Solutions, Inc. Class B, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (h)(j)	21	0
Bankruptcy Management Solutions, Inc. Class C, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (h)(j)	31	0
		11,055

Food Products–0.00%

QCE LLC (h)(l)	17	35

Forest Products–0.00%

Xerium Technologies, Inc. (j)	1,766	25,113

Leisure Goods, Activities & Movies–0.00%

AMF Bowling Centers, Inc. (h)(j)	1,665	54,112

Lodging & Casinos–0.02%

Twin River Worldwide Holdings, Inc., (h)(k)	18,663	544,344

Publishing–0.06%

F&W Publications, Inc. (h)(j)	288	21,600
Merrill Communications LLC, Class A (h)(j)	133,776	769,212
Tribune Media Co. Class A (m)	9,050	615,038
Tribune Publishing Co. (m)	2,262	47,706
		1,453,556

Surface Transport–0.00%

U.S. Shipping Corp. (h)(j)	6,189	4,642
U.S. Shipping Corp. (h)(j)	87,805	65,853
		70,495

Telecommunications–0.03%

FairPoint Communications, Inc. (j)	44,928	676,166

Utilities–0.00%

Bicent Power, LLC Series A, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (h)(j)	101	0
Bicent Power, LLC Series B, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (h)(j)	164	0
		0
Total Common Stocks & Other Equity Interests		9,088,512

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Preferred Stock–0.01%

Building & Development–0.01%

United Subcontractors, Inc. (Acquired 08/02/13; Cost $0) (h)(j)	4,840	$145,214

Money Market Funds–0.31%

Liquid Assets Portfolio –Institutional Class(n)	3,828,161	3,828,161
Premier Portfolio –Institutional Class(n)	3,828,161	3,828,161
Total Money Market Funds		7,656,322
TOTAL INVESTMENTS–102.72% (Cost $2,590,472,609)		2,570,278,070
OTHER ASSETS LESS LIABILITIES–(2.72)%		(68,019,902)
NET ASSETS–100.00%		$2,502,258,168

Investment Abbreviations:
CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
LOC	—Letter of Credit
PIK	—Payment in Kind
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2014 represented less than 1% of the Fund’s Net Assets.
(d)	This floating rate interest will settle after November 30, 2014 , at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 3.
(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture LLC, Exit Revolver Loan	0.00%	5.00%
QCE LLC, Term Loan	0.00	15.00
Texas Competitive Electric Holdings, Term Loan	4.65	4.65
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $162,080,370, which represented 6.48% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(j)	Non-income producing securities acquired through the restructuring of senior loans.
(k)	Acquired through the restructuring of senior loans.
(l)	Non-income producing securities acquired as part of a bankruptcy restructuring.
(m)	Acquired as part of a bankruptcy restructuring.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Floating Rate Fund

A.	Security Valuations (continued) – Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Floating Rate Fund

E.	Industry Concentration – To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
F.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
G.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

H.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Floating Rate Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$12,149,317	$1,478,271	$3,262,460	$16,890,048
Variable Rate Senior Loan Interests	—	2,245,080,156	113,804,855	2,358,885,011
Bonds and Notes	—	84,654,927	1,026,402	85,681,329
Structured Products	—	108,821,682	—	108,821,682
Total Investments	$12,149,317	$2,440,035,036	$118,093,717	$2,570,278,070

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2014:

	Beginning Balance, as of August 31, 2014	Purchases	Sales	Accrued discounts/ premiums	Net realized gain	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of November 30, 2014
Variable Rate Senior Loan Interests	$137,602,418	$13,750,224	$(4,458,717)	$56,691	$175,680	$(451,887)	$29,893,793	$(62,763,347)	$113,804,855
Bonds & Notes	—	—	—	—	—	—	1,026,402	—	1,026,402
Equity Securities	2,970,561	—	—	—	—	119,604	172,295	—	3,262,460
Total	$140,572,979	$13,750,224	$(4,458,717)	$56,691	$175,680	$(332,283)	$31,092,490	$(62,763,347)	$118,093,717

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Unfunded Loan Commitments

As of November 30, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Delta Air Lines, Inc.	Revolver Loan	$8,236,625	$8,071,893
Delta Air Lines, Inc.	Revolver Loan	1,144,857	1,113,373
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	10,794	3,805
Realogy Corp.	Revolver Loan	5,983,634	5,774,207
Trans Union, LLC	Revolver Loan	1,640,147	1,615,938
H.J. Heinz Co.	Revolver Loan	10,580,654	10,487,069
Hearthside Group Holdings, LLC	Revolver Loan	2,701,077	2,686,802
York Risk Services Holding Corp.	Delayed Draw Term Loan	399,661	399,037
Equinox Holdings, Inc.	Revolver Loan	1,399,699	1,298,221
Getty Images, Inc.	Revolver Loan	6,977,012	6,070,000
David’s Bridal, Inc.	Asset-Backed Revolver Loan	1,475,803	1,372,497
		$40,549,963	$38,892,842

Invesco Floating Rate Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $390,991,725 and $473,527,240, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,403,121
Aggregate unrealized (depreciation) of investment securities	(43,549,099)
Net unrealized appreciation (depreciation) of investment securities	$(24,145,978)
Cost of investments for tax purposes is $2,594,424,048.

NOTE 5 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended November 30, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$6,977,012	$6,070,000
Citibank, N.A.	5,983,634	5,774,207
Goldman Sachs Lending Partners LLC	12,153,335	11,949,661
Goldman Sachs Lending Partners LLC	12,153,335	11,949,661
Total	$25,113,981	$23,793,868

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund
Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	GREI-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–60.35%

Australia–5.26%

Dexus Property Group	1,787,398	$10,791,205
Federation Centres	4,212,909	9,927,463
Goodman Group	1,885,793	8,743,130
Novion Property Group Pty Ltd.	2,499,503	4,521,957
Scentre Group (a)	4,535,653	13,388,926
Stockland	4,115,883	14,397,606
		61,770,287

Belgium–0.15%

Aedifica S.A.	26,644	1,801,563

Canada–3.72%

Allied Properties REIT	375,300	12,371,085
Artis REIT	544,100	7,516,639
Boardwalk REIT	74,600	4,308,236
Canadian REIT	179,800	7,612,063
Chartwell Retirement Residences	454,825	4,780,097
H&R REIT	363,900	7,190,819
		43,778,939

China–1.00%

China Overseas Land & Investment Ltd.	986,000	2,962,335
China Resources Land Ltd.	1,394,000	3,523,062
Shimao Property Holdings Ltd.	1,253,500	2,987,051
SOHO China Ltd.	3,071,000	2,318,165
		11,790,613

Finland–0.18%

Sponda Oyj	484,261	2,143,583

France–2.37%

Gecina S.A.	24,591	3,325,189
ICADE	25,154	2,012,016
Mercialys S.A.	269,249	6,046,203
Unibail-Rodamco S.E.	62,409	16,475,598
		27,859,006

Germany–0.59%

Deutsche Euroshop AG	85,762	3,795,401
Deutsche Wohnen AG	128,550	3,085,693
		6,881,094

Hong Kong–3.57%

Henderson Land Development Co. Ltd.	376,200	2,516,909
Hongkong Land Holdings Ltd.	330,000	2,283,600
Link REIT (The)	2,758,000	17,524,443
New World Development Co. Ltd.	4,253,000	5,052,623
Sino Land Co. Ltd.	2,583,000	4,211,450
Sun Hung Kai Properties Ltd.	392,000	5,719,819
Wharf Holdings Ltd. (The)	651,000	4,672,527
		41,981,371

	Shares	Value

Japan–7.43%

Activia Properties, Inc.	989	$8,172,245
Hulic Reit, Inc.	3,856	5,914,569
Japan Hotel REIT Investment Corp.	4,396	2,858,585
Japan Logistics Fund Inc.	1,677	3,765,905
Japan Prime Realty Investment Corp.	2,815	10,207,694
Japan Real Estate Investment Corp.	1,311	6,466,033
Kenedix Office Investment Corp.	1,930	10,648,164
Mitsui Fudosan Co., Ltd.	477,000	13,783,259
Mori Hills REIT Investment Corp.	3,120	4,365,162
Nippon Prologis REIT Inc.	3,459	7,537,427
Sumitomo Realty & Development Co. Ltd.	279,000	9,631,751
United Urban Investment Corp.	2,482	3,986,838
		87,337,632

Netherlands–0.49%

Eurocommercial Properties N.V.	75,431	3,409,300
Wereldhave N.V.	30,392	2,383,378
		5,792,678

Singapore–2.69%

Ascendas REIT	4,568,000	8,202,355
CapitaCommercial Trust	5,833,000	7,536,118
CDL Hospitality Trusts	2,000,000	2,660,635
Frasers Centrepoint Trust	3,812,000	5,538,828
Global Logistic Properties Ltd.	1,557,000	3,122,622
Mapletree Industrial Trust	3,894,000	4,493,536
		31,554,094

South Africa–0.73%

Growthpoint Properties Ltd.	1,645,163	4,113,242
Hyprop Investments Ltd.	510,636	4,490,790
		8,604,032

Sweden–0.69%

Castellum AB	254,985	4,121,763
Fabege AB	156,333	2,060,551
Wihlborgs Fastigheter AB	108,064	1,935,502
		8,117,816

United Kingdom–3.87%

Big Yellow Group PLC	642,162	5,978,219
British Land Co. PLC	314,472	3,765,862
Hammerson PLC	962,563	9,349,079
Land Securities Group PLC	1,422,495	26,354,274
		45,447,434

United States–27.61%

AvalonBay Communities, Inc.	158,426	25,473,317
BioMed Realty Trust, Inc.	330,800	7,095,660
Brixmor Property Group, Inc.	437,800	10,586,004
Cohen & Steers Quality Income Realty Fund, Inc.	357,173	4,253,931
CoreSite Realty Corp.	116,600	4,437,796

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Shares	Value

United States–(continued)

Corrections Corp. of America	108,577	$3,935,916
Cousins Properties, Inc.	451,000	5,520,240
EastGroup Properties, Inc.	98,700	6,634,614
Essex Property Trust, Inc.	81,900	16,577,379
Federal Realty Investment Trust	75,200	9,976,032
General Growth Properties, Inc.	571,500	15,293,340
Geo Group Inc. (The)	65,000	2,618,850
Government Properties Income Trust	216,750	4,924,560
Health Care REIT, Inc.	53,200	3,918,712
Healthcare Realty Trust, Inc.	393,500	10,392,335
Healthcare Trust of America, Inc. -Class A	993,600	12,678,336
Highwoods Properties, Inc.	136,200	5,878,392
Host Hotels & Resorts Inc.	155,400	3,611,496
Hudson Pacific Properties Inc.	301,600	8,480,992
LaSalle Hotel Properties	484,600	19,563,302
Mid-America Apartment Communities, Inc.	245,200	18,061,432
National Health Investors, Inc.	147,500	9,776,300
National Retail Properties Inc.	329,200	12,684,076
Piedmont Office Realty Trust Inc. -Class A	590,200	11,095,760
Prologis, Inc.	179,800	7,601,944
Public Storage	44,077	8,270,168
Realty Income Corp.	162,266	7,538,878
Retail Opportunity Investments Corp.	929,900	15,306,154
RLJ Lodging Trust	493,600	16,254,248
Simon Property Group, Inc.	112,300	20,303,840
UDR, Inc.	299,639	9,222,888
Washington Prime Group Inc.	384,200	6,619,766
		324,586,658
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $640,974,341)		709,446,800

Preferred Stocks–18.15%

Australia–0.45%

Goodman PLUS Trust, 6.46% Unsec. Sub. Gtd. Floating Rate Pfd.(b)	60,179	5,324,205

United States–17.70%

Alexandria Real Estate Equities Inc., Series D, $1.75 Conv. Pfd.	252,000	7,067,819
American Tower Corp., Series A, $5.25 Conv. Pfd.	63,640	7,408,332
CoreSite Realty Corp., Series A, 7.25% Pfd.	292,585	7,478,473
Crown Castle International Corp., Series A, $4.50 Conv. Pfd.	75,000	7,950,000
CubeSmart, Series A, 7.75% Pfd.	204,077	5,463,141
DDR Corp., Series K, 6.25% Pfd.	17,502	443,501
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	12,433
EPR Properties, Series E, $2.25 Conv. Pfd.	162,800	5,038,660
Essex Property Trust, Inc., Series H, 7.13% Pfd.	247,220	6,566,163
General Growth Properties, Inc., Series A, 6.38% Pfd.	46,818	1,191,986
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	209,100	13,660,503
Hersha Hospitality Trust, Series B, 8.00% Pfd.	340,500	8,767,875

	Shares	Value

United States–(continued)

Hudson Pacific Properties Inc., Series B, 8.38% Pfd.	607,407	$15,907,989
Kilroy Realty Corp., Series G, 6.88% Pfd.	284,410	7,363,375
Kilroy Realty Corp., Series H, 6.38% Pfd.	275,622	6,862,988
LaSalle Hotel Properties, Series H, 7.50% Pfd.	249,210	6,641,447
National Retail Properties Inc., Series D, 6.63% Pfd.	454,000	11,781,300
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	240,700	6,267,828
Pebblebrook Hotel Trust, Series B, 8.00% Pfd.	155,910	4,092,638
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.	274,670	6,894,217
Public Storage, Series P, 6.50% Pfd.	43,003	1,135,279
Public Storage, Series Q, 6.50% Pfd.	160,432	4,389,420
Public Storage, Series R, 6.35% Pfd.	178,834	4,765,926
Public Storage, Series Y, 6.38% Pfd.	526,300	13,994,317
Public Storage, Series Z, 6.00% Pfd.	102,000	2,616,300
Realty Income Corp., Series F, 6.63% Pfd.	41,942	1,121,529
Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	100,000	2,434,000
SL Green Realty Corp., Series I, 6.50% Pfd.	238,000	6,099,940
Summit Hotel Properties, Inc., Series A, 9.25% Pfd.	36,183	1,012,762
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.	161,156	4,214,229
Taubman Centers, Inc., Series J, 6.50% Pfd.	214,895	5,671,079
Taubman Centers, Inc., Series K, 6.25% Pfd.	141,968	3,617,345
Terreno Realty Corp., Series A, 7.75% Pfd.	111,651	2,944,237
Vornado Realty Trust, Series G, 6.63% Pfd.	35,865	919,937
Vornado Realty Trust, Series I, 6.63% Pfd.	281,574	7,233,636
Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.	153,700	9,022,190
		208,052,794
Total Preferred Stocks (Cost $206,427,805)		213,376,999

	Principal Amount

Mortgage Backed Securities–16.30%

United Kingdom–0.62%

Hercules (Eclipse) PLC., Series 2006-4, Class B, Floating Rate Pass Through Ctfs., 0.91%, 10/25/18(b)(c)	GBP	3,842,446	5,737,193
Triton European Loan Conduit PLC, Series 26X, Class F, Floating Rate Pass Through Ctfs., 1.06%, 10/25/19(b)(c)	GBP	94,274	141,700
Series 26X, Class G, Floating Rate Pass Through Ctfs.,, 1.24%, 10/25/19(b)(c)	GBP	975,926	1,448,913
			7,327,806

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

United States–15.68%

ACRE Commercial Mortgage Trust, Series 2013-FL1, Class D, Floating Rate Pass Through Ctfs., 4.55%, 06/15/30(b)(d)	$15,040,000	$15,175,834
Series 2013-FL1, Class C, Floating Rate Pass Through Ctfs., 3.15%, 06/15/30(b)(d)	4,900,000	4,909,827
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2004-2, Class L, Pass Through Ctfs., 4.90%, 11/10/38(d)	600,000	607,033
Banc of America Merrill Lynch Large Loan Inc., Series 2014-FRR7, Class B, Floating Rate Pass Through Ctfs., 2.41%, 10/26/44(b)	4,900,000	4,614,705
Series 2014-ICTS, Class D, Floating Rate Pass Through Ctfs., 2.06%, 06/15/28(b)(d)	800,000	800,309
Series 2014-ICTS, Class E, Floating Rate Pass Through Ctfs., 3.10%, 06/15/28(b)(d)	7,350,000	7,326,278
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR6, Class B, Pass Through Ctfs., 4.95%, 11/11/41(d)	50,000	51,747
Series 2005-PWR8, Class C, Pass Through Ctfs., 4.86%, 06/11/41	4,900,000	4,880,295
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class E, Floating Rate Pass Through Ctfs., 2.60%, 06/15/33(b)(d)	4,900,000	4,916,290
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class D, Variable Rate Pass Through Ctfs., 5.38%, 08/15/38(b)	8,950,000	9,050,647
Series 2005-C5, Class C, Pass Through Ctfs., 5.10%, 08/15/38	4,975,000	5,084,450
Del Coronado Trust, Series 2013-HDMZ, Class M, Floating Rate Pass Through Ctfs., 5.15%, 03/15/18(b)(d)	12,420,000	12,441,114
FREMF Mortgage Trust, Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 4.41%, 10/25/44(b)(d)	1,278,000	1,341,515
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, Variable Rate Pass Through Ctfs., 3.55%, 12/10/27(b)(d)	1,000,000	949,474
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class F, Variable Rate Pass Through Ctfs., 3.77%, 01/10/30(b)(d)	9,200,000	9,235,231
Series 2013-NYC5, Class G, Variable Rate Pass Through Ctfs., 3.77%, 01/10/30(b)(d)	4,000,000	3,930,542
GS Mortgage Securities Trust, Series GSMS 2011-GC3, Class E, Pass Through Ctfs., 5.00%, 03/10/44(d)	7,475,000	7,080,286

	Principal Amount	Value

United States–(continued)

Series GSMS 2011-GC5, Class E, Variable Rate Pass Through Ctfs., 5.47%, 08/10/44(b)(d)	$11,025,000	$10,496,186
Hilton USA Trust, Series 2013-HLF, Class EFL, Floating Rate Pass Through Ctfs., 3.91%, 11/05/30(b)(d)	12,195,130	12,208,343
Series 2014-ORL, Class E, Floating Rate Pass Through Ctfs., 2.16%, 07/15/29(b)(d)	5,300,000	5,295,983
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class F, Variable Rate Pass Through Ctfs., 5.23%, 01/15/42(b)(d)	7,950,000	7,881,221
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46(d)	1,880,593	2,091,727
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class C, Pass Through Ctfs., 4.84%, 02/15/40	170,000	170,591
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class F, Variable Rate Pass Through Ctfs., 6.95%, 11/12/35(b)(d)	937,000	943,544
Series 2005-MCP1, Class E, Pass Through Ctfs., 5.13%, 06/12/43(d)	4,500,000	4,469,414
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 5.39%, 09/15/42(b)	6,475,000	6,651,492
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.83%, 10/15/42(b)	270,000	248,873
Series 2006-TOP23, Class C, Variable Rate Pass Through Ctfs., 5.99%, 08/12/41(b)(d)	8,875,000	9,249,316
Series 2007-HQ11, Class AJ, Pass Through Ctfs., 5.51%, 02/12/44	5,000,000	5,240,262
Series 2007-TOP27, Class AJ, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42(b)	7,400,000	7,978,517
Starwood Retail Property Trust, Series 2014-STAR, Class E, Pass Through Ctfs., 3.40%, 11/15/27(d)	7,300,000	7,366,806
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class H, Variable Rate Pass Through Ctfs., 5.66%, 10/15/41(b)(d)	550,000	550,740
Series 2005-C19, Class F, Variable Rate Pass Through Ctfs., 5.61%, 05/15/44(b)(d)	900,000	904,808
Series 2005-C19, Class G, Variable Rate Pass Through Ctfs., 5.62%, 05/15/44(b)(d)	5,000,000	5,019,478
Series 2005-C19, Class H, Variable Rate Pass Through Ctfs., 5.62%, 05/15/44(b)(d)	1,700,000	1,708,440

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

United States–(continued)

Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.42%, 10/15/44(b)	$3,450,000	$3,500,639

		184,371,957
Total Mortgage Backed Securities (Cost $188,049,065)		191,699,763

U.S. Dollar Denominated Bonds and Notes–1.54%

Brazil–0.68%

BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00% (d)(e)	7,700,000	8,017,625

China–0.41%

Country Garden Holdings Co. Ltd., Sr. Unsec. Gtd. Notes, 11.13%, 02/23/18(d)	4,500,000	4,810,950

United States–0.45%

Host Hotels & Resorts L.P., Sr. Unsec. Global Notes, 5.88%, 06/15/19	2,055,000	2,166,741
Retail Opportunity Investments Partnership L.P., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/23	1,975,000	2,153,533
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	900,000	923,062
		5,243,336
Total U.S. Dollar Denominated Bonds and Notes (Cost $17,713,879)		18,071,911

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–0.24%(c)

Australia–0.24%

General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/19 (Cost $3,226,947)	AUD	2,980,000	$2,810,077

		Shares

Money Market Funds–3.05%

Liquid Assets Portfolio –Institutional Class (f)		17,926,764	17,926,764
Premier Portfolio –Institutional Class (f)		17,926,763	17,926,763
Total Money Market Funds (Cost $35,853,527)			35,853,527
TOTAL INVESTMENTS–99.63% (Cost $1,092,245,564)			1,171,259,077
OTHER ASSETS LESS LIABILITIES–0.37%			4,321,397
NET ASSETS–100.00%			$1,175,580,474

Investment Abbreviations:

AUD	— Australian Dollar

Conv.	— Convertible

Ctfs.	— Certificates

GBP	— British Pound

Gtd.	— Guaranteed

Pfd.	— Preferred

REIT	— Real Estate Investment Trust

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $149,780,061, which represented 12.74% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Real Estate Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco Global Real Estate Income Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Real Estate Income Fund

During the three months ended November 30, 2014, there were transfers from Level 1 to Level 2 of $82,092,609 and from Level 2 to Level 1 of $18,374,881, due to foreign fair value adjustments.

	Level 1	Level 2		Level 3	Total
Australia	$37,383,724	$32,520,845	$	—	$69,904,569
Belgium	1,801,563	—		—	1,801,563
Brazil	—	8,017,625		—	8,017,625
Canada	43,778,939	—		—	43,778,939
China	6,485,397	10,116,166		—	16,601,563
Finland	2,143,583	—		—	2,143,583
France	11,383,408	16,475,598		—	27,859,006
Germany	3,085,693	3,795,401		—	6,881,094
Hong Kong	2,283,600	39,697,771		—	41,981,371
Japan	80,871,599	6,466,033		—	87,337,632
Netherlands	5,792,678	—		—	5,792,678
Singapore	20,229,117	11,324,977		—	31,554,094
South Africa	8,604,032	—		—	8,604,032
Sweden	—	8,117,816		—	8,117,816
United Kingdom	5,978,219	46,797,021		—	52,775,240
United States	561,412,727	196,695,545		—	758,108,272
Total Investments	$791,234,279	$380,024,798	$	—	$1,171,259,077

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $106,378,580 and $93,469,944, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$68,847,414
Aggregate unrealized (depreciation) of investment securities	(17,298,123)
Net unrealized appreciation of investment securities	$51,549,291
Cost of investments for tax purposes is $1,119,709,786.

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	VK-GRI-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.56%

Aerospace & Defense–1.04%

General Dynamics Corp.	681,639	$99,083,045

Agricultural Products–1.14%

Archer-Daniels-Midland Co.	2,067,564	108,919,272

Apparel Retail–0.46%

Abercrombie & Fitch Co. -Class A	1,528,669	44,102,101

Application Software–1.86%

Adobe Systems Inc. (b)	1,386,613	102,165,646
Citrix Systems, Inc. (b)	1,127,886	74,790,120
		176,955,766

Asset Management & Custody Banks–2.48%

Northern Trust Corp.	1,465,800	99,278,634
State Street Corp.	1,780,285	136,601,268
		235,879,902

Automobile Manufacturers–1.07%

General Motors Co.	3,052,391	102,041,431

Biotechnology–1.42%

Amgen Inc.	816,521	134,979,087

Cable & Satellite–2.70%

Comcast Corp. -Class A	2,679,832	152,857,617
Time Warner Cable Inc.	701,873	104,775,602
		257,633,219

Communications Equipment–1.24%

Cisco Systems, Inc.	4,272,941	118,104,089

Construction Machinery & Heavy Trucks–1.23%

Caterpillar Inc.	1,165,685	117,267,911

Consumer Finance–0.49%

Synchrony Financial (b)	1,616,666	46,899,481

Diversified Banks–12.09%

Bank of America Corp.	11,490,828	195,803,709
Citigroup Inc.	7,590,435	409,655,777
Comerica Inc.	2,058,004	95,923,566
JPMorgan Chase & Co.	6,808,919	409,624,567
Wells Fargo & Co.	739,391	40,282,022
		1,151,289,641

Diversified Chemicals–0.58%

Dow Chemical Co. (The)	1,132,326	55,110,306

Diversified Metals & Mining–0.66%

Freeport-McMoRan Inc.	2,358,804	63,333,887

	Shares	Value

Electric Utilities–0.59%

FirstEnergy Corp.	1,528,140	$56,357,803

Electronic Components–1.12%

Corning Inc.	5,062,838	106,420,855

General Merchandise Stores–1.57%

Target Corp.	2,022,322	149,651,828

Health Care Equipment–0.90%

Medtronic, Inc.	1,156,991	85,466,925

Health Care Services–0.28%

Express Scripts Holding Co. (b)	315,992	26,274,735

Hotels, Resorts & Cruise Lines–1.64%

Carnival Corp.	3,535,174	156,113,284

Household Products–1.22%

Procter & Gamble Co. (The)	1,284,181	116,128,488

Industrial Conglomerates–2.92%

General Electric Co.	10,493,314	277,967,888

Industrial Machinery–1.18%

Ingersoll-Rand PLC	1,776,677	112,037,252

Insurance Brokers–3.21%

Aon PLC	1,054,946	97,571,955
Marsh & McLennan Cos., Inc.	2,353,451	133,181,792
Willis Group Holdings PLC	1,767,149	75,474,934
		306,228,681

Integrated Oil & Gas–5.46%

Exxon Mobil Corp.	1,011,307	91,563,736
Occidental Petroleum Corp.	1,116,613	89,072,219
Royal Dutch Shell PLC -Class A (United Kingdom)	6,394,450	212,633,093
Total S.A. (France)	2,282,661	126,785,193
		520,054,241

Integrated Telecommunication Services–1.77%

Koninklijke KPN N.V. (Netherlands)	6,349,906	21,039,953
Orange S.A. (France)	1,419,471	24,967,577
Telecom Italia S.p.A. (Italy)(b)	13,261,221	14,939,036
Telefonica S.A. (Spain)	982,762	15,738,926
Telefonica S.A. -Rts. (Spain)(b)	972,082	444,797
Verizon Communications Inc.	1,803,285	91,228,188
		168,358,477

Internet Software & Services–1.51%

eBay Inc. (b)	2,613,078	143,405,721

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

	Shares	Value

Investment Banking & Brokerage–4.67%

Charles Schwab Corp. (The)	4,122,874	$116,759,792
Goldman Sachs Group, Inc. (The)	530,087	99,873,691
Morgan Stanley	6,484,206	228,114,367
		444,747,850

IT Consulting & Other Services–1.24%

Amdocs Ltd.	2,424,996	118,206,430

Managed Health Care–2.24%

UnitedHealth Group Inc.	1,160,070	114,417,704
WellPoint, Inc.	771,454	98,676,681
		213,094,385

Movies & Entertainment–2.29%

Time Warner Inc.	820,880	69,873,305
Viacom Inc. -Class B	1,961,036	148,313,153
		218,186,458

Multi-Utilities–0.74%

PG&E Corp.	1,390,801	70,235,451

Oil & Gas Drilling–0.53%

Ensco PLC -Class A	1,494,555	50,515,959

Oil & Gas Equipment & Services–1.16%

Baker Hughes Inc.	1,943,224	110,763,768

Oil & Gas Exploration & Production–2.60%

Anadarko Petroleum Corp.	964,299	76,324,266
Apache Corp.	986,592	63,230,681
Canadian Natural Resources Ltd. (Canada)	3,228,920	107,734,185
		247,289,132

Other Diversified Financial Services–1.21%

Voya Financial, Inc.	2,751,258	115,222,685

Packaged Foods & Meats–2.01%

Mondelez International Inc. -Class A	3,032,797	118,885,643
Unilever N.V. -New York Shares (United Kingdom)	1,792,002	72,826,961
		191,712,604

Personal Products–0.50%

Avon Products, Inc.	4,895,523	47,878,215

Pharmaceuticals–7.93%

Eli Lilly and Co.	1,852,311	126,179,425
Hospira, Inc. (b)	738,391	44,037,639
Merck & Co., Inc.	2,446,394	147,762,198
Novartis AG (Switzerland)	1,443,189	139,644,181
Novartis AG -ADR (Switzerland)	117,137	11,321,291
Pfizer Inc.	2,272,795	70,797,564
Sanofi (France)	921,169	89,026,999

	Shares	Value

Pharmaceuticals–(continued)

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	2,214,733	$126,195,486
		754,964,783

Publishing–0.83%

Thomson Reuters Corp.	1,996,491	78,990,310

Railroads–0.76%
CSX Corp.	1,984,651	72,419,915

Regional Banks–3.89%

BB&T Corp.	2,056,598	77,307,519
Citizens Financial Group Inc.	2,473,696	60,927,132
Fifth Third Bancorp	3,699,790	74,439,775
PNC Financial Services Group, Inc. (The)	1,802,479	157,662,838
		370,337,264

Security & Alarm Services–0.99%
Tyco International PLC	2,191,599	94,019,597

Semiconductor Equipment–1.63%

Applied Materials, Inc.	6,460,290	155,369,974
Semiconductors–2.18%
Broadcom Corp. -Class A	2,127,684	91,767,011
Intel Corp.	3,108,861	115,805,072
		207,572,083

Specialized Finance–0.75%

CME Group Inc. -Class A	847,105	71,698,967

Systems Software–2.75%

Microsoft Corp.	2,610,914	124,827,799
Symantec Corp.	5,275,670	137,642,230
		262,470,029

Technology Hardware, Storage & Peripherals–0.85%
NetApp, Inc.	1,911,440	81,331,772

Wireless Telecommunication Services–0.98%

Vodafone Group PLC -ADR (United Kingdom)	2,544,744	93,010,393
Total Common Stocks & Other Equity Interests (Cost $6,447,577,048)		9,006,103,340

	Number of Contracts	Exercise Price	Expiration Date

Put Options Purchased–0.00%

Personal Products–0.00%

Avon Products, Inc. (Cost $494,161)(b)	20,798	$9.00	Jan-15	467,955

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

	Shares	Value

Money Market Funds–5.31%

Liquid Assets Portfolio –Institutional Class (c)	252,879,406	$252,879,406
Premier Portfolio –Institutional Class (c)	252,879,406	252,879,406
Total Money Market Funds (Cost $505,758,812)		505,758,812
TOTAL INVESTMENTS–99.87% (Cost $6,953,830,021)		9,512,330,107
OTHER ASSETS LESS LIABILITIES–0.13%		12,155,545
NET ASSETS–100.00%		$9,524,485,652

Investment Abbreviations:

ADR	—American Depositary Receipt

Rts.	—Rights

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Growth and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Growth and Income Fund

During the three months ended November 30, 2014, there were transfers from Level 1 to Level 2 of $322,700,044 and from Level 2 to Level 1 of $154,583,216, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,037,409,337	$474,452,815	$—	$9,511,862,152
Options Purchased	467,955	—	—	467,955
	9,037,877,292	474,452,815	—	9,512,330,107
Forward Foreign Currency Contracts*	—	22,767,328	—	22,767,329
Total Investments	$9,037,877,292	$497,220,144	—	$9,535,097,436

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
12/4/2014	Bank of New York Mellon (The)	CAD	76,507,982	USD	68,649,656	$66,885,967	$1,763,689
12/4/2014	State Street Bank & Trust Co.	CAD	76,559,478	USD	68,695,863	66,930,987	1,764,876
12/4/2014	Bank of New York Mellon (The)	CHF	69,852,546	USD	73,876,995	72,295,138	1,581,857
12/4/2014	State Street Bank & Trust Co.	CHF	30,059,974	USD	31,790,993	31,111,106	679,887
12/4/2014	Bank of New York Mellon (The)	EUR	103,369,304	USD	131,737,459	128,532,514	3,204,945
12/4/2014	State Street Bank & Trust Co.	EUR	103,345,968	USD	131,677,955	128,503,498	3,174,457
12/4/2014	Bank of New York Mellon (The)	GBP	70,366,443	USD	113,453,575	109,908,120	3,545,455
12/4/2014	State Street Bank & Trust Co.	GBP	70,522,989	USD	113,699,279	110,152,635	3,546,644
12/4/2014	Bank of New York Mellon (The)	ILS	166,208,567	USD	44,444,953	42,682,150	1,762,803
12/4/2014	State Street Bank & Trust Co.	ILS	166,832,672	USD	44,585,135	42,842,419	1,742,716
Total open forward foreign currency contracts - Currency Risk							$22,767,329

Currency Abbreviations:

CAD — Canadian Dollar	ILS — Israeli Shekel
EUR — Euro	USD — U.S. Dollar
GBP — British Pound Sterling

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $572,119,370 and $937,881,840, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,710,079,527
Aggregate unrealized (depreciation) of investment securities	(157,795,956)
Net unrealized appreciation of investment securities	$2,552,283,571
Cost of investments for tax purposes is $6,960,046,536.

Invesco Growth and Income Fund

Invesco Low Volatility Equity Yield Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	LVEY-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.24%

Agricultural Products–1.77%

Archer-Daniels-Midland Co.	118,900	$6,263,652

Apparel Retail–0.62%

Abercrombie & Fitch Co. -Class A (b)	45,300	1,306,905
Guess?, Inc.	39,300	890,931
		2,197,836

Biotechnology–0.62%

PDL BioPharma Inc. (b)	264,000	2,180,640

Coal & Consumable Fuels–0.95%

Peabody Energy Corp. (b)	333,100	3,367,641

Commercial Printing–0.54%

R. R. Donnelley & Sons Co.	113,800	1,916,392

Communications Equipment–2.07%

Brocade Communications Systems, Inc.	22,200	251,082
Cisco Systems, Inc.	255,500	7,062,020
		7,313,102

Computer & Electronics Retail–0.46%

GameStop Corp. -Class A (b)	42,600	1,610,706

Data Processing & Outsourced Services–2.56%

Computer Sciences Corp.	36,100	2,288,018
Western Union Co. (The)	124,000	2,303,920
Xerox Corp.	318,600	4,447,656
		9,039,594

Diversified Metals & Mining–0.47%

Compass Minerals International, Inc.	19,200	1,671,360

Electric Utilities–11.08%

American Electric Power Co., Inc.	96,200	5,536,310
Edison International	87,800	5,580,568
Entergy Corp.	79,000	6,628,100
Exelon Corp.	161,400	5,837,838
FirstEnergy Corp.	163,300	6,022,504
PPL Corp.	161,100	5,723,883
Southern Co. (The)	73,400	3,481,362
Xcel Energy, Inc.	10,800	366,552
		39,177,117

Electronic Components–0.10%

Knowles Corp. (c)	17,000	355,130

Environmental & Facilities Services–0.24%

Covanta Holding Corp.	33,700	844,859

	Shares	Value

Fertilizers & Agricultural Chemicals–0.10%

Scotts Miracle-Gro Co. (The) -Class A	6,000	$366,180

Gas Utilities–1.16%

AGL Resources Inc.	48,000	2,510,880
New Jersey Resources Corp.	21,300	1,233,270
UGI Corp.	9,200	346,932
		4,091,082

Gold–0.23%

Agnico Eagle Mines Ltd. (Canada)	34,100	801,009

Health Care Facilities–0.10%

HealthSouth Corp.	8,800	361,944

Health Care REIT’s–7.36%

HCP, Inc.	126,900	5,685,120
Health Care REIT, Inc.	71,800	5,288,788
Healthcare Trust of America, Inc. -Class A	94,500	1,205,820
National Health Investors, Inc.	14,600	967,688
Omega Healthcare Investors, Inc.	100,900	3,856,398
Senior Housing Properties Trust	148,500	3,345,705
Ventas, Inc.	79,000	5,652,450
		26,001,969

Hotel and Resort REIT’s–1.35%

Hospitality Properties Trust	71,200	2,178,720
RLJ Lodging Trust	18,400	605,912
Ryman Hospitality Properties, Inc.	38,000	1,979,040
		4,763,672

Integrated Oil & Gas–2.01%

Cenovus Energy Inc. (Canada)	107,400	2,373,540
Suncor Energy, Inc. (Canada)	150,300	4,747,977
		7,121,517

Integrated Telecommunication Services–5.95%

AT&T Inc.	180,000	6,368,400
BCE Inc. (Canada)	45,200	2,120,784
CenturyLink Inc.	162,400	6,621,048
Windstream Holdings Inc.	585,800	5,922,438
		21,032,670

IT Consulting & Other Services–1.95%

Booz Allen Hamilton Holding Corp.	12,800	348,288
International Business Machines Corp.	31,050	5,035,379
Leidos Holdings, Inc.	37,400	1,511,334
		6,895,001

Managed Health Care–0.22%

Health Net Inc. (c)	15,000	770,700

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

	Shares	Value

Mortgage REIT’s–5.74%

American Capital Agency Corp.	223,500	$5,157,262
Annaly Capital Management Inc.	506,700	5,837,184
CYS Investments, Inc.	208,600	1,925,378
Hatteras Financial Corp.	69,500	1,331,620
MFA Financial, Inc.	364,800	3,057,024
Two Harbors Investment Corp.	283,100	2,975,381
		20,283,849

Multi-Utilities–7.34%

Ameren Corp.	129,300	5,574,123
Consolidated Edison, Inc.	82,200	5,190,930
PG&E Corp.	110,000	5,555,000
Public Service Enterprise Group Inc.	153,300	6,404,874
TECO Energy, Inc.	152,300	3,020,109
Vectren Corp.	4,600	203,366
		25,948,402

Office REIT’s–2.92%

Alexandria Real Estate Equities, Inc.	14,600	1,254,432
Digital Realty Trust, Inc.	90,400	6,352,408
Highwoods Properties, Inc.	26,600	1,148,056
Piedmont Office Realty Trust Inc. -Class A (b)	84,300	1,584,840
		10,339,736

Office Services & Supplies–1.68%

Pitney Bowes Inc.	224,400	5,524,728
West Corp.	13,000	406,120
		5,930,848

Oil & Gas Equipment & Services–0.09%

Superior Energy Services, Inc.	15,800	305,098

Oil & Gas Exploration & Production–2.55%

Baytex Energy Corp. (Canada)(b)	47,300	1,051,952
Encana Corp. (Canada)	278,800	4,399,464
Enerplus Corp. (Canada)(b)	69,700	909,585
Kosmos Energy Ltd. (c)	51,100	426,174
Pengrowth Energy Corp. (Canada)(b)	117,300	394,128
Talisman Energy Inc. (Canada)	389,300	1,833,603
		9,014,906

Oil & Gas Refining & Marketing–2.96%

Marathon Petroleum Corp.	60,600	5,459,454
Valero Energy Corp.	102,800	4,997,108
		10,456,562

Packaged Foods & Meats–1.98%

ConAgra Foods, Inc.	88,500	3,232,020
Pilgrim’s Pride Corp. (b)(c)	106,100	3,427,030
Pinnacle Foods Inc.	10,100	343,703
		7,002,753

Pharmaceuticals–4.89%

Eli Lilly and Co.	83,700	5,701,644

	Shares	Value

Pharmaceuticals–(continued)

Merck & Co., Inc.	87,300	$5,272,920
Pfizer Inc.	202,500	6,307,875
		17,282,439

Property & Casualty Insurance–0.34%

AmTrust Financial Services, Inc. (b)	10,600	543,992
Aspen Insurance Holdings Ltd.	14,900	659,027
		1,203,019

Publishing–0.14%
Time Inc.	20,300	485,982

Reinsurance–1.34%

PartnerRe Ltd.	35,500	4,136,105
Validus Holdings, Ltd.	14,800	614,200
		4,750,305

Residential REIT’s–0.10%

Equity Lifestyle Properties, Inc.	7,200	357,192

Retail REIT’s–0.86%

Regency Centers Corp.	21,700	1,334,116
Retail Properties of America, Inc. -Class A	105,200	1,690,564
		3,024,680

Semiconductors–3.07%

Intel Corp.	150,000	5,587,500
Marvell Technology Group Ltd.	367,200	5,258,304
		10,845,804

Soft Drinks–1.58%

Dr Pepper Snapple Group, Inc.	75,300	5,572,200

Specialized REIT’s–2.42%

American Tower Corp.	33,700	3,538,837
Corrections Corp. of America	20,100	728,625
Geo Group Inc. (The)	57,500	2,316,675
Iron Mountain Inc.	30,800	1,170,708
Potlatch Corp	19,200	797,760
		8,552,605

Specialty Stores–1.75%

Staples, Inc.	440,700	6,196,242

Steel–1.34%

United States Steel Corp. (b)	141,700	4,725,695

Systems Software–1.44%

CA, Inc.	163,900	5,105,485

Technology Hardware, Storage & Peripherals–6.21%

Apple Inc.	59,500	7,076,335
Hewlett-Packard Co.	183,200	7,155,792
Lexmark International, Inc. -Class A	86,500	3,707,390
NetApp, Inc.	94,200	4,008,210
		21,947,727

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

	Shares	Value

Thrifts & Mortgage Finance–1.05%

New York Community Bancorp, Inc. (b)	234,500	$3,726,205

Tobacco–3.42%

Altria Group, Inc.	138,200	6,945,932
Philip Morris International Inc.	59,100	5,137,563
		12,083,495

Trading Companies & Distributors–0.12%

NOW Inc. (b)(c)	15,500	415,090
Total Common Stocks & Other Equity Interests (Cost $308,422,339)		343,700,092

	Principal Amount

U.S. Treasury Bills–0.20%
0.04%, 03/12/15 (Cost $724,917) (d)(e)	$725,000	724,959

	Shares

Money Market Funds–2.40%

Liquid Assets Portfolio –Institutional Class (f)	4,253,834	4,253,834
Premier Portfolio –Institutional Class (f)	4,253,833	4,253,833
Total Money Market Funds (Cost $8,507,667)		8,507,667
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.84% (Cost $317,654,923)		352,932,718

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.04%

Liquid Assets Portfolio - Institutional Class (Cost $14,265,096) (f)(g)	14,265,096	14,265,096
TOTAL INVESTMENTS–103.88% (Cost $331,920,019)		367,197,814
OTHER ASSETS LESS LIABILITIES–(3.88)%		(13,731,544)
NET ASSETS–100.00%		$353,466,270

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2014.

(c)	Non-income producing security.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of November 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$13,467,429	$(13,467,429)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Low Volatility Equity Yield Fund

A. Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond Premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the

Invesco Low Volatility Equity Yield Fund

E.	Futures Contracts – (continued)

segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$366,472,855	$—	$—	$366,472,855
U.S. Treasury Securities	—	724,959	—	724,959
	366,472,855	724,959	—	367,197,814
Futures Contracts*	429,254	—	—	429,254
Total Investments	$366,902,109	$724,959	$—	$367,627,068

* Unrealized appreciation.

Invesco Low Volatility Equity Yield Fund

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End – Market Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E- Mini S&P 500 Index	Long	85	December-2014	$8,781,775	$429,254

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $73,000,717 and $77,456,697, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$43,512,055
Aggregate unrealized (depreciation) of investment securities	(8,552,638)
Net unrealized appreciation of investment securities	$34,959,417
Cost of investments for tax purposes is $332,238,397.

Invesco Low Volatility Equity Yield Fund

Invesco Pennsylvania Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	VK-PTFI-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–103.01%

Pennsylvania–97.75%

Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$1,000	$1,064,360
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/20	1,750	2,003,032
Series 2011 A, University RB	5.50%	03/01/31	550	622,699
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,073,150
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,601,008
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	1,250	1,429,512
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	990,839
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,243,729
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (CEP-GNMA) (b)	5.00%	05/01/35	655	663,508
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	12/01/33	500	554,750
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/17	700	703,535
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (c)	2.70%	04/02/18	230	233,496
Beaver (County of); Series 2009, Unlimited Tax GO Notes (c)(d)	5.55%	11/15/17	65	74,361
Series 2009, Unlimited Tax GO Notes (INS-AGM) (a)	5.55%	11/15/31	1,325	1,472,300
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (b)	6.13%	11/01/34	440	444,624
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	1,000	1,098,340
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB	5.00%	11/15/30	425	475,707
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/31	425	473,501
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	01/15/26	1,000	1,150,230
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	2,027,160
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	1,100	1,242,879
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2011, RB	6.25%	11/15/41	500	580,630
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	513,025
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	927,387
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	250	262,713
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	870	923,470
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	813,360
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	1,020,240
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	1,071,800
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,599,834
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	940	940,498
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-Radian) (a)	5.75%	07/01/23	220	220,376
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	110	112,123
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(b)	5.00%	11/01/38	1,500	1,545,360
Delaware River Port Authority (Port District); Series 2012, Ref. RB	5.00%	01/01/25	540	618,737
Series 2012, Ref. RB	5.00%	01/01/27	535	606,011
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,103,150

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/17	$3,535	$3,936,965
Series 2002, RB	5.75%	07/01/32	1,000	1,241,880
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM) (a)	5.00%	07/01/24	1,000	1,126,660
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing); Series 2013, RB	5.00%	07/01/35	500	528,740
Series 2014, RB	5.00%	07/01/39	250	263,653
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,001,560
Series 2008, College RB	5.50%	03/15/38	500	541,830
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,105,130
Geisinger Authority (Geisinger Health System Foundation); Series 2002, VRD Health System RB (e)	0.02%	11/15/32	700	700,000
Series 2011 A1, Health System RB	5.13%	06/01/41	500	548,600
Series 2013 A, VRD Health System RB (e)	0.02%	10/01/43	100	100,000
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	350	366,142
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/38	930	1,038,131
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	825	848,083
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB	7.50%	02/01/44	690	624,833
Series 2014 B, Conv. CAB RB (f)	7.50%	02/01/44	172	25,441
Series 2014 C, RB (g)	0.00%	02/01/44	516	5
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	821,933
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,366,087
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.13%	01/01/37	1,500	1,561,485
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	1,400	1,543,430
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health); Series 2014, Ref. RB	5.00%	10/01/27	390	426,434
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2009 A-1, RB	6.25%	11/15/29	1,000	1,152,330
Series 2012, Ref. RB	5.00%	11/15/28	900	971,424
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,738,080
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	537,320
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,100	1,104,400
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,139,600
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	1,094,010
Series 2010 C, Hospital RB (c)	4.50%	08/15/16	1,000	1,057,300
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/32	535	558,663
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (h)	5.00%	06/15/34	3,000	3,466,560
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	500	544,170
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (b)	5.00%	11/01/41	1,200	1,294,728
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (b)(i)	5.50%	11/01/44	635	643,649
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,104,620
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (c)	2.55%	12/03/18	1,500	1,526,550

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (b)	5.10%	10/01/27	$1,300	$1,350,804
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/42	535	559,771
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2008, RB	5.88%	07/01/38	750	794,850
Series 2010, RB	6.00%	07/01/43	500	546,320
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	1,180	1,263,981
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	1,300	1,357,005
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/34	500	536,900
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	570	630,545
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB (h)	5.00%	07/15/38	4,700	4,818,252
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, Sub. RB	5.50%	06/01/33	1,000	1,111,020
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (a)(f)	6.25%	06/01/33	2,000	2,344,700
Series 2009 E, Sub. Conv. CAB RB (f)	6.38%	12/01/38	1,435	1,541,133
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	540,500
Series 2010 A-2, Motor License Fund Special Conv. CAB RB (f)	5.50%	12/01/34	1,000	1,053,870
Series 2010 B 2, Conv. CAB RB (f)	5.00%	12/01/30	625	651,613
Series 2010 B 2, Conv. CAB RB (f)	5.13%	12/01/35	500	517,305
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB (h)	5.00%	07/01/42	1,500	1,693,020
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2002 B, VRD RB (e)	0.04%	07/01/25	200	200,000
Series 2011, VRD RB (e)	0.04%	07/01/41	1,300	1,300,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (c)(d)	5.00%	05/15/20	1,500	1,780,890
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/43	585	628,787
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/42	1,000	1,063,320
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/33	875	961,214
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,258,576
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	766,871
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	750	824,310
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (i)	6.50%	06/15/33	945	971,611
Philadelphia (City of); Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,000	1,140,880
Series 2005 A, Airport RB (INS-NATL) (a)(b)	5.00%	06/15/25	1,000	1,024,520
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	08/01/24	1,000	1,150,300
Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/35	1,250	1,392,625
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	573,080
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,702,260
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	1,000	1,124,710
Pittsburgh (City of) Water & Sewer Authority; Series 2013 A, Ref. First Lien RB	5.00%	09/01/31	500	566,410
Radnor Township School District; Series 2005 B, Unlimited Tax GO Bonds (c)(d)	5.00%	08/15/15	435	450,064
Series 2005 B, Unlimited Tax GO Bonds (c)(d)	5.00%	08/15/15	435	450,064
Series 2005 B, Unlimited Tax GO Bonds (c)(d)	5.00%	08/15/15	130	134,502

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB	5.00%	06/01/44	$635	$705,771
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	1,000	1,088,500
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB (b)	5.00%	01/01/27	1,185	1,294,174
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	1,000	1,188,980
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	568,040
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	1,400	1,427,636
West View Municipal Authority; Series 2014, Water RB	5.00%	11/15/39	850	965,268
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, Retirement Community RB (c)(d)	5.75%	01/01/16	2,500	2,645,100
Series 2005 A, Retirement Community RB (c)(d)	5.88%	01/01/16	900	953,460
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/31	750	838,305
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	912,730
				125,516,407

Guam–3.66%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,382,100
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	410	460,442
Series 2012 A, Ref. RB	5.00%	10/01/34	520	577,772
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	1,109,450
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/29	285	315,527
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	857,518
				4,702,809

Virgin Islands–1.60%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB (b)	5.00%	09/01/29	575	643,983
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	853,507
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	549,405
				2,046,895
TOTAL INVESTMENTS(j)–103.01% (Cost $123,028,953)				132,266,111
FLOATING RATE NOTE OBLIGATIONS–(4.78)%
Notes with interest and fee rate of 0.57% at 11/30/14 and maturities of collateral ranging from 06/15/34 to 07/01/42 (See Note 1D)(k)				(6,135,000)
OTHER ASSETS LESS LIABILITIES–1.77%				2,273,328
NET ASSETS–100.00%				$128,404,439

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	INS	—Insurer
AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.
AMBAC	—American Municipal Bond Assurance Corp.	PCR	—Pollution Control Revenue Bonds
BHAC	—Berkshire Hathaway Assurance Corp.	Radian	—Radian Asset Assurance, Inc.
CAB	—Capital Appreciation Bonds	RB	—Revenue Bonds
CEP	—Credit Enhancement Provider	Ref.	—Refunding
Conv.	—Convertible	Sr.	—Senior
GNMA	—Government National Mortgage Association	Sub.	—Subordinated
GO	—General Obligation	VRD	—Variable Rate Demand
Gtd.	—Guaranteed

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(f)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $1,615,260, which represented 1.26% of the Fund’s Net Assets.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.5%

(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Fund’s investments with a value of $9,977,832 are held by Dealer Trusts and serve as collateral for the $6,135,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Pennsylvania Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Pennsylvania Tax Free Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $3,384,076 and $4,962,500, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,539,141
Aggregate unrealized (depreciation) of investment securities	(1,105,966)
Net unrealized appreciation of investment securities	$9,433,175
Cost of investments for tax purposes is $122,832,936.

Invesco Pennsylvania Tax Free Income Fund

Invesco S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	MS-SPI-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.29%

Advertising–0.15%

Interpublic Group of Cos., Inc. (The)	17,039	$345,721
Omnicom Group Inc.	10,155	784,677
		1,130,398

Aerospace & Defense–2.62%

Boeing Co. (The)	27,099	3,641,022
General Dynamics Corp.	12,842	1,866,713
Honeywell International Inc.	31,643	3,134,872
L-3 Communications Holdings, Inc.	3,494	435,352
Lockheed Martin Corp.	10,908	2,089,536
Northrop Grumman Corp.	8,407	1,184,799
Precision Castparts Corp.	5,800	1,379,820
Raytheon Co.	12,564	1,340,579
Rockwell Collins, Inc.	5,462	467,165
Textron Inc.	11,289	489,039
United Technologies Corp.	34,402	3,786,972
		19,815,869

Agricultural & Farm Machinery–0.17%

Deere & Co.	14,493	1,255,384

Agricultural Products–0.18%

Archer-Daniels-Midland Co.	26,102	1,375,053

Air Freight & Logistics–0.77%

C.H. Robinson Worldwide, Inc.	5,949	438,679
Expeditors International of Washington, Inc.	7,889	369,363
FedEx Corp.	10,733	1,912,406
United Parcel Service, Inc. -Class B	28,442	3,126,345
		5,846,793

Airlines–0.36%

Delta Air Lines, Inc.	34,088	1,590,887
Southwest Airlines Co.	27,704	1,158,581
		2,749,468

Alternative Carriers–0.07%

Level 3 Communications, Inc. (b)	10,412	520,600

Aluminum–0.11%

Alcoa Inc.	47,566	822,416

Apparel Retail–0.53%

Gap, Inc. (The)	11,077	438,649
L Brands, Inc.	9,929	803,256
Ross Stores, Inc.	8,484	776,116
TJX Cos., Inc. (The)	28,020	1,853,803
Urban Outfitters, Inc. (b)	4,127	133,385
		4,005,209

Apparel, Accessories & Luxury Goods–0.49%

Coach, Inc.	11,104	412,181
Fossil Group, Inc. (b)	1,929	215,508

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

Michael Kors Holdings Ltd. (b)	8,299	$636,616
PVH Corp.	3,303	419,943
Ralph Lauren Corp.	2,457	454,299
Under Armour, Inc. -Class A (b)	6,726	487,568
VF Corp.	13,945	1,048,246
		3,674,361

Application Software–0.65%

Adobe Systems Inc. (b)	19,106	1,407,730
Autodesk, Inc. (b)	9,188	569,656
Citrix Systems, Inc. (b)	6,669	442,221
Intuit Inc.	11,479	1,077,534
salesforce.com, inc. (b)	23,277	1,393,594
		4,890,735

Asset Management & Custody Banks–1.29%

Affiliated Managers Group, Inc. (b)	2,245	457,060
Ameriprise Financial, Inc.	7,569	997,367
Bank of New York Mellon Corp. (The)	45,757	1,831,653
BlackRock, Inc.	5,100	1,831,308
Franklin Resources, Inc.	15,929	905,723
Invesco Ltd. (c)	17,496	706,139
Legg Mason, Inc.	4,075	231,256
Northern Trust Corp.	8,954	606,454
State Street Corp.	17,125	1,314,001
T. Rowe Price Group Inc.	10,636	887,787
		9,768,748

Auto Parts & Equipment–0.36%

BorgWarner, Inc.	9,235	522,332
Delphi Automotive PLC (United Kingdom)	12,115	883,789
Johnson Controls, Inc.	26,930	1,346,500
		2,752,621

Automobile Manufacturers–0.57%

Ford Motor Co.	156,833	2,466,983
General Motors Co.	54,506	1,822,136
		4,289,119

Automotive Retail–0.29%

AutoNation, Inc. (b)	3,203	190,386
AutoZone, Inc. (b)	1,317	760,844
CarMax, Inc. (b)	8,864	505,071
O’Reilly Automotive, Inc. (b)	4,195	766,594
		2,222,895

Biotechnology–2.87%

Alexion Pharmaceuticals, Inc. (b)	7,998	1,558,810
Amgen Inc.	30,715	5,077,497
Biogen Idec Inc. (b)	9,548	2,937,824
Celgene Corp. (b)	32,329	3,675,484
Gilead Sciences, Inc. (b)	61,127	6,132,261
Regeneron Pharmaceuticals, Inc. (b)	2,982	1,240,840

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)
Vertex Pharmaceuticals Inc. (b)	9,626	$1,134,713
		21,757,429

Brewers–0.07%

Molson Coors Brewing Co. -Class B	6,436	497,825

Broadcasting–0.26%

CBS Corp. -Class B	19,598	1,075,538
Discovery Communications, Inc. -Class A (b)	5,982	208,772
Discovery Communications, Inc. -Class C (b)	11,049	375,777
Scripps Networks Interactive Inc. -Class A	4,213	329,330
		1,989,417

Building Products–0.07%

Allegion PLC	3,911	210,607
Masco Corp.	14,413	348,795
		559,402

Cable & Satellite–1.27%

Cablevision Systems Corp. -Class A	8,770	178,206
Comcast Corp. -Class A	104,655	5,969,521
DIRECTV (b)	20,308	1,781,215
Time Warner Cable Inc.	11,265	1,681,639
		9,610,581

Casinos & Gaming–0.08%

Wynn Resorts Ltd.	3,277	585,305

Coal & Consumable Fuels–0.05%

CONSOL Energy Inc.	9,306	364,144

Commodity Chemicals–0.18%

LyondellBasell Industries N.V. -Class A	17,195	1,355,998

Communications Equipment–1.62%

Cisco Systems, Inc.	206,197	5,699,285
F5 Networks, Inc. (b)	3,037	392,350
Harris Corp.	4,235	303,522
Juniper Networks, Inc.	16,237	359,812
Motorola Solutions, Inc.	8,926	586,617
QUALCOMM, Inc.	67,773	4,940,652
		12,282,238

Computer & Electronics Retail–0.08%

Best Buy Co., Inc.	11,733	462,397
GameStop Corp. -Class A	4,555	172,225
		634,622

Construction & Engineering–0.12%

Fluor Corp.	6,395	396,426
Jacobs Engineering Group, Inc. (b)	5,400	250,830
Quanta Services, Inc. (b)	8,766	267,363
		914,619

Construction Machinery & Heavy Trucks–0.62%

Caterpillar Inc.	25,387	2,553,932
Cummins Inc.	6,915	1,006,962
Joy Global Inc.	3,994	195,866
PACCAR Inc.	14,345	961,402
		4,718,162

	Shares	Value

Construction Materials–0.09%

Martin Marietta Materials, Inc.	2,507	$300,940
Vulcan Materials Co.	5,292	349,801
		650,741

Consumer Electronics–0.08%

Garmin Ltd.	4,906	281,114
Harman International Industries, Inc.	2,748	298,240
		579,354

Consumer Finance–0.90%

American Express Co.	36,395	3,363,626
Capital One Financial Corp.	22,697	1,888,390
Discover Financial Services	18,678	1,224,343
Navient Corp.	16,960	355,482
		6,831,841

Data Processing & Outsourced Services–1.92%

Alliance Data Systems Corp. (b)	2,222	635,203
Automatic Data Processing, Inc.	19,446	1,665,355
Computer Sciences Corp.	5,865	371,724
Fidelity National Information Services, Inc.	11,541	706,194
Fiserv, Inc. (b)	10,077	720,405
MasterCard, Inc. -Class A	39,801	3,474,229
Paychex, Inc.	13,214	626,476
Total System Services, Inc.	6,681	220,406
Visa Inc. -Class A	19,906	5,139,530
Western Union Co. (The)	21,421	398,002
Xerox Corp.	43,831	611,881
		14,569,405

Department Stores–0.25%

Kohl’s Corp.	8,275	493,356
Macy’s, Inc.	14,279	926,850
Nordstrom, Inc.	5,762	439,986
		1,860,192

Distillers & Vintners–0.17%

Brown-Forman Corp. -Class B	6,387	619,858
Constellation Brands, Inc. -Class A (b)	6,775	653,110
		1,272,968

Distributors–0.08%

Genuine Parts Co.	6,189	636,105

Diversified Banks–4.89%

Bank of America Corp.	425,233	7,245,970
Citigroup Inc.	122,596	6,616,506
Comerica Inc.	7,311	340,766
JPMorgan Chase & Co.	152,095	9,150,035
U.S. Bancorp	72,864	3,220,589
Wells Fargo & Co.	192,099	10,465,554
		37,039,420

Diversified Chemicals–0.75%

Dow Chemical Co. (The)	45,387	2,208,985
E. I. du Pont de Nemours and Co.	37,009	2,642,443
Eastman Chemical Co.	6,044	501,169
FMC Corp.	5,396	293,542
		5,646,139

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Diversified Metals & Mining–0.15%

Freeport-McMoRan Inc.	42,016	$1,128,130

Diversified REIT’s–0.10%

Vornado Realty Trust	7,056	787,167

Diversified Support Services–0.04%

Cintas Corp.	3,932	287,626

Drug Retail–0.89%

CVS Health Corp.	46,830	4,278,389
Walgreen Co.	35,585	2,441,487
		6,719,876

Electric Utilities–1.74%

American Electric Power Co., Inc.	19,760	1,137,188
Duke Energy Corp.	28,599	2,313,659
Edison International	13,174	837,340
Entergy Corp.	7,262	609,282
Exelon Corp.	34,743	1,256,654
FirstEnergy Corp.	16,997	626,849
NextEra Energy, Inc.	17,644	1,841,857
Northeast Utilities	12,777	647,027
Pepco Holdings, Inc.	10,150	279,125
Pinnacle West Capital Corp.	4,482	283,397
PPL Corp.	26,865	954,514
Southern Co. (The)	36,219	1,717,867
Xcel Energy, Inc.	20,435	693,564
		13,198,323

Electrical Components & Equipment–0.56%

AMETEK, Inc.	9,938	506,440
Eaton Corp. PLC	19,244	1,305,321
Emerson Electric Co.	28,221	1,799,089
Rockwell Automation, Inc.	5,574	643,295
		4,254,145

Electronic Components–0.24%

Amphenol Corp. -Class A	12,682	680,136
Corning Inc.	52,205	1,097,349
		1,777,485

Electronic Equipment & Instruments–0.02%

FLIR Systems, Inc.	5,759	182,733

Electronic Manufacturing Services–0.14%

TE Connectivity Ltd. (Switzerland)	16,549	1,062,446

Environmental & Facilities Services–0.23%

Republic Services, Inc.	10,211	404,458
Stericycle, Inc. (b)	3,407	439,230
Waste Management, Inc.	17,539	854,676
		1,698,364

Fertilizers & Agricultural Chemicals–0.46%

CF Industries Holdings, Inc.	2,020	541,663
Monsanto Co.	19,574	2,347,119
Mosaic Co. (The)	12,877	589,380
		3,478,162

Food Distributors–0.13%

Sysco Corp.	23,726	955,209

	Shares	Value

Food Retail–0.29%

Kroger Co. (The)	19,770	$1,183,037
Safeway Inc.	9,316	324,569
Whole Foods Market, Inc.	14,607	716,181
		2,223,787

Footwear–0.37%

NIKE, Inc. -Class B	28,439	2,823,708

Gas Utilities–0.03%

AGL Resources Inc.	4,830	252,657

General Merchandise Stores–0.47%

Dollar General Corp. (b)	12,268	818,766
Dollar Tree, Inc. (b)	8,314	568,345
Family Dollar Stores, Inc.	3,872	306,082
Target Corp.	25,624	1,896,176
		3,589,369

Gold–0.05%

Newmont Mining Corp.	20,168	371,091

Health Care Distributors–0.54%

AmerisourceBergen Corp.	8,619	784,760
Cardinal Health, Inc.	13,613	1,118,852
McKesson Corp.	9,364	1,973,557
Patterson Cos. Inc.	3,533	170,220
		4,047,389

Health Care Equipment–2.14%

Abbott Laboratories	60,805	2,706,431
Baxter International Inc.	21,902	1,598,846
Becton, Dickinson and Co.	7,756	1,088,399
Boston Scientific Corp. (b)	53,607	689,922
C.R. Bard, Inc.	3,017	504,895
CareFusion Corp. (b)	8,202	485,312
Covidien PLC	18,267	1,844,967
Edwards Lifesciences Corp. (b)	4,247	550,751
Intuitive Surgical, Inc. (b)	1,452	751,802
Medtronic, Inc.	39,608	2,925,843
St. Jude Medical, Inc.	11,511	782,288
Stryker Corp.	12,093	1,123,561
Varian Medical Systems, Inc. (b)	4,177	369,706
Zimmer Holdings, Inc.	6,829	766,828
		16,189,551

Health Care Facilities–0.08%

Tenet Healthcare Corp. (b)	3,958	190,182
Universal Health Services, Inc. -Class B	3,719	389,082
		579,264

Health Care REIT’s–0.35%

HCP, Inc.	18,553	831,174
Health Care REIT, Inc.	13,103	965,167
Ventas, Inc.	11,901	851,517
		2,647,858

Health Care Services–0.50%

DaVita HealthCare Partners Inc. (b)	6,946	531,577
Express Scripts Holding Co. (b)	30,143	2,506,391

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Health Care Services–(continued)

Laboratory Corp. of America Holdings (b)	3,473	$363,415
Quest Diagnostics Inc.	5,878	383,892
		3,785,275

Health Care Supplies–0.04%

DENTSPLY International Inc.	5,732	315,145

Health Care Technology–0.11%

Cerner Corp. (b)	12,273	790,381

Home Entertainment Software–0.07%

Electronic Arts Inc. (b)	12,640	555,275

Home Furnishings–0.08%

Leggett & Platt, Inc.	5,549	233,558
Mohawk Industries, Inc. (b)	2,524	387,661
		621,219

Home Improvement Retail–1.05%

Home Depot, Inc. (The)	54,425	5,409,845
Lowe’s Cos., Inc.	39,915	2,547,774
		7,957,619

Homebuilding–0.13%

D.R. Horton, Inc.	13,411	341,846
Lennar Corp. -Class A	7,191	339,703
PulteGroup Inc.	13,681	295,920
		977,469

Homefurnishing Retail–0.07%

Bed Bath & Beyond Inc. (b)	7,489	549,468

Hotel and Resort REIT’s–0.09%

Host Hotels & Resorts Inc.	30,607	711,307

Hotels, Resorts & Cruise Lines–0.33%

Carnival Corp.	18,212	804,242
Marriott International Inc. -Class A	8,811	694,219
Starwood Hotels & Resorts Worldwide, Inc.	7,703	608,537
Wyndham Worldwide Corp.	5,060	421,801
		2,528,799

Household Appliances–0.08%

Whirlpool Corp.	3,157	587,739

Household Products–1.93%

Clorox Co. (The)	5,223	530,761
Colgate-Palmolive Co.	34,715	2,415,817
Kimberly-Clark Corp.	15,120	1,762,841
Procter & Gamble Co. (The)	109,489	9,901,090
		14,610,509

Housewares & Specialties–0.05%

Newell Rubbermaid Inc.	11,071	401,988

Human Resource & Employment Services–0.04%

Robert Half International, Inc.	5,583	317,059

Hypermarkets & Super Centers–1.07%

Costco Wholesale Corp.	17,723	2,518,793

	Shares	Value

Hypermarkets & Super Centers–(continued)

Wal-Mart Stores, Inc.	63,851	$5,589,516
		8,108,309

Independent Power Producers & Energy Traders–0.11%

AES Corp. (The)	26,906	373,186
NRG Energy, Inc.	13,655	426,856
		800,042

Industrial Conglomerates–2.33%

3M Co.	26,201	4,194,518
Danaher Corp.	24,649	2,059,671
General Electric Co. (d)	405,743	10,748,132
Roper Industries, Inc.	4,044	638,224
		17,640,545

Industrial Gases–0.39%

Air Products and Chemicals, Inc.	7,751	1,114,826
Airgas, Inc.	2,753	318,330
Praxair, Inc.	11,808	1,515,911
		2,949,067

Industrial Machinery–0.77%

Dover Corp.	6,734	518,451
Flowserve Corp.	5,572	328,024
Illinois Tool Works Inc.	14,750	1,400,218
Ingersoll-Rand PLC	10,816	682,057
Pall Corp.	4,337	416,829
Parker Hannifin Corp.	6,016	776,244
Pentair PLC (United Kingdom)	7,786	503,832
Snap-on Inc.	2,325	314,642
Stanley Black & Decker Inc.	6,318	596,672
Xylem, Inc.	7,386	283,179
		5,820,148

Industrial REIT’s–0.11%

Prologis, Inc.	20,218	854,817

Insurance Brokers–0.31%

Aon PLC	11,744	1,086,203
Marsh & McLennan Cos., Inc.	22,009	1,245,489
		2,331,692

Integrated Oil & Gas–3.59%

Chevron Corp.	76,787	8,359,801
Exxon Mobil Corp.	172,451	15,613,713
Hess Corp.	10,576	771,308
Occidental Petroleum Corp. (b)	31,525	2,424,272
		27,169,094

Integrated Telecommunication Services–2.29%

AT&T Inc.	209,707	7,419,434
CenturyLink Inc.	23,055	939,952
Frontier Communications Corp.	40,522	285,680
Verizon Communications Inc.	167,622	8,479,997
Windstream Holdings Inc.	24,369	246,371
		17,371,434

Internet Retail–1.21%

Amazon.com, Inc. (b)	15,320	5,187,965
Expedia, Inc.	4,035	351,489

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Internet Retail–(continued)
Netflix Inc. (b)	2,429	$841,867
Priceline Group Inc. (The) (b)	2,119	2,458,443
TripAdvisor Inc. (b)	4,502	331,572
		9,171,336

Internet Software & Services–3.20%

Akamai Technologies, Inc. (b)	7,203	465,386
eBay Inc. (b)	45,673	2,506,534
Facebook Inc. -Class A (b)	84,245	6,545,837
Google Inc. -Class A (b)	11,487	6,307,282
Google Inc. -Class C (b)	11,486	6,223,459
VeriSign, Inc. (b)	4,563	274,236
Yahoo! Inc. (b)	37,403	1,935,231
		24,257,965

Investment Banking & Brokerage–0.91%

Charles Schwab Corp. (The)	46,378	1,313,425
E*TRADE Financial Corp. (b)	11,674	266,284
Goldman Sachs Group, Inc. (The)	16,568	3,121,577
Morgan Stanley	61,926	2,178,556
		6,879,842

IT Consulting & Other Services–1.31%

Accenture PLC -Class A	25,524	2,203,487
Cognizant Technology Solutions Corp. -Class A (b)	24,581	1,327,128
International Business Machines Corp.	37,515	6,083,808
Teradata Corp. (b)	6,267	282,892
		9,897,315

Leisure Products–0.09%

Hasbro, Inc.	4,638	274,570
Mattel, Inc.	13,661	431,004
		705,574

Life & Health Insurance–0.93%

Aflac, Inc.	18,319	1,094,194
Lincoln National Corp.	10,556	597,786
MetLife, Inc.	45,480	2,529,143
Principal Financial Group, Inc.	11,052	588,740
Prudential Financial, Inc.	18,601	1,580,713
Torchmark Corp.	5,279	283,746
Unum Group	10,302	342,233
		7,016,555

Life Sciences Tools & Services–0.43%

Agilent Technologies, Inc.	13,486	576,392
PerkinElmer, Inc.	4,565	207,570
Thermo Fisher Scientific, Inc.	16,131	2,085,577
Waters Corp. (b)	3,350	388,265
		3,257,804

Managed Health Care–1.12%

Aetna Inc.	14,338	1,250,847
Cigna Corp.	10,667	1,097,528
Humana Inc.	6,236	860,381
UnitedHealth Group Inc.	39,289	3,875,074

	Shares	Value

Managed Health Care–(continued)
WellPoint, Inc.	11,089	$1,418,394
		8,502,224

Metal & Glass Containers–0.07%

Ball Corp.	5,608	376,128
Owens-Illinois, Inc. (b)	6,665	170,891
		547,019

Motorcycle Manufacturers–0.08%

Harley-Davidson, Inc.	8,793	612,696

Movies & Entertainment–1.69%

Time Warner Inc.	34,566	2,942,258
Twenty-First Century Fox, Inc. -Class A	76,161	2,802,725
Viacom Inc. -Class B	15,395	1,164,324
Walt Disney Co. (The)	63,858	5,907,503
		12,816,810

Multi-Line Insurance–0.63%

American International Group, Inc.	57,699	3,161,905
Assurant, Inc.	2,872	194,119
Genworth Financial Inc. -Class A (b)	20,081	182,536
Hartford Financial Services Group, Inc. (The)	18,107	747,819
Loews Corp.	12,328	513,338
		4,799,717

Multi-Sector Holdings–1.49%

Berkshire Hathaway Inc. -Class B (b)	73,717	10,960,981
Leucadia National Corp.	12,815	296,411
		11,257,392

Multi-Utilities–1.17%

Ameren Corp.	9,810	422,909
CenterPoint Energy, Inc.	17,379	416,053
CMS Energy Corp.	11,118	368,006
Consolidated Edison, Inc.	11,843	747,886
Dominion Resources, Inc.	23,560	1,709,278
DTE Energy Co.	7,170	584,068
Integrys Energy Group, Inc.	3,235	235,638
NiSource Inc.	12,750	533,460
PG&E Corp.	19,062	962,631
Public Service Enterprise Group Inc.	20,458	854,735
SCANA Corp.	5,772	329,177
Sempra Energy	9,346	1,044,229
TECO Energy, Inc.	9,433	187,056
Wisconsin Energy Corp.	9,118	450,429
		8,845,555

Office REIT’s–0.11%

Boston Properties, Inc.	6,190	802,472

Office Services & Supplies–0.03%

Pitney Bowes Inc.	8,200	201,884

Oil & Gas Drilling–0.18%

Diamond Offshore Drilling, Inc.	2,757	80,973
Ensco PLC -Class A	9,450	319,410
Helmerich & Payne, Inc.	4,375	304,281
Nabors Industries Ltd.	11,700	153,504
Noble Corp. PLC	10,281	184,955

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Oil & Gas Drilling–(continued)
Transocean Ltd.	13,766	$289,224
		1,332,347

Oil & Gas Equipment & Services–1.19%

Baker Hughes Inc.	17,591	1,002,687
Cameron International Corp. (b)	8,204	420,701
FMC Technologies, Inc. (b)	9,496	453,624
Halliburton Co.	34,392	1,451,342
National Oilwell Varco Inc.	17,397	1,166,295
Schlumberger Ltd.	52,423	4,505,757
		9,000,406

Oil & Gas Exploration & Production–1.93%

Anadarko Petroleum Corp.	20,459	1,619,330
Apache Corp.	15,465	991,152
Cabot Oil & Gas Corp.	16,874	557,517
Chesapeake Energy Corp.	20,999	425,440
Cimarex Energy Co.	3,550	372,572
ConocoPhillips	49,719	3,284,934
Denbury Resources Inc.	14,245	117,664
Devon Energy Corp.	15,550	916,983
EOG Resources, Inc.	22,136	1,919,634
EQT Corp.	6,125	557,252
Marathon Oil Corp.	27,273	788,735
Murphy Oil Corp.	6,770	327,803
Newfield Exploration Co. (b)	5,535	150,718
Noble Energy, Inc.	14,566	716,356
Pioneer Natural Resources Co.	5,785	828,586
QEP Resources Inc.	6,699	136,928
Range Resources Corp.	6,821	447,799
Southwestern Energy Co. (b)	14,280	459,530
		14,618,933

Oil & Gas Refining & Marketing–0.54%

Marathon Petroleum Corp.	11,456	1,032,071
Phillips 66	22,599	1,650,179
Tesoro Corp.	5,184	397,198
Valero Energy Corp.	21,348	1,037,726
		4,117,174

Oil & Gas Storage & Transportation–0.76%

Kinder Morgan Inc.	68,705	2,840,952
ONEOK, Inc.	8,410	455,485
Spectra Energy Corp.	27,128	1,027,609
Williams Cos. Inc. (The)	27,196	1,407,393
		5,731,439

Packaged Foods & Meats–1.43%

Campbell Soup Co.	7,234	327,556
ConAgra Foods, Inc.	17,084	623,908
General Mills, Inc.	24,767	1,306,459
Hershey Co. (The)	6,032	604,889
Hormel Foods Corp.	5,432	288,331
JM Smucker Co. (The)	4,139	424,537
Kellogg Co.	10,338	684,892
Keurig Green Mountain Inc.	4,932	701,034
Kraft Foods Group, Inc.	24,017	1,445,103
McCormick & Co., Inc.	5,248	390,084
Mead Johnson Nutrition Co.	8,174	848,788

	Shares	Value

Packaged Foods & Meats–(continued)
Mondelez International Inc. -Class A	68,172	$2,672,342
Tyson Foods, Inc. -Class A	11,843	501,433
		10,819,356

Paper Packaging–0.13%

Avery Dennison Corp.	3,838	190,019
Bemis Co., Inc.	4,055	161,957
MeadWestvaco Corp.	6,812	305,177
Sealed Air Corp.	8,573	338,891
		996,044

Paper Products–0.12%

International Paper Co.	17,267	929,310

Personal Products–0.11%

Avon Products, Inc.	17,574	171,874
Estee Lauder Cos. Inc. (The) -Class A	9,096	674,377
		846,251

Pharmaceuticals–6.27%

AbbVie Inc.	64,363	4,453,920
Actavis PLC (b)	10,685	2,891,468
Allergan, Inc.	12,016	2,570,102
Bristol-Myers Squibb Co.	67,040	3,958,712
Eli Lilly and Co.	39,759	2,708,383
Hospira, Inc. (b)	6,822	406,864
Johnson & Johnson	114,044	12,345,263
Mallinckrodt PLC (b)	4,588	423,105
Merck & Co., Inc.	116,646	7,045,419
Mylan Inc. (b)	15,125	886,476
Perrigo Co. PLC	5,410	866,628
Pfizer Inc.	256,406	7,987,047
Zoetis Inc.	20,266	910,551
		47,453,938

Property & Casualty Insurance–0.85%

ACE Ltd.	13,574	1,552,051
Allstate Corp. (The)	17,525	1,194,329
Chubb Corp. (The)	9,723	1,001,955
Cincinnati Financial Corp.	5,968	304,070
Progressive Corp. (The)	21,763	592,824
Travelers Cos., Inc. (The)	13,709	1,431,905
XL Group PLC	10,735	381,307
		6,458,441

Publishing–0.08%

Gannett Co., Inc.	9,123	296,953
News Corp. -Class A (b)	20,136	312,511
		609,464

Railroads–1.01%

CSX Corp.	40,419	1,474,889
Kansas City Southern	4,480	532,851
Norfolk Southern Corp.	12,515	1,397,175
Union Pacific Corp.	36,289	4,237,467
		7,642,382

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	11,280	380,587

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Regional Banks–0.90%

BB&T Corp.	29,097	$1,093,756
Fifth Third Bancorp	33,733	678,708
Huntington Bancshares Inc.	33,036	333,994
KeyCorp	35,456	478,656
M&T Bank Corp.	5,353	674,585
PNC Financial Services Group, Inc. (The)	21,858	1,911,919
Regions Financial Corp.	55,742	561,322
SunTrust Banks, Inc.	21,468	843,478
Zions Bancorp.	8,199	230,064
		6,806,482

Research & Consulting Services–0.14%

Dun & Bradstreet Corp. (The)	1,433	181,919
Equifax Inc.	4,955	394,170
Nielsen N.V.	12,302	513,855
		1,089,944

Residential REIT’s–0.35%

Apartment Investment & Management Co. -Class A	5,907	220,036
AvalonBay Communities, Inc.	5,304	852,830
Equity Residential	14,627	1,036,177
Essex Property Trust, Inc.	2,578	521,813
		2,630,856

Restaurants–1.17%

Chipotle Mexican Grill, Inc. (b)	1,260	836,161
Darden Restaurants, Inc.	5,363	305,637
McDonald’s Corp.	39,706	3,843,938
Starbucks Corp.	30,375	2,466,754
Yum! Brands, Inc.	17,778	1,373,351
		8,825,841

Retail REIT’s–0.51%

General Growth Properties, Inc.	25,374	679,008
Kimco Realty Corp.	16,620	422,979
Macerich Co. (The)	5,688	449,807
Simon Property Group, Inc.	12,566	2,271,933
		3,823,727

Security & Alarm Services–0.13%

ADT Corp. (The)	7,035	245,803
Tyco International PLC	17,934	769,368
		1,015,171

Semiconductor Equipment–0.29%

Applied Materials, Inc.	49,267	1,184,871
KLA-Tencor Corp.	6,686	464,276
Lam Research Corp.	6,553	541,540
		2,190,687

Semiconductors–2.15%

Altera Corp.	12,493	469,987
Analog Devices, Inc.	12,705	694,201
Avago Technologies Ltd. (Singapore)	10,178	950,625
Broadcom Corp. -Class A	21,746	937,905
First Solar, Inc. (b)	3,081	150,353
Intel Corp.	200,204	7,457,599
Linear Technology Corp.	9,644	443,913
Microchip Technology Inc.	8,103	365,850

	Shares	Value

Semiconductors–(continued)

Micron Technology, Inc. (b)	43,300	$1,556,635
NVIDIA Corp.	20,817	436,532
Texas Instruments Inc.	43,168	2,349,203
Xilinx, Inc.	10,856	493,297
		16,306,100

Soft Drinks–1.97%

Coca-Cola Co. (The)	159,619	7,155,720
Coca-Cola Enterprises, Inc.	9,133	401,304
Dr Pepper Snapple Group, Inc.	7,889	583,786
Monster Beverage Corp. (b)	5,813	651,928
PepsiCo, Inc.	60,930	6,099,093
		14,891,831

Specialized Consumer Services–0.05%

H&R Block, Inc.	11,123	374,178

Specialized Finance–0.54%

CME Group Inc. -Class A	12,772	1,081,022
Intercontinental Exchange, Inc.	4,586	1,036,390
McGraw Hill Financial, Inc.	10,953	1,023,668
Moody’s Corp.	7,522	759,797
NASDAQ OMX Group, Inc. (The)	4,799	215,523
		4,116,400

Specialized REIT’s–0.69%

American Tower Corp.	16,018	1,682,050
Crown Castle International Corp.	13,500	1,121,715
Iron Mountain Inc.	7,438	282,719
Plum Creek Timber Co., Inc.	7,161	298,470
Public Storage	5,863	1,100,075
Weyerhaeuser Co.	21,362	754,292
		5,239,321

Specialty Chemicals–0.56%

Ecolab Inc.	10,904	1,187,991
International Flavors & Fragrances Inc.	3,247	328,499
PPG Industries, Inc.	5,572	1,219,265
Sherwin-Williams Co. (The)	3,360	822,729
Sigma-Aldrich Corp.	4,848	662,237
		4,220,721

Specialty Stores–0.21%

PetSmart, Inc.	4,033	317,639
Staples, Inc.	26,048	366,235
Tiffany & Co.	4,547	490,712
Tractor Supply Co.	5,566	428,193
		1,602,779

Steel–0.11%

Allegheny Technologies, Inc.	4,401	148,270
Nucor Corp.	12,892	691,398
		839,668

Systems Software–3.05%

CA, Inc.	12,957	403,610
Microsoft Corp.	333,197	15,930,148
Oracle Corp.	131,504	5,577,085
Red Hat, Inc. (b)	7,645	475,137

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Systems Software–(continued)

Symantec Corp.	27,920	$728,433
		23,114,413

Technology Hardware, Storage & Peripherals–4.95%

Apple Inc.	242,132	28,796,759
EMC Corp.	82,033	2,489,702
Hewlett-Packard Co.	75,466	2,947,702
NetApp, Inc.	12,909	549,278
SanDisk Corp.	9,066	937,968
Seagate Technology PLC	13,215	873,644
Western Digital Corp.	8,894	918,483
		37,513,536

Thrifts & Mortgage Finance–0.05%

Hudson City Bancorp, Inc.	19,457	190,484
People’s United Financial Inc.	12,547	185,445
		375,929

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The)	11,132	305,128

Tobacco–1.49%

Altria Group, Inc.	80,205	4,031,103
Lorillard, Inc.	14,557	919,129
Philip Morris International Inc.	63,168	5,491,194
Reynolds American Inc.	12,460	821,239
		11,262,665

Trading Companies & Distributors–0.20%

Fastenal Co.	11,040	499,008
United Rentals, Inc. (b)	3,904	442,362
W.W. Grainger, Inc.	2,460	604,373
		1,545,743

Trucking–0.03%

Ryder System, Inc.	2,189	209,093
Total Common Stocks & Other Equity Interests (Cost $348,607,470)		744,292,761

	Shares	Value

Money Market Funds–1.85%

Liquid Assets Portfolio –Institutional Class (e)	7,002,965	$7,002,965
Premier Portfolio –Institutional Class (e)	7,002,966	7,002,966
Total Money Market Funds (Cost $14,005,931)		14,005,931
TOTAL INVESTMENTS–100.14% (Cost $362,613,401)		758,298,692
OTHER ASSETS LESS LIABILITIES–(0.14)%		(1,027,641)
NET ASSETS–100.00%		$757,271,051

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco S&P 500 Index Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco S&P 500 Index Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$758,298,692	$—	$—	$758,298,692
Futures Contracts*	249,987	—	—	249,987
Total Investments	$758,548,679	$—	$—	$758,548,679

*Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End - Market Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	134	December-2014	$ 13,844,210	$ 249,987

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended November 30, 2014.

	Value 08/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/14	Dividend Income
Invesco Ltd.	$702,489	$ 11,717	$ —	$ (8,067)	$ —	$ 706,139	$ 4,374

Invesco S&P 500 Index Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $21,800,563 and $6,392,894, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$378,349,174
Aggregate unrealized (depreciation) of investment securities	(6,516,364)
Net unrealized appreciation of investment securities	$371,832,810
Cost of investments for tax purposes is $386,465,882.

Invesco S&P 500 Index Fund

Invesco Small Cap Discovery Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	VK-SCD-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.71%

Aerospace & Defense–1.05%

TASER International, Inc. (b)(c)	403,492	$8,667,008

Apparel, Accessories & Luxury Goods–0.88%

G-III Apparel Group, Ltd. (c)	82,602	7,309,451

Application Software–6.53%

Aspen Technology, Inc. (c)	70,723	2,669,086
Cadence Design Systems, Inc. (c)	646,101	12,191,926
Guidewire Software Inc. (c)	240,165	12,121,128
Manhattan Associates, Inc. (c)	168,546	6,667,680
PTC Inc. (c)	212,555	8,304,524
Qlik Technologies Inc. (c)	178,218	5,494,461
Ultimate Software Group, Inc. (The) (c)	28,473	4,192,364
Yodlee, Inc. (c)	207,045	2,449,342
		54,090,511

Asset Management & Custody Banks–1.04%

Affiliated Managers Group, Inc. (c)	42,227	8,596,995

Auto Parts & Equipment–2.14%

Gentherm Inc. (c)	239,903	9,041,944
Tenneco Inc. (c)	160,274	8,710,892
		17,752,836

Biotechnology–6.16%

Clovis Oncology Inc. (b)(c)	113,354	5,393,383
Cubist Pharmaceuticals, Inc. (b)(c)	149,338	11,321,314
Exact Sciences Corp. (b)(c)	184,525	4,579,911
Intercept Pharmaceuticals, Inc. (c)	11,974	1,721,023
Medivation Inc. (c)	97,926	11,348,644
NPS Pharmaceuticals, Inc. (c)	262,656	8,714,926
Synageva BioPharma Corp. (b)(c)	97,816	7,942,659
		51,021,860

Broadcasting–0.82%

Nexstar Broadcasting Group, Inc. -Class A (b)	132,670	6,807,298

Building Products–4.10%

A.O. Smith Corp.	193,890	10,456,488
Lennox International Inc.	113,435	10,625,456
Owens Corning Inc.	197,252	6,872,260
Trex Co., Inc. (c)	143,801	6,059,774
		34,013,978

Commodity Chemicals–0.39%

Methanex Corp. (Canada)(b)	62,739	3,241,097

	Shares	Value

Communications Equipment–0.75%

ARRIS Group Inc. (c)	209,017	$6,222,436

Construction & Engineering–0.71%

MasTec Inc. (c)	244,701	5,897,294

Construction Machinery & Heavy Trucks–0.86%

Manitowoc Co., Inc. (The)	353,762	7,124,767

Consumer Electronics–1.30%

Harman International Industries, Inc.	99,060	10,750,982

Data Processing & Outsourced Services–3.16%

Euronet Worldwide, Inc. (c)	175,381	10,184,375
Jack Henry & Associates, Inc.	109,954	6,757,773
WEX Inc. (c)	81,405	9,205,277
		26,147,425

Electronic Components–0.80%

Belden Inc.	90,267	6,592,199

Electronic Equipment & Instruments–1.16%

Cognex Corp. (c)	236,236	9,617,168

Electronic Manufacturing Services–0.74%

IPG Photonics Corp. (c)	84,989	6,126,857

Environmental & Facilities Services–0.75%

Clean Harbors, Inc. (c)	132,775	6,207,231

Footwear–0.51%

Steven Madden, Ltd. (c)	123,648	4,216,397

General Merchandise Stores–1.97%

Burlington Stores, Inc. (c)	178,403	7,969,262
Tuesday Morning Corp. (c)	391,948	8,348,492
		16,317,754

Health Care Equipment–4.56%

DexCom Inc. (c)	155,061	7,979,439
Globus Medical, Inc. -Class A (c)	288,123	6,638,354
Insulet Corp. (c)	168,959	7,871,800
Thoratec Corp. (c)	203,297	6,340,833
Wright Medical Group, Inc. (c)	304,318	8,913,474
		37,743,900

Health Care Facilities–4.51%

Acadia Healthcare Co., Inc. (c)	218,805	13,568,098
Capital Senior Living Corp. (c)	361,146	9,191,166
Tenet Healthcare Corp. (c)	131,052	6,297,048

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Health Care Facilities–(continued)

VCA, Inc. (c)	176,408	$8,349,391
		37,405,703

Health Care Services–1.50%

Team Health Holdings, Inc. (c)	217,523	12,433,615

Health Care Supplies–0.91%

Align Technology, Inc. (c)	133,123	7,574,699

Home Furnishings–0.55%

La-Z-Boy Inc.	176,654	4,591,238

Homebuilding–0.75%

Taylor Morrison Home Corp. -Class A (c)	320,299	6,194,583

Homefurnishing Retail–0.55%

Mattress Firm Holding Corp. (b)(c)	63,947	4,542,155

Housewares & Specialties–0.84%

Jarden Corp. (c)	157,116	6,936,671

Human Resource & Employment Services–0.96%

TrueBlue, Inc. (c)	346,347	7,948,664

Industrial Conglomerates–1.00%

Carlisle Cos. Inc.	92,622	8,280,407

Industrial Machinery–2.35%

EnPro Industries, Inc. (c)	120,236	7,757,627
ITT Corp.	133,639	5,532,655
Woodward Inc.	119,767	6,189,558
		19,479,840

Internet Software & Services–3.53%

CoStar Group Inc. (c)	44,053	7,500,464
Dealertrack Technologies Inc. (c)	153,984	7,261,885
Marketo, Inc. (b)(c)	257,481	8,229,093
Wix.com Ltd. (Israel)(b)(c)	292,359	6,259,406
		29,250,848

Investment Banking & Brokerage–1.85%

Evercore Partners Inc. -Class A	178,976	9,038,288
Stifel Financial Corp. (c)	129,614	6,290,167
		15,328,455

IT Consulting & Other Services–0.65%

InterXion Holding N.V. (Netherlands)(c)	192,447	5,363,498

Leisure Products–1.60%

Brunswick Corp.	266,806	13,254,922

Life Sciences Tools & Services–5.26%

Bio-Techne Corp.	93,461	8,561,962

	Shares	Value

Life Sciences Tools & Services–(continued)

Bruker Corp. (c)	323,620	$6,207,032
Fluidigm Corp. (c)	321,747	9,919,460
PAREXEL International Corp. (c)	197,548	11,558,533
VWR Corp. (c)	275,074	7,374,734
		43,621,721

Marine–0.57%

Kirby Corp. (c)	49,046	4,715,282

Movies & Entertainment–2.12%

Cinemark Holdings, Inc.	284,417	10,327,181
Lions Gate Entertainment Corp.	212,457	7,202,293
		17,529,474

Office Services & Supplies–0.90%

Steelcase Inc. -Class A	425,771	7,459,508

Oil & Gas Equipment & Services–2.07%

Amec Foster Wheeler PLC -ADR (United Kingdom)	542,466	7,849,483
Dril-Quip, Inc. (c)	56,208	4,482,588
Superior Energy Services, Inc.	250,117	4,829,759
		17,161,830

Oil & Gas Exploration & Production–2.50%

Diamondback Energy Inc. (c)	153,570	8,661,348
PDC Energy, Inc. (c)	142,037	4,191,512
RSP Permian Inc. (c)	360,316	7,840,476
		20,693,336

Packaged Foods & Meats–2.19%

Hain Celestial Group, Inc. (The) (c)	57,326	6,490,450
TreeHouse Foods, Inc. (c)	68,020	5,506,219
WhiteWave Foods Co. -Class A (c)	168,228	6,162,191
		18,158,860

Personal Products–0.27%

IGI Laboratories, Inc. (c)	212,419	2,224,027

Pharmaceuticals–2.50%

Impax Laboratories, Inc. (c)	264,414	8,448,027
Pacira Pharmaceuticals, Inc. (c)	130,677	12,274,491
		20,722,518

Regional Banks–3.08%

East West Bancorp, Inc.	221,280	8,136,466
Signature Bank (c)	63,178	7,661,596
SVB Financial Group (c)	92,523	9,728,793
		25,526,855

Research & Consulting Services–0.57%

Corporate Executive Board Co. (The)	64,921	4,752,866

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Restaurants–2.90%

Fiesta Restaurant Group, Inc. (c)	126,294	$7,080,042
Jack in the Box Inc.	112,913	8,412,019
Texas Roadhouse, Inc.	243,701	8,056,755
Zoe’s Kitchen Inc. (c)	16,556	523,666
		24,072,482

Semiconductors–5.45%

Atmel Corp. (c)	1,122,097	8,875,787
Cavium Inc. (c)	190,928	10,806,525
Integrated Device Technology, Inc. (c)	663,377	12,378,615
Power Integrations, Inc.	110,289	5,532,096
Silicon Laboratories Inc. (c)	166,140	7,534,449
		45,127,472

Specialty Chemicals–1.74%

/	141,004	6,782,292
PolyOne Corp.	204,988	7,646,053
		14,428,345

Specialty Stores–0.67%

Tractor Supply Co.	72,013	5,539,960

Steel–0.80%

Commercial Metals Co.	405,532	6,626,393

Systems Software–0.85%

Barracuda Networks, Inc. (b)(c)	196,397	7,056,544

Trading Companies & Distributors–0.84%

WESCO International, Inc. (c)	84,688	6,977,444

Trucking–0.50%

ArcBest Corp.	95,574	4,149,823
Total Common Stocks & Other Equity Interests (Cost $615,618,468)		809,595,482

Money Market Funds–2.24%

Liquid Assets Portfolio –Institutional Class (d)	9,286,929	9,286,929
Premier Portfolio –Institutional Class (d)	9,286,930	9,286,930
Total Money Market Funds (Cost $18,573,859)		18,573,859
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.95% (Cost $634,192,327)		828,169,341

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.59%

Liquid Assets Portfolio - Institutional Class (Cost $38,092,635)(d)(e)	38,092,635	$38,092,635
TOTAL INVESTMENTS–104.54% (Cost $672,284,962)		866,261,976
OTHER ASSETS LESS LIABILITIES–(4.54)%		(37,656,766)
NET ASSETS–100.00%		$828,605,210

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2014.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of November 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$36,791,471	$(36,791,471)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Discovery Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Small Cap Discovery Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $106,249,801 and $154,222,784, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$217,422,632
Aggregate unrealized (depreciation) of investment securities	(25,452,414)
Net unrealized appreciation of investment securities	$191,970,218
Cost of investments for tax purposes is $674,291,758.

Invesco Small Cap Discovery Fund

Invesco Strategic Real Return Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	SRR-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Treasury Securities–44.19%

U.S. Treasury Bills–0.07%

0.08%, 08/20/15(b)(c)	$10,000	$9,993

U.S. Treasury Inflation - Indexed Bonds–14.31%(d)

2.38%, 01/15/25	233,598	277,898
2.00%, 01/15/26	159,492	185,082
2.38%, 01/15/27	121,565	147,152
1.75%, 01/15/28	118,156	134,997
3.63%, 04/15/28	163,345	226,756
2.50%, 01/15/29	104,207	130,511
3.88%, 04/15/29	182,427	263,513
3.38%, 04/15/32	44,250	63,227
2.13%, 02/15/40	103,513	133,080
2.13%, 02/15/41	171,724	222,226
0.75%, 02/15/42	161,161	154,737
0.63%, 02/15/43	159,427	147,891
1.38%, 02/15/44	155,232	173,500
		2,260,570

U.S. Treasury Inflation - Indexed Notes–29.81%(d)

2.00%, 01/15/16	135,508	139,094
0.13%, 04/15/16	273,888	275,619
2.50%, 07/15/16	155,571	163,946
2.38%, 01/15/17	127,466	135,503
0.13%, 04/15/17	307,038	310,903
2.63%, 07/15/17	106,801	115,991
1.63%, 01/15/18	124,973	132,667
0.13%, 04/15/18	340,814	344,426
1.38%, 07/15/18	110,375	117,377
2.13%, 01/15/19	100,882	110,335
0.13%, 04/15/19	228,546	229,999
1.88%, 07/15/19	111,471	121,830
1.38%, 01/15/20	139,784	149,391
1.25%, 07/15/20	234,647	250,850
1.13%, 01/15/21	264,396	279,806
0.63%, 07/15/21	251,335	259,192
0.13%, 01/15/22	288,138	285,308
0.13%, 07/15/22	279,453	277,016
0.13%, 01/15/23	271,192	266,500
0.38%, 07/15/23	277,165	278,480
0.63%, 01/15/24	277,459	282,941
0.13%, 07/15/24	185,442	181,081
		4,708,255
Total U.S. Treasury Securities (Cost $6,950,599)		6,978,818

	Shares

Common Stocks–31.38%

Fixed Income Funds–31.38%

Invesco Floating Rate Fund –Class R6 (Cost $5,019,497)(e)	630,592	4,956,449

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–22.96%

Aerospace & Defense–0.85%

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.50%, 07/15/21	$125,000	$134,844

Apparel Retail–0.36%

Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(f)	55,000	56,513

Auto Parts & Equipment–0.83%

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	125,000	130,938

Automotive Retail–0.01%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	2,000	2,030

Broadcasting–0.16%

Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(f)	25,000	24,500

Building Products–0.82%

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	125,000	129,219

Cable & Satellite–1.12%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	50,000	50,000
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	125,000	127,187

		177,187

Casinos & Gaming–0.83%

MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	129,000	130,290

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(f)	6,000	6,143

Construction & Engineering–0.05%

AECOM Technology Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(f)	3,000	3,166
5.88%, 10/15/24(f)	5,000	5,343
		8,509

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Construction Machinery & Heavy Trucks–1.35%
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	$125,000	$128,125
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	82,000	85,177
		213,302

Construction Materials–0.10%
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(f)	15,000	15,413

Consumer Finance–0.03%
Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/24	4,000	4,085

Data Processing & Outsourced Services–0.59%
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	81,000	93,960

Department Stores–0.21%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(f)	32,000	32,640

Distillers & Vintners–0.03%
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 4.75%, 11/15/24	5,000	5,125

Gas Utilities–0.03%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	4,000	3,970

Health Care Facilities–0.83%
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/20	125,000	131,250

Health Care Services–0.99%
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(f)	125,000	131,250
Omnicare Inc., Sr. Unsec. Notes, 5.00%, 12/01/24	25,000	25,594
		156,844

Household Products–0.83%
Reynolds Group Issuer Inc./LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	125,000	131,563

Independent Power Producers & Energy Traders–0.06%
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	9,000	9,146

	Principal Amount	Value

Industrial Machinery–0.01%
EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 09/15/22(f)	$2,000	$2,065

Integrated Oil & Gas–0.12%
California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(f)	21,000	19,110

Internet Software & Services–1.17%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	75,000	81,000
EarthLink Holdings Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	102,000	104,550
		185,550

Metal & Glass Containers–0.99%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	10,000	10,425
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	145,000	145,362
		155,787

Oil & Gas Drilling–0.03%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(f)	5,000	4,634

Oil & Gas Equipment & Services–0.79%
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	125,000	118,906
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(f)	6,000	5,708
		124,614

Oil & Gas Exploration & Production–0.93%
Antero Resources Corp., Sr. Unsec. Gtd. Notes, 5.13%, 12/01/22(f)	13,000	12,480
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	7,000	6,851
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	6,000	5,288
Carrizo Oil & Gas Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20(f)	6,000	6,067
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	7,000	6,466
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/22(f)	20,000	18,700
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(f)	101,000	90,395
		146,247

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–0.48%

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	$65,000	$74,506
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(f)	2,000	2,065
		76,571

Packaged Foods & Meats–0.05%

WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	7,000	7,403

Paper Packaging–0.10%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	2,000	2,018
4.88%, 11/15/22	14,000	14,157
		16,175

Paper Products–0.05%

Mercer International Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/19(f)	7,000	7,114

Personal Products–0.05%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	8,000	8,200

Pharmaceuticals–0.01%

Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(f)	2,000	2,050

Semiconductor Equipment–0.78%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	125,000	123,750

Specialized Finance–2.68%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	125,000	142,656
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	125,000	129,375
International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	125,000	151,875
		423,906

Specialized REIT’s–0.80%

Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	125,000	125,781

Specialty Stores–0.35%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(f)	55,000	55,756

	Principal Amount	Value

Steel–0.91%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	$12,000	$11,385
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	125,000	132,187
		143,572

Wireless Telecommunication Services–2.54%

Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	125,000	130,312
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	20,000	18,850
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	125,000	120,938
T-Mobile USA, Inc., Sr. Unsec. Gtd. Notes, 6.84%, 04/28/23	125,000	130,625
		400,725
Total U.S. Dollar Denominated Bonds and Notes (Cost $3,673,363)		3,626,481

	Shares

Money Market Funds–0.96%

Liquid Assets Portfolio –Institutional Class (g)	75,747	75,747
Premier Portfolio –Institutional Class (g)	75,748	75,748
Total Money Market Funds (Cost $151,495)		151,495
TOTAL INVESTMENTS–99.49% (Cost $15,794,954)		15,713,243
OTHER ASSETS LESS LIABILITIES–0.51%		80,945
NET ASSETS–100.00%		$15,794,188

Investment Abbreviations:

Gtd.	—Guaranteed
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.
(e)	Invesco Floating Rate Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of November 30, 2014 represented 31.38% of the Fund’s Net Assets. See Note 4.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $501,112, which represented 3.17% of the Fund’s Net Assets.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Strategic Real Return Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the

Invesco Strategic Real Return Fund

F.	Other Risks – (continued)

Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,107,944	$—	$—	$5,107,944
U.S. Treasury Securities	—	6,978,818	—	6,978,818
Corporate Debt Securities	—	3,626,481	—	3,626,481
	5,107,944	10,605,299	—	15,713,243
Futures Contracts*	(3,352)	—	—	(3,352)
Total Investments	$5,104,592	$10,605,299	$—	$15,709,891

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	Short	4	March-2015	$(508,188)	$(3,352)
Total Futures Contracts – Interest Rate Risk					$(3,352)

Invesco Strategic Real Return Fund

NOTE 4 — Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the three months ended November 30, 2014.

	Value 08/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/14	Dividend Income
Invesco Floating Rate Fund	$4,952,598	$59,918	$ -	$(56,067)	$ -	$4,956,449	$59,905

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2014 was $622,848 and $880,964, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $988,838 and $190,301, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$92,256
Aggregate unrealized (depreciation) of investment securities	(191,197)
Net unrealized appreciation (depreciation) of investment securities	$(98,941)
Cost of investments for tax purposes is $15,812,184.

Invesco Strategic Real Return Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.